UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22747

ALPS SERIES TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

303.623.2577

(Registrant’s telephone number, including area code)

Vilma DeVooght, Esq., Secretary

ALPS Series Trust

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and address of agent for service)

Date of fiscal year end:     September 30

Date of reporting period:  October 1, 2020 – March 31, 2021

Item 1. Reports to Stockholders.

(a)

Portfolio Update
Beacon Accelerated Return Strategy Fund	2
Beacon Planned Return Strategy Fund	4
Disclosure of Fund Expenses	6
Portfolios of Investments
Beacon Accelerated Return Strategy Fund	8
Beacon Planned Return Strategy Fund	10
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets
Beacon Accelerated Return Strategy Fund	15
Beacon Planned Return Strategy Fund	16
Financial Highlights	17
Notes to Financial Statements	21
Additional Information	34

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.beacontrust.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-844-894-9222 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.beacontrust.com.

Beacon Accelerated Return Strategy Fund	Portfolio Update
March 31, 2021 (Unaudited)

Performance of a Hypothetical $1,000,000 Initial Investment

(at Inception* through March 31, 2021)

The graph shown above represents historical performance of a hypothetical investment of $1,000,000 in the Institutional Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (as of March 31, 2021)

	6 Month	1 Year	3 Year	Since Inception*
Beacon Accelerated Return Strategy Fund – Institutional Class	12.58%	43.95%	13.16%	11.97%
CBOE S&P 500 BuyWrite Index	13.71%	32.20%	4.79%	4.42%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 894-9222 or by visiting www.beacontrust.com.

*	Inception date of October 2, 2017 for Institutional Class.

The Cboe S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) "writing" (or selling) the near-term S&P 500 Index (SPXSM) "covered" call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

Returns of less than 1 year are cumulative.

2	www.beacontrust.com

Beacon Accelerated Return Strategy Fund	Portfolio Update
March 31, 2021 (Unaudited)

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class shares (as reported in the January 28, 2021 Prospectus), are 1.24% and 1.24%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2022.

Top Ten Holdings (as a % of Net Assets)*

Option Contract	Expiration Date	Strike Price
S&P 500® Mini Index	6/14/21	0.01	11.81%
S&P 500® Mini Index	4/14/21	0.01	11.17%
S&P 500® Mini Index	8/13/21	0.01	10.45%
S&P 500® Mini Index	5/14/21	0.01	10.14%
S&P 500® Mini Index	7/14/21	0.01	10.12%
S&P 500® Mini Index	9/14/21	0.01	10.10%
S&P 500® Mini Index	11/12/21	0.01	8.41%
S&P 500® Mini Index	12/14/21	0.01	7.89%
S&P 500® Mini Index	1/14/22	0.01	7.89%
S&P 500® Mini Index	10/14/21	0.01	7.24%
Top Ten Holdings			95.22%

Asset Allocation (as a % of Net Assets)*

Purchased Option Contracts	114.79%
Written Option Contracts	-17.60%
Cash, Cash Equivalents, & Other Assets in Excess of Liabilities	2.81%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2021	3

Beacon Planned Return Strategy Fund	Portfolio Update
March 31, 2021 (Unaudited)

Performance of a Hypothetical $1,000,000 Initial Investment

(at Inception* through March 31, 2021)

The graph shown above represents historical performance of a hypothetical investment of $1,000,000 in the Institutional Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (as of March 31, 2021)

	6 Month	1 Year	3 Year	Since Inception*
Beacon Planned Return Strategy Fund – Institutional Class	8.72%	29.31%	9.41%	8.44%
CBOE S&P 500 BuyWrite Index	13.71%	32.20%	4.79%	4.42%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 894-9222 or by visiting www.beacontrust.com.

*	Inception date of October 2, 2017 for Institutional Class.

The Cboe S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) "writing" (or selling) the near-term S&P 500 Index (SPXSM) "covered" call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

Returns of less than 1 year are cumulative.

4	www.beacontrust.com

Beacon Planned Return Strategy Fund	Portfolio Update
March 31, 2021 (Unaudited)

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class shares (as reported in the January 28, 2021 Prospectus), 1.20% and 1.20%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2022.

Top Ten Holdings (as a % of Net Assets)*

Option Contract	Expiration Date	Strike Price
S&P 500® Mini Index	7/14/21	42.10	11.24%
S&P 500® Mini Index	9/14/21	42.12	10.24%
S&P 500® Mini Index	5/14/21	36.80	9.66%
S&P 500® Mini Index	6/14/21	39.80	9.26%
S&P 500® Mini Index	8/13/21	44.15	9.13%
S&P 500® Mini Index	10/14/21	45.30	9.09%
S&P 500® Mini Index	4/14/21	36.28	8.33%
S&P 500® Mini Index	1/14/22	49.25	8.26%
S&P 500® Mini Index	2/14/22	51.35	8.06%
S&P 500® Mini Index	3/14/22	51.25	7.95%
Top Ten Holdings			91.22%

Asset Allocation (as a % of Net Assets)*

Purchased Option Contracts	129.65%
Written Option Contracts	-31.12%
Cash, Cash Equivalents, & Other Assets in Excess of Liabilities	1.47%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2021	5

Beacon Funds Trust	Disclosure of Fund Expenses
March 31, 2021 (Unaudited)

Example. As a shareholder of the Beacon Accelerated Return Strategy Fund or Beacon Planned Return Strategy Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2020 and held through March 31, 2021.

Actual Expenses. The first line under each class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2020 – March 31, 2021” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	www.beacontrust.com

Beacon Funds Trust	Disclosure of Fund Expenses
March 31, 2021 (Unaudited)

	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expense Ratio(a)	Expenses Paid During Period October 1, 2020 - March 31, 2021(b)
Beacon Accelerated Return Strategy Fund Institutional Class
Actual	$1,000.00	$1,125.80	1.22%	$6.47
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	1.22%	$6.14

Beacon Planned Return Strategy Fund Institutional Class
Actual	$1,000.00	$1,087.20	1.19%	$6.19
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	1.19%	$5.99

(a)	Each Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses after any applicable waivers and reimbursements.
(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

Semi-Annual Report | March 31, 2021	7

Beacon Accelerated Return Strategy Fund	Portfolio of Investments
March 31, 2021 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (114.79%)
Call Option Contracts (114.79%)
S&P 500® Mini Index:
Goldman Sachs	04/14/2021	$0.01	330	$13,110,536	$13,131,557
Goldman Sachs	04/14/2021	285.01	330	13,110,536	3,727,044
Goldman Sachs	05/14/2021	0.01	300	11,918,670	11,927,974
Goldman Sachs	05/14/2021	306.65	300	11,918,670	2,740,159
Goldman Sachs	06/14/2021	0.01	350	13,905,114	13,891,002
Goldman Sachs	06/14/2021	321.98	350	13,905,114	2,673,910
Goldman Sachs	07/14/2021	0.01	300	11,918,670	11,904,624
Goldman Sachs	07/14/2021	338.25	300	11,918,670	1,866,354
Goldman Sachs	08/13/2021	0.01	310	12,315,959	12,291,078
Goldman Sachs	08/13/2021	341.50	310	12,315,959	1,874,206
Goldman Sachs	09/14/2021	0.01	300	11,918,670	11,880,599
Goldman Sachs	09/14/2021	346.20	300	11,918,670	1,726,579
Goldman Sachs	10/14/2021	0.01	215	8,541,714	8,509,896
Goldman Sachs	10/14/2021	361.68	215	8,541,714	987,617
Goldman Sachs	11/12/2021	0.01	250	9,932,225	9,887,259
Goldman Sachs	11/12/2021	377.80	250	9,932,225	871,417
Goldman Sachs	12/14/2021	0.01	235	9,336,292	9,283,877
Goldman Sachs	12/14/2021	393.35	235	9,336,292	600,493
Goldman Sachs	01/14/2022	0.01	235	9,336,292	9,282,099
Goldman Sachs	01/14/2022	393.09	185	7,349,847	505,398
Goldman Sachs	01/14/2022	393.35	50	1,986,445	135,750
Goldman Sachs	02/14/2022	0.01	125	4,966,113	4,932,952
Goldman Sachs	02/14/2022	393.09	125	4,966,113	359,744
				234,400,510	134,991,588
TOTAL PURCHASED OPTION CONTRACTS
(Cost $108,261,689)				$234,400,510	$134,991,588

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.92%)
Money Market Funds
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(a)	0.000%	397,418	397,418
Invesco Short-Term Investments Trust
Government & Agency Portfolio - Institutional Class	0.030%	3,039,158	3,039,158
			3,436,576
TOTAL SHORT TERM INVESTMENTS
(Cost $3,436,576)			3,436,576

See Notes to Financial Statements.

8	www.beacontrust.com

Beacon Accelerated Return Strategy Fund	Portfolio of Investments
March 31, 2021 (Unaudited)

TOTAL INVESTMENTS (117.71%)
(Cost $111,698,265)	$138,428,164

LIABILITIES IN EXCESS OF OTHER ASSETS (-17.71%)	(20,831,978)

NET ASSETS (100.00%)	$117,596,186

(a)	All or a portion is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (17.60%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Call Option Contracts - (17.60%)
S&P 500® Mini Index
Goldman Sachs	04/14/21	$315.61	(660)	$744,939	$(26,221,074)	$(5,436,394)
Goldman Sachs	05/14/21	339.00	(600)	702,417	(23,837,340)	(3,568,885)
Goldman Sachs	06/14/21	353.21	(700)	759,287	(27,810,230)	(3,290,879)
Goldman Sachs	07/14/21	373.00	(600)	571,019	(23,837,340)	(1,907,295)
Goldman Sachs	08/13/21	376.50	(620)	697,313	(24,631,918)	(1,916,180)
Goldman Sachs	09/14/21	380.50	(600)	670,752	(23,837,340)	(1,781,759)
Goldman Sachs	10/14/21	394.23	(430)	435,125	(17,083,427)	(941,736)
Goldman Sachs	11/12/21	408.97	(500)	539,960	(19,864,450)	(738,939)
Goldman Sachs	12/14/21	427.89	(470)	575,712	(18,672,583)	(401,533)
Goldman Sachs	01/14/22	427.05	(370)	420,105	(14,699,693)	(369,498)
Goldman Sachs	01/14/22	430.05	(100)	129,392	(3,972,890)	(89,776)
Goldman Sachs	02/14/22	429.25	(250)	299,605	(9,932,225)	(259,758)

TOTAL WRITTEN OPTION CONTRACTS				$6,545,626	$(234,400,510)	$(20,702,632)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	9

Beacon Planned Return Strategy Fund	Portfolio of Investments
March 31, 2021 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (129.65%)
Call Option Contracts (126.49%)
S&P 500® Mini Index:
Goldman Sachs	04/14/2021	$36.28	800	$31,783,120	$28,932,490
Goldman Sachs	04/14/2021	279.72	800	31,783,120	9,458,255
Goldman Sachs	05/14/2021	36.80	930	36,947,877	33,555,307
Goldman Sachs	05/14/2021	284.01	930	36,947,877	10,583,318
Goldman Sachs	06/14/2021	39.80	900	35,756,010	32,138,731
Goldman Sachs	06/14/2021	304.70	900	35,756,010	8,389,125
Goldman Sachs	07/14/2021	42.10	1,100	43,701,789	39,020,658
Goldman Sachs	07/14/2021	321.79	1,100	43,701,789	8,532,017
Goldman Sachs	08/13/2021	44.15	900	35,756,010	31,711,525
Goldman Sachs	08/13/2021	338.21	900	35,756,010	5,706,264
Goldman Sachs	09/14/2021	44.12	1,010	40,126,189	35,543,430
Goldman Sachs	09/14/2021	341.50	1,010	40,126,188	6,225,213
Goldman Sachs	10/14/2021	45.30	900	35,756,010	31,547,337
Goldman Sachs	10/14/2021	347.50	900	35,756,010	5,191,302
Goldman Sachs	11/12/2021	47.30	780	30,988,542	27,160,324
Goldman Sachs	11/12/2021	362.35	780	30,988,542	3,638,055
Goldman Sachs	12/14/2021	47.85	315	12,514,604	10,937,738
Goldman Sachs	12/14/2021	48.70	450	17,878,005	15,587,099
Goldman Sachs	12/14/2021	368.55	315	12,514,604	1,358,307
Goldman Sachs	12/14/2021	373.25	450	17,878,005	1,782,679
Goldman Sachs	01/14/2022	49.25	830	32,974,987	28,697,818
Goldman Sachs	01/14/2022	377.65	830	32,974,987	3,151,013
Goldman Sachs	02/14/2022	51.35	815	32,379,054	27,980,038
Goldman Sachs	02/14/2022	393.20	815	32,379,054	2,339,755
Goldman Sachs	03/14/2022	51.25	805	31,981,765	27,616,241
Goldman Sachs	03/14/2022	393.00	805	31,981,765	2,419,295
				837,087,923	439,203,334

See Notes to Financial Statements.

10	www.beacontrust.com

Beacon Planned Return Strategy Fund	Portfolio of Investments
March 31, 2021 (Unaudited)

Put Option Contracts (3.16%)
S&P 500® Mini Index:
Goldman Sachs	04/14/2021	279.72	800	31,783,120	878
Goldman Sachs	05/14/2021	284.01	930	36,947,877	18,163
Goldman Sachs	06/14/2021	304.70	900	35,756,010	90,643
Goldman Sachs	07/14/2021	321.79	1,100	43,701,789	275,463
Goldman Sachs	08/13/2021	338.21	900	35,756,010	457,799
Goldman Sachs	09/14/2021	341.50	1,010	40,126,189	713,646
Goldman Sachs	10/14/2021	347.50	900	35,756,010	837,852
Goldman Sachs	11/12/2021	362.35	780	30,988,542	1,046,998
Goldman Sachs	12/14/2021	368.55	315	12,514,604	520,254
Goldman Sachs	12/14/2021	373.25	450	17,878,005	796,911
Goldman Sachs	01/14/2022	377.65	830	32,974,987	1,702,701
Goldman Sachs	02/14/2022	393.20	815	32,379,054	2,211,197
Goldman Sachs	03/14/2022	393.00	805	31,981,765	2,303,378
				418,543,962	10,975,883
TOTAL PURCHASED OPTION CONTRACTS
(Cost $372,216,179)				$1,255,631,885	$450,179,217

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.56%)
Money Market Funds
Goldman Sachs Financial Square Funds -Treasury Instruments Fund(a)	0.000%	522,816	522,816
Invesco Short-Term Investments Trust
Government & Agency Portfolio - Institutional Class	0.030%	4,907,881	4,907,881
			5,430,697
TOTAL SHORT TERM INVESTMENTS
(Cost $5,430,697)			5,430,697

TOTAL INVESTMENTS (131.21%)
(Cost $377,646,876)			$455,609,914

LIABILITIES IN EXCESS OF OTHER ASSETS (-31.21%)			(108,384,313)

NET ASSETS (100.00%)			$347,225,601

(a)	All or a portion is held as collateral at broker for written options.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	11

Beacon Planned Return Strategy Fund	Portfolio of Investments
March 31, 2021 (Unaudited)

WRITTEN OPTION CONTRACTS (31.12%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Put Option Contracts - (1.83%)
S&P 500® Mini Index
Goldman Sachs	04/14/21	$251.75	(800)	$1,773,359	$(31,783,120)	$(268)
Goldman Sachs	05/14/21	255.61	(930)	2,039,211	(36,947,877)	(7,785)
Goldman Sachs	06/14/21	274.23	(900)	2,030,130	(35,756,010)	(48,543)
Goldman Sachs	07/14/21	289.61	(1,100)	2,314,073	(43,701,789)	(147,395)
Goldman Sachs	08/13/21	304.39	(900)	1,807,833	(35,756,010)	(229,744)
Goldman Sachs	09/14/21	307.35	(1,010)	2,132,821	(40,126,189)	(382,687)
Goldman Sachs	10/14/21	312.75	(900)	1,883,627	(35,756,010)	(462,854)
Goldman Sachs	11/12/21	326.12	(780)	1,513,137	(30,988,542)	(588,858)
Goldman Sachs	12/14/21	331.70	(315)	654,230	(12,514,604)	(300,897)
Goldman Sachs	12/14/21	335.93	(450)	899,064	(17,878,005)	(459,230)
Goldman Sachs	01/14/22	339.89	(830)	1,799,403	(32,974,987)	(1,006,459)
Goldman Sachs	02/14/22	353.88	(815)	1,895,624	(32,379,054)	(1,317,149)
Goldman Sachs	03/14/22	353.70	(805)	1,777,375	(31,981,765)	(1,399,834)
				22,519,887	(418,543,962)	(6,351,703)

Call Option Contracts - (29.29%)
S&P 500® Mini Index
Goldman Sachs	04/14/21	301.79	(1,600)	2,797,928	(63,566,240)	(15,387,668)
Goldman Sachs	05/14/21	304.77	(1,860)	3,103,793	(73,895,754)	(17,334,982)
Goldman Sachs	06/14/21	327.00	(1,800)	3,129,670	(71,512,020)	(12,881,595)
Goldman Sachs	07/14/21	341.61	(2,200)	3,611,754	(87,403,580)	(13,009,340)
Goldman Sachs	08/13/21	357.45	(1,800)	2,899,276	(71,512,020)	(8,374,117)
Goldman Sachs	09/14/21	362.43	(2,020)	3,609,153	(80,252,378)	(8,858,798)
Goldman Sachs	10/14/21	368.20	(1,800)	3,268,681	(71,512,020)	(7,334,407)
Goldman Sachs	11/12/21	381.55	(1,560)	2,595,729	(61,977,084)	(5,014,807)
Goldman Sachs	12/14/21	388.34	(630)	1,079,769	(25,029,207)	(1,812,043)
Goldman Sachs	12/14/21	392.30	(900)	1,507,427	(35,756,010)	(2,359,406)
Goldman Sachs	01/14/22	398.50	(1,660)	3,034,366	(65,949,974)	(3,971,323)
Goldman Sachs	02/14/22	415.89	(1,630)	3,276,187	(64,758,107)	(2,581,891)
Goldman Sachs	03/14/22	415.10	(1,610)	3,042,788	(63,963,529)	(2,791,850)
				36,956,521	(837,087,923)	(101,712,227)

TOTAL WRITTEN OPTION CONTRACTS				$59,476,408	$(1,255,631,885)	$(108,063,930)

See Notes to Financial Statements.

12	www.beacontrust.com

Beacon Funds Trust	Statements of Assets and Liabilities
March 31, 2021 (Unaudited)

	BEACON ACCELERATED RETURN STRATEGY FUND	BEACON PLANNED RETURN STRATEGY FUND
ASSETS:
Investments, at value (Cost $111,698,265 and $377,646,876)	$138,428,164	$455,609,914
Receivable for investments sold	435	166
Receivable for shares sold	–	87,730
Dividends and interest receivable	3	4
Other assets	14,751	19,814
Total Assets	138,443,353	455,717,628

LIABILITIES:
Written options, at value (premiums received $6,545,626 and $59,476,408)	20,702,632	108,063,930
Payable for administration and transfer agent fees	22,253	55,338
Payable for shares redeemed	–	34,500
Payable to adviser	98,195	290,751
Payable for distribution and service fees	3,694	14,132
Payable for printing fees	1,189	2,969
Payable for professional fees	12,145	14,366
Payable for trustees' fees and expenses	3,556	9,710
Payable to Chief Compliance Officer fees	1,444	3,813
Accrued expenses and other liabilities	2,059	2,518
Total Liabilities	20,847,167	108,492,027
NET ASSETS	$117,596,186	$347,225,601

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$103,737,837	$319,699,567
Total distributable earnings	13,858,349	27,526,034
NET ASSETS	$117,596,186	$347,225,601

PRICING OF SHARES
Institutional Class :
Net Asset Value, offering and redemption price per share	$11.18	$10.85
Net Assets	$117,596,186	$347,225,601
Shares of beneficial interest outstanding	10,523,035	32,012,266

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	13

Beacon Funds Trust	Statements of Operations
For the Period Ended March 31, 2021 (Unaudited)

	BEACON ACCELERATED RETURN STRATEGY FUND	BEACON PLANNED RETURN STRATEGY FUND
INVESTMENT INCOME:
Dividends	$334	$1,370
Total Investment Income	334	1,370

EXPENSES:
Investment advisory fees (Note 7)	578,865	1,644,679
Administration fees	49,360	130,608
Shareholder service fees Institutional Class	18,987	68,114
Custody fees	2,821	3,007
Legal fees	4,133	11,282
Audit and tax fees	9,634	9,633
Transfer agent fees	14,243	31,385
Trustees' fees and expenses	7,297	20,062
Registration and filing fees	8,796	8,810
Printing fees	1,181	2,955
Chief Compliance Officer fees	4,219	11,574
Insurance fees	2,308	5,877
Other expenses	2,040	3,411
Total Expenses	703,884	1,951,397
NET INVESTMENT LOSS	(703,550)	(1,950,027)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND WRITTEN OPTIONS:
Net realized gain/(loss) on:
Investments	24,161,836	45,800,782
Written options	(13,917,025)	(30,176,632)
Net realized gain	10,244,811	15,624,150
Change in unrealized appreciation/(depreciation) on:
Investments (net of change in foreign capital gains tax of $0 and $0)	10,334,948	44,436,280
Written options	(6,017,909)	(30,584,569)
Net change	4,317,039	13,851,711

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND WRITTEN OPTIONS	14,561,850	29,475,861
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,858,300	$27,525,834

See Notes to Financial Statements.

14	www.beacontrust.com

Beacon Accelerated
Return Strategy Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
OPERATIONS:
Net investment loss	$(703,550)	$(1,370,186)
Net realized gain on investments and written options	10,244,811	11,547,459
Net change in unrealized appreciation on investments and written options	4,317,039	1,267,721
Net increase in net assets resulting from operations	13,858,300	11,444,994
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(9,098,504)	(5,021,704)
Total distributions	(9,098,504)	(5,021,704)

BENEFICIAL SHARE TRANSACTIONS (Note 6):
Institutional Class
Shares sold	3,962,018	2,294,251
Dividends reinvested	8,904,999	4,912,463
Shares redeemed	(16,071,809)	(16,630,726)
Net decrease from beneficial share transactions	(3,204,792)	(9,424,012)

Net increase/(decrease) in net assets	1,555,004	(3,000,722)

NET ASSETS:
Beginning of period	116,041,182	119,041,904
End of period	$117,596,186	$116,041,182

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	15

Beacon Planned
Return Strategy Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
OPERATIONS:
Net investment loss	$(1,950,027)	$(3,547,058)
Net realized gain on investments and written options	15,624,150	22,651,065
Net change in unrealized appreciation on investments and written options	13,851,711	1,302,816
Net increase in net assets resulting from operations	27,525,834	20,406,823
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(16,088,934)	(19,513,463)
Total distributions	(16,088,934)	(19,513,463)

BENEFICIAL SHARE TRANSACTIONS (Note 6):
Institutional Class
Shares sold	26,892,937	27,902,211
Dividends reinvested	14,203,122	16,951,434
Shares redeemed	(20,696,391)	(36,881,950)
Net increase from beneficial share transactions	20,399,668	7,971,695
Net increase in net assets	31,836,568	8,865,055

NET ASSETS:
Beginning of period	315,389,033	306,523,978
End of period	$347,225,601	$315,389,033

See Notes to Financial Statements.

16	www.beacontrust.com

Beacon Accelerated
Return Strategy Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.74	$10.15	$11.30	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.07)	(0.12)	(0.11)	(0.13)
Net realized and unrealized gain on investments	1.38	1.15	0.37	1.49
Total from investment operations	1.31	1.03	0.26	1.36

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.87)	(0.44)	(1.41)	(0.06)
Total Distributions	(0.87)	(0.44)	(1.41)	(0.06)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.44	0.59	(1.15)	1.30
NET ASSET VALUE, END OF PERIOD	$11.18	$10.74	$10.15	$11.30

TOTAL RETURN(c)	12.58%	10.32%	5.09%	13.70%

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	17

Beacon Accelerated
Return Strategy Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018 (a)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$117,596		$116,041	$119,042	$154,518

RATIOS TO AVERAGE NET ASSETS
Operating expenses (d)	1.22	%(e)	1.22%	1.20%	1.29	%(e)
Net investment loss	(1.22	%)(e)	(1.21%)	(1.16%)	(1.25	%)(e)

PORTFOLIO TURNOVER RATE(f)	0%		0%	0%	0%

(a)	Commenced operations on October 2, 2017.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	According to the Fund's shareholder services plan with respect to the Fund's Institutional Class shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund during the period ended March 31, 2021, the period ended September 30, 2020, the period ended September 30, 2019, and the period ended September 30, 2018, respectively, in the amount of 0.00% (annualized), 0.00% (annualized), 0.14% (annualized), and 0.06% (annualized) of average net assets of Institutional Class shares.
(e)	Annualized.
(f)	All securities whose maturity or expiration date at time of acquisition were one year or less are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

18	www.beacontrust.com

Beacon Planned
Return Strategy Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.49	$10.44	$10.73	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.06)	(0.12)	(0.11)	(0.13)
Net realized and unrealized gain on investments	0.96	0.85	0.62	0.89
Total from investment operations	0.90	0.73	0.51	0.76
LESS DISTRIBUTIONS:
From net realized gains on investments	(0.54)	(0.68)	(0.80)	(0.03)
Total Distributions	(0.54)	(0.68)	(0.80)	(0.03)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.36	0.05	(0.29)	0.73
NET ASSET VALUE, END OF PERIOD	$10.85	$10.49	$10.44	$10.73

TOTAL RETURN(c)	8.72%	7.21%	5.77%	7.64%

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	19

Beacon Planned
Return Strategy Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018 (a)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$347,226		$315,389	$306,524	$351,595

RATIOS TO AVERAGE NET ASSETS
Operating expenses (d)	1.19	%(e)	1.20%	1.17%	1.25	%(e)
Net investment loss	(1.19	%)(e)	(1.19%)	(1.13%)	(1.23	%)(e)

PORTFOLIO TURNOVER RATE(f)	0%		0%	0%	0%

(a)	Commenced operations on October 2, 2017.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	According to the Fund's shareholder services plan with respect to the Fund's Institutional Class shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund during the period ended March 31, 2021, the period ended September 30, 2020, the period ended September 30, 2019, and the period ended September 30, 2018, respectively, in the amount of 0.00% (annualized), 0.00% (annualized), 0.14% (annualized), and 0.06% (annualized) of average net assets of Institutional Class shares.
(e)	Annualized.
(f)	All securities whose maturity or expiration date at time of acquisition were one year or less are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

20	www.beacontrust.com

Beacon Funds Trust	Notes to Financial Statements
March 31, 2021 (Unaudited)

1.  ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and the primary investment objectives are to deliver capital appreciation and generate positive alpha for the Beacon Accelerated Return Strategy Fund, and capital preservation and capital appreciation for the Beacon Planned Return Strategy Fund. The Funds currently offer Institutional Class shares. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

FLEX Options are customized option contracts available through the Chicago Board Options Exchange ("CBOE"). Flexible Exchange Options are valued based on prices supplied by an independent third-party pricing service, which utilizes pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Semi-Annual Report | March 31, 2021	21

Beacon Funds Trust	Notes to Financial Statements
March 31, 2021 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2021:

BEACON ACCELERATED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$134,991,588	$–	$134,991,588
Short Term Investments	3,436,576	–	–	3,436,576
Total	$3,436,576	$134,991,588	$–	$138,428,164

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(20,702,632)	$–	$(20,702,632)
Total	$–	$(20,702,632)	$–	$(20,702,632)

22	www.beacontrust.com

Beacon Funds Trust	Notes to Financial Statements
March 31, 2021 (Unaudited)

BEACON PLANNED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$450,179,217	$–	$450,179,217
Short Term Investments	5,430,697	–	–	5,430,697
Total	$5,430,697	$450,179,217	$–	$455,609,914

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(108,063,930)	$–	$(108,063,930)
Total	$–	$(108,063,930)	$–	$(108,063,930)

There were no Level 3 securities held during the period ended March 31, 2021.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: The Funds place their cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to a fund and are apportioned among the classes based on average net assets of each class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that they will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the period ended March 31, 2021, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions and has concluded that as of March 31, 2021, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

Semi-Annual Report | March 31, 2021	23

Beacon Funds Trust	Notes to Financial Statements
March 31, 2021 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risk: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

3.  DERIVATIVE INSTRUMENTS

Each Fund's principal investment strategy permits it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options. In doing so, the Funds may employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

24	www.beacontrust.com

Beacon Funds Trust	Notes to Financial Statements
March 31, 2021 (Unaudited)

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for nonhedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The Funds use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices.

Semi-Annual Report | March 31, 2021	25

Beacon Funds Trust	Notes to Financial Statements
March 31, 2021 (Unaudited)

Purchased Options: When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written Options: When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

The average option contract notional amount during the period ended March 31, 2021, is noted below for each of the Funds.

Derivative Type	Unit of Measurement	Monthly Average
Beacon Accelerated Return Strategy Fund
Purchased Option Contracts	Notional value of contracts outstanding	$229,863,303
Written Option Contracts	Notional value of contracts outstanding	$229,863,303

Derivative Type	Unit of Measurement	Monthly Average
Beacon Planned Return Strategy Fund
Purchased Option Contracts	Notional value of contracts outstanding	$1,182,319,215
Written Option Contracts	Notional value of contracts outstanding	$1,182,319,215

26	www.beacontrust.com

Beacon Funds Trust	Notes to Financial Statements
March 31, 2021 (Unaudited)

Derivative Instruments: The following tables disclose the amounts related to the Funds’ use of derivative instruments.

The effect of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2021:

Risk Exposure	Statements of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statements of Assets and Liabilities Location	Fair Value of Liability Derivatives
Beacon Accelerated Return Strategy Fund
Equity Contracts (Purchased Options/ Written Options)	Investments, at value	$134,991,588	Written Options, at value	$20,702,632
		$134,991,588		$20,702,632
Beacon Planned Return Strategy Fund
Equity Contracts (Purchased Options/ Written Options)	Investments, at value	$450,179,217	Written Options, at value	$108,063,930
		$450,179,217		$108,063,930

Semi-Annual Report | March 31, 2021	27

Beacon Funds Trust	Notes to Financial Statements
March 31, 2021 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2021:

Risk Exposure	Statements of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Beacon Accelerated Return Strategy Fund
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Net change in unrealized appreciation/ (depreciation) on investments	$24,166,580	$10,334,948
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/ (depreciation) on written option contracts	(13,917,025)	(6,017,909)
Total		$10,249,555	$4,317,039
Beacon Planned Return Strategy Fund
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Net change in unrealized appreciation/ (depreciation) on investments	$45,807,925	$44,436,280
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/ (depreciation) on written option contracts	(30,176,632)	(30,584,569)
Total		$15,631,293	$13,851,711

28	www.beacontrust.com

Beacon Funds Trust	Notes to Financial Statements
March 31, 2021 (Unaudited)

4.  TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

The tax character of distributions paid during the fiscal year ended September 30, 2020, were as follows:

	Ordinary Income	Long-Term Capital Gains
Beacon Accelerated Return Strategy Fund	$1,155,236	$3,866,468
Beacon Planned Return Strategy Fund	5,690,489	13,822,974

Unrealized Appreciation and Depreciation on Investments and Derivative Instruments: As of

March 31, 2021, the aggregate costs of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation of instruments and derivative instruments for federal tax purposes were as follows:

	Beacon Accelerated Return Strategy Fund	Beacon Planned Return Strategy Fund
Gross unrealized appreciation (excess of value over tax cost)(a)	$27,153,549	$119,346,751
Gross unrealized depreciation (excess of tax cost over value)(a)	(14,580,656)	(89,971,235)
Net unrealized appreciation	$12,572,893	$29,375,516
Cost of investments for income tax purposes	$111,698,265	$377,646,876

(a)	Includes appreciation/(depreciation) on written options.

Mark to market adjustments are not included in calculating tax cost and appreciation and depreciation for the semi-annual report.

5.  SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the period ended March 31, 2021 were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Beacon Accelerated Return Strategy Fund	$–	$–
Beacon Planned Return Strategy Fund	–	–

Semi-Annual Report | March 31, 2021	29

Beacon Funds Trust	Notes to Financial Statements
March 31, 2021 (Unaudited)

6.  BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 2.00% short-term redemption fee deducted from the redemption amount. For the period ended March 31, 2021, the redemption fees charged by the Funds, if any, are presented in the Statements of Changes in Net Assets.

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Beacon Accelerated Return Strategy Fund
Institutional Class
Shares sold	362,814	225,873
Shares issued in reinvestment of distributions to shareholders	833,801	478,331
Shares redeemed	(1,478,447)	(1,624,133)
Net decrease in shares outstanding	(281,832)	(919,929)

Beacon Planned Return Strategy Fund
Institutional Class
Shares sold	2,545,298	2,760,515
Shares issued in reinvestment of distributions to shareholders	1,355,260	1,680,023
Shares redeemed	(1,959,048)	(3,738,778)
Net increase in shares outstanding	1,941,510	701,760

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 98% of the outstanding shares of the Beacon Accelerated Return Strategy Fund are held by one omnibus account. Approximately 86% of the outstanding shares of the Beacon Planned Return Strategy Fund are owned by one omnibus account. Share transaction activities of these shareholders could have a material impact on the Funds.

30	www.beacontrust.com

Beacon Funds Trust	Notes to Financial Statements
March 31, 2021 (Unaudited)

7.  MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Beacon Investment Advisory Services, Inc. (the “Adviser”), subject to the authority of the Board, is responsible for the management of the Funds’ portfolios. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, each Fund pays the Adviser an annual management fee that is based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The contractual management fee rate is 1.00% based on average daily net assets for the Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of a Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of each Fund’s Total Annual Fund Operating Expenses, exclusive of 12b-1 fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses to an annual rate of 1.40% of the Beacon Accelerated Return Strategy Fund’s average daily net assets for the Institutional Class shares and 1.40% of the Beacon Planned Return Strategy Fund’s average daily net assets for the Institutional Class shares. The Fee Waiver Agreement is in effect through January 31, 2022, and will thereafter continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by the Board and the Adviser does not provide at least 30 days written notice of non-continuance prior to the end of the then effective term. The Adviser may not terminate the Fee Waiver Agreement without the approval of the Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement only to the extent that the Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Funds will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis. There were no fees waived or reimbursed for the period ended March 31, 2021.

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assist in each Fund’s operations. Each Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Funds for the period ended March 31, 2021, are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Semi-Annual Report | March 31, 2021	31

Beacon Funds Trust	Notes to Financial Statements
March 31, 2021 (Unaudited)

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to each Fund to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of each Fund are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

Each Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Institutional Class. Under the Shareholder Services Plan each Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net assets of each Fund’s Institutional Class shares, respectively, to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Shareholder Services Plan fees paid by the Funds are disclosed in the Statements of Operations.

8.  TRUSTEES

As of March 31, 2021, there were three Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $13,500, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,250 and the Independent Chair receives a quarterly retainer of $3,250. The Independent Trustees and interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 7, the Fund pays ALPS an annual fee for compliance services.

32	www.beacontrust.com

Beacon Funds Trust	Notes to Financial Statements
March 31, 2021 (Unaudited)

9.  INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

At a Special Meeting of Shareholders of the ALPS Series Trust, held on April 12, 2021, shareholders of record as of the close of business on March 1, 2021 voted to approve the election of Ward D. Armstrong and Bradley J. Swenson to serve on the Board of Trustees until their resignation, retirement, death or removal or until their respective successors are duly elected and qualified.

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

Semi-Annual Report | March 31, 2021	33

Beacon Funds Trust	Additional Information
March 31, 2021 (Unaudited)

1.  PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Funds (toll-free) at 1-844-894-9222 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1-844-894-9222 or (ii) on the SEC’s website at http://www.sec.gov.

2.  PORTFOLIO HOLDINGS

The Funds’ portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are also available upon request, without charge, by calling (toll-free) 1-866-377-8090 or by writing to Beacon Trust at 163 Madison Avenue, Suite 600, Morristown, New Jersey 07960.

34	www.beacontrust.com

Intentionally Left Blank

Beacon Funds

This material must be preceded by a prospectus.

The Beacon Funds are distributed by ALPS Distributors, Inc.

CARRET
Asset Management

SEMI-ANNUAL

March 31, 2021

Kansas Tax-Exempt Bond Fund | Institutional Class (SEKSX)
Kansas Tax-Exempt Bond Fund | Class A (IKSTX)

Portfolio Update	1
Disclosure of Fund Expenses	3
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	15
Additional Information	21

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.carret.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-833-287-7933 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.carret.com.

Carret Kansas Tax-Exempt Bond Fund	Portfolio Update
March 31, 2021 (Unaudited)

Average Annual Total Returns (as of March 31, 2021)

	1 Year	5 Year	10 Year	Since Inception*
Carret Kansas Tax-Exempt Bond Fund - Institutional Class	3.56%	2.64%	3.50%	4.51%
Carret Kansas Tax-Exempt Bond Fund – Class A (NAV)	3.30%	2.32%	3.14%	4.18%
Carret Kansas Tax-Exempt Bond Fund – Class A (MOP)	-1.12%	1.42%	2.69%	4.03%
Bloomberg Barclays US Municipal Bond: 7 Year (6-8) Index(a)	5.61%	3.05%	3.86%	2.67%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (833) 287-7933.

*	The Fund commenced operations on May 22, 2007. The Predecessor Fund, American Independence Kansas Tax-Exempt Bond Fund, managed by Manifold Fund Advisors, LLC, was reorganized into the American Independence Kansas Tax-Exempt Bond Fund on September 24, 2018. Manifold Partners, LLC was the Fund’s investment adviser from September 24, 2018 through September 13, 2019, with Carret Asset Management, LLC serving as sub-adviser. Effective September 13, 2019, Manifold Partners, LLC ceased providing investment advisory services to the Fund and Carret Asset Management, LLC became the Fund's investment adviser. Fund performance prior to September 24, 2018 is reflective of the past performance of the Predecessor Fund. The Institutional Class of the Predecessor Fund commenced operations on December 10, 1990. Class A of the Predecessor Fund commenced operations on August 6, 2002.
(a)	The Bloomberg Barclays 7-Year Municipal Bond Index is a total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-exempt bond market, consisting of municipal bonds with maturities of 6 to 8 years.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 4.25%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class and Class A shares (as reported in the January 28, 2021 Prospectus) are 0.57% and 0.48% and 0.86% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2022.

Semi-Annual Report | March 31, 2021	1

Carret Kansas Tax-Exempt Bond Fund	Portfolio Update
March 31, 2021 (Unaudited)

Performance of $3,000,000 Initial Investment (as of March 31, 2021)

The graph shown above represents historical performance of a hypothetical investment of $3,000,000 in the Institutional Class. Due to differing expenses, performance of Class A will vary. Past performance does not guarantee future results. Returns do not reflect the deduction of fees, sales charges, or taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Portfolio Diversification (% of Net Assets as of March 31, 2021)

2

Carret Kansas Tax-Exempt Bond Fund	Disclosure of Fund Expenses
March 31, 2021 (Unaudited)

Examples. As a shareholder of the Carret Kansas Tax-Exempt Bond Fund, you incur two types of costs: (1) transaction costs, (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2020 and held through March 31, 2021.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2020 – March 31, 2021” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expense Ratio(a)	Expenses Paid During Period October 1, 2020 - March 31, 2021(b)
Carret Kansas Tax-Exempt Bond Fund
Institutional Class
Actual	$ 1,000.00	$ 1,006.50	0.48%	$ 2.40
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.54	0.48%	$ 2.42
Class A
Actual	$ 1,000.00	$ 1,005.30	0.73%	$ 3.65
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.29	0.73%	$ 3.68

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses after any applicable waivers and reimbursements.
(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

Semi-Annual Report | March 31, 2021	3

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments
March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (95.52%)
Education (43.82%)(a)
Allen County Unified School District No. 257, General Obligation Unlimited Bonds
3.000%, 09/01/2043	$2,415,000	$2,546,258
Barton Community College, Certificate Participation Bonds
4.000%, 12/01/2032	555,000	623,049
4.000%, 12/01/2034	250,000	277,974
Bourbon County Unified School District No. 234-Fort Scott, General Obligation Unlimited Bonds
5.000%, 09/01/2025	355,000	408,009
Butler County Unified School District No. 206 Remington, General Obligation Unlimited Bonds
3.000%, 09/01/2034	1,000,000	1,044,793
3.000%, 09/01/2035	510,000	531,784
Butler County Unified School District No. 385 Andover, General Obligation Unlimited Bonds
4.000%, 09/01/2030	690,000	811,449
4.000%, 09/01/2031	500,000	583,446
5.000%, 09/01/2032	2,750,000	3,493,391
5.000%, 09/01/2034	2,000,000	2,540,648
Butler County Unified School District No. 490 El Dorado, General Obligation Unlimited Bonds
4.000%, 09/01/2034	1,000,000	1,148,709
4.000%, 09/01/2036	500,000	570,524
Douglas County Unified School District No. 497 Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,750,339
4.000%, 09/01/2033	500,000	554,186
Finney County Unified School District No. 457 Garden City, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,725,575
5.000%, 09/01/2027	800,000	982,627
Ford County Unified School District No. 443 Dodge City, General Obligation Unlimited Bonds
4.000%, 03/01/2030	1,150,000	1,334,304
4.000%, 03/01/2034	1,000,000	1,123,528
Franklin County Unified School District No. 290 Ottawa, General Obligation Unlimited Bonds
4.000%, 09/01/2040	250,000	287,961
5.000%, 09/01/2031	1,715,000	2,050,030
5.000%, 09/01/2032	150,000	179,303
5.000%, 09/01/2033	1,000,000	1,195,353
Geary County Unified School District No. 475, General Obligation Unlimited Bonds
4.000%, 09/01/2038	2,000,000	2,224,721
4.000%, 09/01/2043	1,000,000	1,100,772
Johnson & Miami Counties Unified School District No. 230 Spring Hills, General Obligation Unlimited Bonds
4.000%, 09/01/2031	400,000	465,954
4.000%, 09/01/2033	1,000,000	1,148,400
4.000%, 09/01/2035	1,000,000	1,143,725
5.000%, 09/01/2030	1,970,000	2,435,077
Johnson County Unified School District No. 229 Blue Valley, General Obligation Unlimited Bonds
3.000%, 10/01/2032	1,155,000	1,314,371
Johnson County Unified School District No. 232 De Soto, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,165,000	1,392,013
4.000%, 09/01/2032	1,745,000	2,071,944
Johnson County Unified School District No. 233 Olathe, General Obligation Unlimited Bonds
2.000%, 09/01/2030	750,000	789,531
4.000%, 09/01/2031	1,000,000	1,160,445
4.000%, 09/01/2033	905,000	1,039,494
4.000%, 09/01/2035	790,000	911,824
4.000%, 09/01/2036	480,000	554,020
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Unlimited Bonds
5.000%, 10/01/2032	1,000,000	1,193,651
Kansas City Kansas Community College Auxiliary Enterprise System, Revenue Bonds
4.000%, 09/01/2032	140,000	165,550

See Notes to Financial Statements.

4

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments
March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
Education (continued)
4.000%, 09/01/2033	$100,000	$117,729
Kansas Development Finance Authority, Revenue Bonds
2.000%, 05/01/2031	630,000	654,387
2.000%, 06/01/2032	1,000,000	995,000
2.000%, 05/01/2033	800,000	819,748
3.000%, 05/01/2030	450,000	467,047
4.000%, 03/01/2028	610,000	661,794
4.000%, 05/01/2034	1,000,000	1,036,023
Leavenworth County Unified School District No. 453, General Obligation Unlimited Bonds
4.000%, 09/01/2036	1,000,000	1,179,986
Leavenworth County Unified School District No. 458, General Obligation Unlimited Bonds
5.000%, 09/01/2037	1,165,000	1,479,927
5.000%, 09/01/2038	1,000,000	1,270,324
Leavenworth County Unified School District No. 464, General Obligation Unlimited Bonds
4.000%, 09/01/2034	675,000	775,281
4.000%, 09/01/2036	465,000	531,158
Leavenworth County Unified School District No. 469, General Obligation Unlimited Bonds
4.000%, 09/01/2030	900,000	946,408
Lyon County Unified School District No. 253 Emporia, General Obligation Unlimited Bonds
3.000%, 09/01/2044	1,000,000	1,048,490
4.000%, 09/01/2030	325,000	381,327
Miami County Unified School District No. 416 Louisburg, General Obligation Unlimited Bonds
3.000%, 09/01/2035	500,000	544,956
Montgomery County Unified School District No. 446 Independence, General Obligation Unlimited Bonds
5.000%, 09/01/2030	1,715,000	2,114,730
Riley County Unified School District No. 378 Riley, General Obligation Unlimited Bonds
3.000%, 09/01/2039	925,000	969,054
Riley County Unified School District No. 383 Manhattan-Ogden, General Obligation Unlimited Bonds
5.000%, 09/01/2028	1,220,000	1,496,184
Saline County Unified School District No. 305 Salina, General Obligation Unlimited Bonds
4.000%, 09/01/2034	440,000	509,730
Scott County Unified School District No. 466 Scott City, General Obligation Unlimited Bonds
4.000%, 09/01/2037	1,000,000	1,151,844
Sedgwick County Unified School District No. 260 Derby, General Obligation Unlimited Bonds
3.500%, 10/01/2036	845,000	916,804
5.000%, 10/01/2029	340,000	364,780
Sedgwick County Unified School District No. 262 Valley Center, General Obligation Unlimited Bonds
4.000%, 09/01/2030	500,000	561,727
5.000%, 09/01/2033	750,000	867,959
Sedgwick County Unified School District No. 264 Clearwater, General Obligation Unlimited Bonds
4.000%, 09/01/2029	530,000	614,960
Sedgwick County Unified School District No. 265 Goddard, General Obligation Unlimited Bonds
5.000%, 10/01/2024	370,000	428,582
Sedgwick County Unified School District No. 266 Maize, General Obligation Unlimited Bonds
4.000%, 09/01/2032	750,000	878,877
Sedgwick County Unified School District No. 267 Renwick, General Obligation Unlimited Bonds
4.000%, 11/01/2033	350,000	405,312
4.000%, 11/01/2034	425,000	491,561
4.000%, 11/01/2035	635,000	733,556
Sedgwick County Unified School District No. 268 Cheney, General Obligation Unlimited Bonds
3.000%, 09/01/2029	615,000	642,505
Seward County Unified School District No. 480 Liberal, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,000,000	1,176,034
4.000%, 09/01/2032	500,000	575,592
5.000%, 09/01/2029	2,390,000	2,856,893
Sumner County Unified School District No. 353 Wellington, General Obligation Unlimited Bonds
5.000%, 09/01/2026	230,000	256,362

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	5

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments
March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
Education (continued)
University of Kansas Hospital Authority, Revenue Bonds
5.000%, 09/01/2028	$250,000	$294,334
5.000%, 09/01/2030	350,000	408,270
5.000%, 09/01/2031	500,000	581,837
Washburn University/Topeka, Revenue Bonds
4.000%, 07/01/2041	330,000	356,756
5.000%, 07/01/2035	500,000	577,287
Wyandotte County Unified School District No. 202 Turner, General Obligation Unlimited Bonds
4.000%, 09/01/2038	1,225,000	1,371,337
4.000%, 09/01/2039	400,000	446,627
Wyandotte County Unified School District No. 203 Piper, General Obligation Unlimited Bonds
5.000%, 09/01/2038	1,000,000	1,242,592
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Bonds
5.000%, 09/01/2030	500,000	608,733
Total Education		81,685,136

General Obligation (25.39%)(a)
Abilene Public Building Commission, Revenue Bonds
4.000%, 12/01/2029	325,000	384,149
4.000%, 12/01/2031	445,000	517,289
Ashland Public Building Commission, Revenue Bonds
5.000%, 09/01/2035	720,000	768,499
City of Arkansas City, General Obligation Unlimited Bonds
2.000%, 08/01/2035	1,000,000	1,010,299
City of Concordia, General Obligation Unlimited Bonds
2.000%, 11/01/2038	350,000	360,249
2.000%, 11/01/2039	355,000	363,297
2.000%, 11/01/2040	365,000	371,352
City of Dodge City, Revenue Bonds
4.000%, 06/01/2024	230,000	254,142
City of Garden City, General Obligation Unlimited Bonds
3.000%, 11/01/2028	950,000	1,067,259
City of Haysville, Certificate Participation Bonds
4.125%, 11/01/2032	460,000	453,947
City of Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2030	470,000	546,366
4.000%, 09/01/2031	445,000	516,398
City of Manhattan, General Obligation Unlimited Bonds
4.000%, 11/01/2031	400,000	488,157
5.000%, 11/01/2025	570,000	683,155
5.000%, 11/01/2029	800,000	1,045,332
City of Merriam, General Obligation Unlimited Bonds
5.000%, 10/01/2027	1,670,000	2,120,979
City of Olathe, General Obligation Unlimited Bonds
4.000%, 10/01/2028	1,315,000	1,541,064
City of Park City, General Obligation Unlimited Bonds
5.375%, 12/01/2025	5,000	5,013
City of Salina, General Obligation Unlimited Bonds
3.000%, 10/01/2033	620,000	657,914
3.000%, 10/01/2036	680,000	716,120
City of Shawnee, General Obligation Unlimited Bonds
4.000%, 12/01/2027	425,000	477,773
City of Spring Hill, General Obligation Unlimited Bonds
4.000%, 09/01/2029	810,000	959,825
City of Topeka, General Obligation Unlimited Bonds
2.000%, 08/15/2026	1,000,000	1,004,499

See Notes to Financial Statements.

6

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments
March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
General Obligation (continued)
City of Wichita, General Obligation Unlimited Bonds
2.000%, 06/01/2035	$400,000	$403,445
3.000%, 06/01/2029	515,000	579,898
3.000%, 10/01/2030	720,000	790,821
4.000%, 12/01/2029	250,000	253,107
4.000%, 06/01/2030	820,000	961,981
5.000%, 12/01/2025	500,000	603,137
County of Clay, General Obligation Unlimited Bonds
4.000%, 10/01/2036	750,000	824,134
County of Geary, General Obligation Unlimited Bonds
4.000%, 09/01/2030	415,000	478,166
County of Johnson, General Obligation Unlimited Bonds
3.000%, 09/01/2030	400,000	416,116
4.000%, 09/01/2028	1,125,000	1,290,941
County of Linn, General Obligation Unlimited Bonds
4.000%, 07/01/2032	505,000	601,848
Johnson County Public Building Commission, Revenue Bonds
4.000%, 09/01/2029	650,000	753,081
4.000%, 09/01/2030	500,000	578,380
4.000%, 09/01/2031	1,500,000	1,731,249
Kansas Development Finance Authority, Revenue Bonds
2.000%, 11/01/2033	950,000	940,734
2.000%, 11/01/2034	975,000	956,786
4.000%, 11/01/2030	800,000	942,009
4.000%, 11/01/2031	1,100,000	1,267,966
5.000%, 04/01/2026	1,485,000	1,621,943
5.000%, 09/01/2026	630,000	769,936
5.000%, 04/01/2030	655,000	713,500
5.000%, 04/01/2031	1,000,000	1,089,059
5.000%, 04/01/2034	2,000,000	2,175,353
Overland Park Transportation Development District, Revenue Bonds
5.900%, 04/01/2032	775,000	775,254
Saline County Public Building Commission, Revenue Bonds
2.000%, 09/01/2033	200,000	204,303
2.000%, 09/01/2034	225,000	227,884
2.000%, 09/01/2035	220,000	220,565
Unified Government of Greeley County, General Obligation Unlimited Bonds
4.000%, 12/01/2029	250,000	287,210
4.000%, 12/01/2032	100,000	114,356
Wyandotte County-Kansas City Unified Government, General Obligation Unlimited Bonds
2.000%, 08/01/2033	1,000,000	1,016,055
4.000%, 08/01/2029	685,000	809,198
4.000%, 08/01/2030	2,105,000	2,507,392
4.000%, 08/01/2031	930,000	971,659
4.000%, 08/01/2032	1,000,000	1,202,720
5.000%, 08/01/2025	815,000	968,595
Wyandotte County-Kansas City Unified Government, Revenue Bonds
4.875%, 10/01/2028	340,000	340,002
5.000%, 12/01/2023	570,000	629,626
Total General Obligation		47,331,486

Health Care (3.45%)
City of Manhattan, Revenue Bonds
5.000%, 11/15/2029	680,000	719,686
City of Olathe, Revenue Bonds
4.000%, 09/01/2030	450,000	455,089

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	7

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments
March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
Health Care (continued)
City of Wichita, Revenue Bonds
5.000%, 11/15/2029	$1,570,000	$1,616,196
Kansas Development Finance Authority, Revenue Bonds
5.000%, 11/15/2032	1,500,000	1,573,789
5.000%, 11/15/2034	350,000	367,418
Lyon County Public Building Commission, Revenue Bonds
5.000%, 12/01/2035	1,335,000	1,551,676
Pawnee County Public Building Commission, Revenue Bonds
4.000%, 02/15/2031	145,000	147,504
Total Health Care		6,431,358

Housing (0.35%)
Pratt County Public Building Commission, Revenue Bonds
3.250%, 12/01/2032	655,000	655,684

Public Services (0.99%)
Johnson County Park & Recreation District, Certificate Participation Bonds
3.000%, 09/01/2028	1,165,000	1,262,277
3.000%, 09/01/2029	535,000	575,335
Total Public Services		1,837,612

Transportation (10.01%)
Kansas Turnpike Authority, Revenue Bonds
5.000%, 09/01/2031	630,000	824,502
5.000%, 09/01/2032	500,000	652,205
5.000%, 09/01/2036	1,000,000	1,289,097
5.000%, 09/01/2037	1,000,000	1,285,039
5.000%, 09/01/2038	1,150,000	1,473,706
State of Kansas Department of Transportation, Revenue Bonds
5.000%, 09/01/2028	1,500,000	1,892,381
5.000%, 09/01/2029	1,000,000	1,187,155
5.000%, 09/01/2031	3,020,000	3,761,752
5.000%, 09/01/2032	500,000	621,181
5.000%, 09/01/2033	1,445,000	1,711,351
5.000%, 09/01/2034	3,260,000	3,964,553
Total Transportation		18,662,922

Utilities (11.51%)
City of Lawrence Water & Sewage System, Revenue Bonds
4.000%, 11/01/2038	1,000,000	1,120,892
City of McPherson Water System, Revenue Bonds
2.000%, 10/01/2038	440,000	442,518
City of Olathe Water & Sewer System, Revenue Bonds
2.000%, 07/01/2034	540,000	544,038
2.000%, 07/01/2035	550,000	552,042
3.000%, 07/01/2030	675,000	740,127
3.000%, 07/01/2031	555,000	605,831
3.000%, 07/01/2032	745,000	805,994
3.000%, 07/01/2033	755,000	813,287
4.000%, 07/01/2024	250,000	274,728
City of Topeka Combined Utility, Revenue Bonds
2.000%, 08/01/2043	1,070,000	1,029,152
4.000%, 08/01/2026	2,600,000	2,628,108
City of Wichita Water & Sewer Utility, Revenue Bonds
3.000%, 10/01/2029	1,180,000	1,283,273
3.375%, 10/01/2039	1,000,000	1,069,370

See Notes to Financial Statements.

8

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments
March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
Utilities (continued)
5.000%, 10/01/2025	$1,000,000	$1,023,293
5.000%, 10/01/2028	2,650,000	2,711,727
Kansas Power Pool, Revenue Bonds
5.000%, 12/01/2023	200,000	214,791
5.000%, 12/01/2028	700,000	827,921
Wyandotte County-Kansas City Unified Government Utility System, Revenue Bonds
3.000%, 09/01/2035	250,000	275,565
3.000%, 09/01/2040	250,000	269,948
5.000%, 09/01/2027	1,300,000	1,325,659
5.000%, 09/01/2031	1,350,000	1,609,422
5.000%, 09/01/2032	1,090,000	1,164,197
5.000%, 09/01/2033	100,000	117,861
Total Utilities		21,449,744

TOTAL MUNICIPAL BONDS
(Cost $169,065,116)		178,053,942

	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.96%)
Money Market Fund (2.08%)
Federated Treasury Obligations Fund (0.010%, 7-Day Yield)	3,877,430	$3,877,430
Total Money Market Fund		3,877,430

	Principal Amount
U.S. Treasury Bills (1.88%)
United States Treasury Bill
0.000%, 06/17/2021(b)	3,500,000	$3,499,925
Total U.S. Treasury Bills		3,499,925

TOTAL SHORT TERM INVESTMENTS
(Cost $7,376,772)		7,377,355

TOTAL INVESTMENTS (99.48%)
(Cost $176,441,888)		$185,431,297

OTHER ASSETS IN EXCESS OF LIABILITIES (0.52%)		962,380

NET ASSETS (100.00%)		$186,393,677

(a)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

(b)	Zero coupon bond.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	9

Carret Kansas Tax-Exempt Bond Fund	Statement of Assets and Liabilities
March 31, 2021 (Unaudited)

ASSETS:
Investments, at value (Cost $176,441,888)	$185,431,297
Receivable for investments sold	49
Receivable for shares sold	73,821
Dividends and interest receivable	1,306,139
Other assets	16,867
Total Assets	186,828,173

LIABILITIES:
Distributions payable	287,307
Payable for administration and transfer agent fees	45,039
Payable for shares redeemed	34,241
Payable to adviser	34,304
Payable for distribution fees	864
Payable for printing fees	3,053
Payable for professional fees	14,619
Payable to Chief Compliance Officer fees	2,873
Accrued expenses and other liabilities	12,196
Total Liabilities	434,496
NET ASSETS	$186,393,677

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$177,254,309
Total distributable earnings/(deficit)	9,139,368
NET ASSETS	$186,393,677

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$11.13
Net Assets	$182,341,767
Shares of beneficial interest outstanding	16,383,944
Class A :
Net Asset Value, offering and redemption price per share	$11.13
Net Assets	$4,051,910
Shares of beneficial interest outstanding	364,032
Maximum offering price per share(a)	$11.62

(a)	Net Asset Value/100% minus maximum sales charge of net asset value, 4.25% for the Fund, adjusted to the nearest cent.

See Notes to Financial Statements.

10

Carret Kansas Tax-Exempt Bond Fund	Statement of Operations
For the Six Months Ended March 31, 2021 (Unaudited)

INVESTMENT INCOME:
Dividends	$274
Interest	2,179,991
Total Investment Income	2,180,265

EXPENSES:
Investment advisory fees (Note 6)	281,772
Administration fees	132,864
Distribution fees
Class A	5,138
Custody fees	9,451
Legal fees	10,550
Audit and tax fees	8,793
Transfer agent fees	27,374
Trustees' fees and expenses	12,282
Registration and filing fees	19,345
Printing fees	3,148
Chief Compliance Officer fees	17,719
Insurance fees	3,875
Other expenses	4,281
Total Expenses	536,592
Less fees waived/reimbursed by investment adviser (Note 6)
Institutional Class	(77,328)
Class A	(3,220)
Total fees waived/reimbursed by investment adviser	(80,548)
Net Expenses	456,044
NET INVESTMENT INCOME	1,724,221

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	68,878
Net realized gain	68,878
Change in unrealized appreciation/(depreciation) on:
Investments	(604,889)
Net change	(604,889)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(536,011)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,188,210

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	11

Carret Kansas Tax-Exempt Bond Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
OPERATIONS:
Net investment income	$1,724,221	$3,920,096
Net realized gain on investments	68,878	14,257
Net change in unrealized appreciation/(depreciation) on investments	(604,889)	3,225,657
Net increase in net assets resulting from operations	1,188,210	7,160,010
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(1,696,694)	(4,208,978)
Class A	(32,838)	(91,196)
Total distributions	(1,729,532)	(4,300,174)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	16,841,942	28,276,279
Dividends reinvested	74,074	428,853
Shares redeemed	(12,870,221)	(32,071,924)
Net increase/(decrease) from beneficial share transactions	4,045,795	(3,366,792)
Class A
Shares sold	14,620	288,378
Dividends reinvested	25,980	72,657
Shares redeemed	(231,580)	(328,033)
Net increase/(decrease) from beneficial share transactions	(190,980)	33,002
Net increase/(decrease) in net assets	3,313,493	(473,954)

NET ASSETS:
Beginning of period	183,080,184	183,554,138
End of period	$186,393,677	$183,080,184

See Notes to Financial Statements.

12

Carret Kansas Tax-Exempt Bond Fund	Financial Highlights
Institutional Class	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$11.16		$10.97	$10.59	$10.88		$11.09	$11.11	$11.16

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.10		0.24	0.28	0.27		0.32	0.33	0.35
Net realized and unrealized gain/(loss) on investments	(0.03)		0.21	0.42	(0.29)		(0.21)	(0.02)	(0.05)
Total from investment operations	0.07		0.45	0.70	(0.02)		0.11	0.31	0.30

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.24)	(0.28)	(0.27)		(0.32)	(0.33)	(0.35)
From net realized gains on investments	0.00	(c)	(0.02)	(0.04)	–		–	–	–
Total Distributions	(0.10)		(0.26)	(0.32)	(0.27)		(0.32)	(0.33)	(0.35)
NET INCREASE/(DECREASE) IN NET
ASSET VALUE	(0.03)		0.19	0.38	(0.29)		(0.21)	(0.02)	(0.05)
NET ASSET VALUE, END OF PERIOD	$11.13		$11.16	$10.97	$10.59		$10.88	$11.09	$11.11

TOTAL RETURN(d)	0.65%		4.17%	6.77%	(0.15%)		1.04%	2.80%	2.70%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$182,342		$178,827	$179,409	$133,235		$167,374	$190,780	$181,983

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.56	%(e)	0.57%	0.55%	0.75	%(e)	0.61%	0.60%	0.60%
Operating expenses including reimbursement/waiver	0.48	%(e)	0.48%	0.48%	0.56	%(e)	0.48%	0.48%	0.48%
Net investment income including reimbursement/waiver	1.84	%(e)	2.17%	2.62%	2.80	%(e)	2.95%	2.94%	3.12%

PORTFOLIO TURNOVER RATE(f)	7%		16%	12%	14%		9%	10%	13%

(a)	Effective September 24, 2018, the Carret Kansas Tax-Exempt Bond Fund merged with and into a clone series of ALPS Series Trust. In connection with the merger, the fiscal year-end changed from October 31 to September 30.
(b)	Per share amounts are based upon average shares outstanding, unless otherwise noted.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. (e) Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	13

Carret Kansas Tax-Exempt Bond Fund	Financial Highlights
Class A	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018(a)(b)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$11.16		$10.97	$10.59	$10.88		$11.09	$11.11	$11.16

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.09		0.21	0.26	0.24		0.28	0.29	0.31
Net realized and unrealized gain/(loss) on investments	(0.03)		0.21	0.42	(0.29)		(0.21)	(0.02)	(0.05)
Total from investment operations	0.06		0.42	0.68	(0.05)		0.07	0.27	0.26

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.21)	(0.26)	(0.24)		(0.28)	(0.29)	(0.31)
From net realized gains on investments	0.00	(d)	(0.02)	(0.04)	–		–	–	–
Total Distributions	(0.09)		(0.23)	(0.30)	(0.24)		(0.28)	(0.29)	(0.31)
NET INCREASE/(DECREASE) IN NET
ASSET VALUE	(0.03)		0.19	0.38	(0.29)		(0.21)	(0.02)	(0.05)
NET ASSET VALUE, END OF PERIOD	$11.13		$11.16	$10.97	$10.59		$10.88	$11.09	$11.11

TOTAL RETURN(e)	0.53%		3.91%	6.50%	(0.51%)		0.65%	2.41%	2.34%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$4,052		$4,253	$4,145	$4,748		$11,462	$11,509	$10,620

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.89	%(f)	0.86%	0.88%	1.25	%(f)	1.11%	1.10%	1.03%
Operating expenses including reimbursement/waiver	0.73	%(f)	0.73%	0.73%	0.94	%(f)	0.87%	0.87%	0.83%
Net investment income including reimbursement/waiver	1.59	%(f)	1.92%	2.40%	2.43	%(f)	2.56%	2.55%	2.76%

PORTFOLIO TURNOVER RATE(g)	7%		16%	12%	14%		9%	10%	13%

(a)	Effective September 24, 2018, the Carret Kansas Tax-Exempt Bond Fund merged with and into a clone series of ALPS Series Trust. In connection with the merger, the fiscal year-end changed from October 31 to September 30.
(b)	Class C shares were merged into Class A on September 24, 2018. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.
(c)	Per share amounts are based upon average shares outstanding, unless otherwise noted.
(d)	Less than $0.005 per share.
(e)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. (f) Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

14

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

1.  ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Carret Kansas Tax-Exempt Bond Fund (the “Fund” or “Kansas Tax-Exempt Bond Fund”) formally known as the American Independence Kansas Tax-Exempt Bond Fund. On September 13, 2019, Carret Asset Management, LLC (the “Adviser” or “Carret") became the adviser to the Kansas Tax-Exempt Bond Fund, changing the Fund’s name from American Independence to Carret. The Fund’s investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. The Fund currently offers Institutional Class Shares and Class A Shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and shares of registered investment companies that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Semi-Annual Report | March 31, 2021	15

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$178,053,942	$–	$178,053,942
Short Term Investments
Money Market Fund	3,877,430	–	–	3,877,430
U.S. Treasury Bills	–	3,499,925	–	3,499,925
Total	$3,877,430	$181,553,867	$–	$185,431,297

*	For a detailed Sector breakdown, see the accompanying Portfolio of Investments.

There were no Level 3 securities held in the Fund at March 31, 2021.

Securities Purchased on a When-Issued Basis: The Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

The Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

16

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of each Fund are charged to the operations of such class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six month period ended March 31, 2021, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2021, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned based on the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are distributed at least annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its investment adviser has determined that so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risk: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has now spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

3.  TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

The tax character of distributions paid by the Fund for the fiscal year ended September 30, 2020, was as follows:

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Kansas Tax-Exempt Bond Fund	$47,931	$3,871,299	$380,944

Semi-Annual Report | March 31, 2021	17

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2021, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

Kansas Tax-Exempt Bond Fund
Gross unrealized appreciation (excess of value over tax cost)	$9,258,038
Gross unrealized depreciation (excess of tax cost over value)	(268,629)
Net appreciation (depreciation) of foreign currency and derivatives	–
Net unrealized appreciation	$8,989,409
Cost of investments for income tax purposes	$176,441,888

4.  SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six month period ended March 31, 2021, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Kansas Tax-Exempt Bond Fund	$17,628,335	$13,176,361

5.  BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Carret Kansas Tax-Exempt Bond Fund
Institutional Class
Shares sold	1,505,201	2,553,184
Shares issued in reinvestment of distributions to shareholders	6,631	39,093
Shares redeemed	(1,155,886)	(2,923,375)
Net increase/(decrease) in shares outstanding	355,946	(331,098)
Class A
Shares sold	1,307	26,220
Shares issued in reinvestment of distributions to shareholders	2,326	6,578
Shares redeemed	(20,736)	(29,595)
Net increase/(decrease) in shares outstanding	(17,103)	3,203

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately XX% of the shares outstanding of the Fund are owned by one omnibus account.

18

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

6.  MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Carret Asset Management, LLC, serves as the investment adviser to the Fund. The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations, and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 0.30% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years and the Board may extend the Advisory Agreement for additional one-year terms by approval at an in-person meeting called for the purpose of considering such matters. The Board and shareholders of the Fund may terminate the Advisory Agreement upon 60 days’ prior written notice. The Adviser may terminate the Advisory Agreement upon 120 days’ prior written notice.

Pursuant to a fee waiver letter agreement (“Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Total Annual Fund Operating Expenses, exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, distribution service fees (i.e., Rule 12b-1 fees), shareholder service fees, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of business to 0.48% of the Fund’s average daily net assets for Institutional Class shares and Class A shares. The Fee Waiver Agreement is in effect through January 31, 2022. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement only to the extent that the Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis. The Adviser may not discontinue this waiver without the approval by the Board.

As of March 31, 2021, the balances of recoupable expenses for the Fund were as follows:

Kansas Tax-Exempt Bond Fund	Expiring in 2022	Expiring in 2023	Expiring in 2024	Total
Institutional Class	$8,850	$162,771	$77,328	$248,949
Class A	440	5,702	3,220	9,362

Previously waived fees by Manifold amounting to $105,073 are not subject to recoupment by Carret.

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the six month period ended March 31, 2021, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to the Fund to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares of the Fund and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Class A Shares. Under the Shareholder Services Plan the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% of the average daily net assets of the Fund’s Class A Shares to Participating  Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Starting as of September 24, 2018, the Board authorized 0.00% to be paid on shareholder servicing fees.

Semi-Annual Report | March 31, 2021	19

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. The Fund was permitted to pay distribution and service fees at an annual rate of up to 0.50% of its Class A share assets. These fees consisted of up to 0.25% for shareholder services of the Class A share assets (which is currently not being charged) and up to 0.25% for distribution expenses, as defined by FINRA, of Class A share assets. Distribution fees paid by the Fund for the six month period ended March 31, 2021, are disclosed in the Statement of Operations.

7.  TRUSTEES

As of March 31, 2021, there were three Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $13,500, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,250 and the Independent Chair receives a quarterly retainer of $3,250. The Independent Trustees and interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6, the Fund pays ALPS an annual fee for compliance services.

8.  INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

9.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. At a Special Meeting of Shareholders of the ALPS Series Trust, held on April 12, 2021, shareholders of record as of the close of business on March 1, 2021 voted to approve the election of Ward D. Armstrong and Bradley J. Swenson to serve on the Board of Trustees until their resignation, retirement, death or removal or until their respective successors are duly elected and qualified.

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

20

Carret Kansas Tax-Exempt Bond Fund	Additional Information
March 31, 2021 (Unaudited)

1.  PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at 1-833-287-7933 or (ii) on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll-free) at 1-833-287-7933 or (ii) on the SEC’s website at http://www.sec.gov.

2.  PORTFOLIO HOLDINGS

The Fund’s portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are also available upon request, without charge, by calling (toll-free) 1-833-287-7933 or by writing to Carret Asset Management at 320 Park Avenue, 18th Floor, New York, New York 10022.

Semi-Annual Report | March 31, 2021	21

This material must be preceded or accompanied by a prospectus.

The Carret Kansas Tax-Exempt Bond Fund is distributed by ALPS Distributors, Inc

CLARKSTON FUNDS

CLARKSTON PARTNERS FUND
CLARKSTON FUND
CLARKSTON FOUNDERS FUND

Semi-Annual Report

MARCH 31, 2021

Shareholder Letter	2
Portfolio Update
Clarkston Partners Fund	9
Clarkston Fund	12
Clarkston Founders Fund	15
Disclosure of Fund Expenses	18
Portfolios of Investments
Clarkston Partners Fund	20
Clarkston Fund	22
Clarkston Founders Fund	24
Statements of Assets and Liabilities	26
Statements of Operations	27
Statements of Changes in Net Assets
Clarkston Partners Fund	28
Clarkston Fund	29
Clarkston Founders Fund	30
Financial Highlights	32
Notes to Financial Statements	45
Additional Information	55
Disclosure Regarding Renewal and
Approval of Fund Advisory Agreement	56

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.clarkstonfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-844-680-6562 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.clarkstonfunds.com.

Clarkston Funds	Shareholder Letter
March 31, 2021 (Unaudited)

Introduction

The past 15 months ended March 31, 2021 have been a whirlwind both in the markets and in life. The Russell 3000® Index hit an all-time high on February 19, 2020. Just weeks later, on March 11, 2020, the World Health Organization declared COVID-19 a global pandemic. Governmental restrictions on travel and social gatherings were then put in place to help curb the spread of the disease. Recognizing the enormous burden this would place on the global economy, investors abruptly sold equities. The Russell 3000® Index tumbled 35% from its high until it bottomed out on March 23, 2020. Since then, much has changed. Ingenuity from our scientific community has produced multiple vaccines, which resulted in more than 50 million fully vaccinated Americans as of March 31st. Returning to normal life feels within grasp, and this optimism has extended to the equity markets. On March 31, 2021, the Russell 3000® Index closed 20% above the highs set in February 2020 and 85% above the March 2020 bottom.

We were active buyers during the turbulent spring months of 2020. However, as prices recovered, exceeding pre-pandemic highs, our trading activity was infrequent. With few buying opportunities, we spent considerable time re-evaluating businesses on the Clarkston Bench. Clarkston Bench companies are the businesses that we have determined meet our quality standards and are eligible for portfolio inclusion when the price of the stock meets our valuation standards.

This exercise has shone a brighter light on broad investment themes: most notably, investors’ desire to own growth businesses. With almost no exceptions, businesses that possess ample reinvestment opportunity to drive growth historically have been richly valued. The valuation ascent of this group only accelerated over the last three years. With so much focus on these growth-rich businesses, many low or moderately growing businesses were ignored. We have been happy to hold these overlooked businesses in the Funds’ portfolios at what we consider to be attractive prices based on our assessment of value.

Still, we continue to conduct research and will remain patient as we wait for more attractive entry points for the higher-growth businesses on the Clarkston Bench. All else equal, we would rather hold a company that can drive growth via reinvestment versus one that cannot, but for now, we believe the prices are such that the risks of holding these growth businesses far outweigh the possible returns.

Investment Philosophy

Allow us to briefly remind you of our “Quality Value” investment approach. First and foremost, we are investors. We buy businesses, not stocks. We seek to identify businesses that meet our definition of “quality” and wait to purchase them at a price below what we believe they are worth (“value”). Our quality criteria are rather straightforward. In our view, a quality business is endowed with a sustainable, competitively advantaged business model that generates high returns on reinvested capital and is operated by a candid and capable management team. If a business does not meet these criteria, it is excluded from our consideration for allocation of capital. Business quality can act as an important mitigant against the risk of permanently impairing capital. The second tenet in our investment approach is value. The next section of this letter will discuss how we define value, and how it shapes our investment decisions.

2	www.clarkstonfunds.com

Clarkston Funds	Shareholder Letter
March 31, 2021 (Unaudited)

Value Orientation

Value investing, at its core, is simply buying an asset for less than it’s worth. The expected return on an investment increases as the gap between price and value grows. In the public equity markets, the price is known and agreed upon between the buyer and seller. Intrinsic value, or what a business is inherently worth, is, however, less clear.

Value is a function of future cash flows. Because the future is uncertain, business appraisal is an imprecise and subjective exercise, riddled with complexities of estimating future events. If your appraisal and the price you pay are too high, you risk impairing capital. If your appraisal is too low and you pass on the investment, you risk missing out on an opportunity for high returns. While many investors emphasize returns, our primary focus is on avoiding the permanent impairment of capital. We would rather miss out on an opportunity for high returns than risk losing shareholder capital because we paid too much for an investment. At Clarkston Capital, value investing is a framework we use in an effort to manage the risks inherent in appraising, buying, and owning businesses. Returns are a byproduct of the strict discipline to attempting to reduce risks.

How does Clarkston Capital seek to mitigate the risks associated with investing? We rely on three concepts:

1.	Employ a simple model to value businesses
2.	Make decisions based on an “absolute value” framework
3.	Use conservative estimates when valuing a business

Gap in Performance Between High Growth and Low Growth

We have found that investors will often overpay for a fast-growing business and underpay for a low-growth business. This has been on display in recent years, as many low-growth businesses have traded at bargains, while their growth-oriented counterparts have been bid up to exceedingly high prices. Our value approach has precluded us from buying most of these fast growers, as we deem the prices too rich as compared to our assessment of value. The divergence of value and growth can be well summarized by analyzing the returns of the Russell 3000® Growth and Russell 3000® Value Indexes over the last 1-, 3-, 5-, and 10-year periods, as shown below:

Index Returns – Periods Ending March 31, 2021

Time Period:	1 Year	3 Year	5 Year	10 Year
Russell 3000® Growth	64.31%	22.39%	20.88%	16.35%
Russell 3000® Value	58.38%	10.99%	11.87%	10.91%
Difference	5.93%	11.40%	9.01%	5.44%

As a result of this sizable outperformance, high-growth businesses are trading at prices far beyond what we believe they are worth. In the next two sections, we will highlight some of the factors that have contributed to the outperformance of high-growth businesses and some of the risks inherent in investing in these businesses. Ultimately, our goal is to express why we find it difficult to justify paying current prices for growth.

Factors Contributing to the Outperformance of Growth

As “absolute value” investors, we attempt to analyze businesses independent of their price or market sentiment. If we deem the business as high quality, we then look at the value of the business relative to its own merits and risks (absolute value) rather than relative to comparable businesses or market benchmarks (relative value) and compare the market price to our appraisal. Market prices are an amalgamation of hundreds of thousands of market participants’ views on the business, industry, economy, societal trends, and a host of other factors. When we differ from this consensus, we find it constructive to try to understand why. Studying the counter thesis helps us to challenge our own views and, when appropriate, change our thinking. With respect to our unwillingness to pay up for high-growth businesses, there are several compelling counter arguments. We’ll discuss a few of the most prominent below.

Semi-Annual Report | March 31, 2021	3

Clarkston Funds	Shareholder Letter
March 31, 2021 (Unaudited)

1.	Low interest rate environment
2.	Emergence of “franchise” businesses
3.	Increased appetite for risk

Low Interest Rate Environment

Asset values are determined by the net present value of future cash flow (“FCF”) streams. One tool that helps investors arrive at the value is a discounted cash flow (“DCF”) model. In our opinion, there are many flaws to this model, the first being that it depends on one’s ability to reasonably forecast the future. Estimating cash flows 3, 5, or 10 years into the future is an exercise susceptible to large errors given the unpredictable world we live in. Compounding the problem is that the DCF model is highly sensitive to the discount rate, or the interest rate used to determine the present value of future cash flows. This discount rate is a function of the risk-free rate (typically the U.S. 10-year Treasury Bond) adjusted for the risk of owning equities. As Treasury rates have fallen to all-time lows, investors have lowered the discount rates used in DCF models, thus driving the value of future cash flows higher. In theory, relative investors should be willing to pay more today for future cash flows than they were in the past because the discount rate is lower.

We continue to hear this argument as justification for higher valuations today. While this may suffice for relative investors, we are unwilling to adjust our buy or sell decisions based on changes in interest rates. Rather, we focus our analysis on the degree to which cash flows can be forecasted, not on their relative attractiveness to other asset classes. At Clarkston Capital, we contend that near-term cash flows are less risky, thus making them inherently more valuable, regardless of the prevailing interest rate environment. Furthermore, there is no guarantee current interest rates will persist. If declining rates over the last decade have been justification for lower FCF yields, shouldn’t the opposite be true if interest rates were to rise?

Emergence of “Franchise” Businesses

The transition from a manufacturing to a service economy has given birth to a new breed of technology-enabled service companies. This collection of businesses, as a group, possess several characteristics that may make them superior to their “old economy” widget-based manufacturing predecessors. Their technology and/or services are easily transportable and scalable, which facilitates rapid expansion. Their scale advantages are often supplemented by network effects or customer captivity, bolstering their competitive advantage. Lastly, their balance sheets are intangible asset-heavy, enabling growth with limited reinvestment. Given these favorable traits, there is an argument that these “new economy” businesses are worth more than their “old economy” peers. We generally find this argument persuasive. However, no business, no matter how dominant, is worth an infinite price. The higher the price paid, the more dependent the investment return is on the persistence of inflated growth, and implicitly, the company’s ability to maintain its dominance into the future. For many businesses, one can speculate with reasonable confidence that their position will be just as formidable in 5 or 10 years as it is today. But can that same claim be made when the time horizon is extended to 15 or 20 years? Some may have the foresight and/or skills to make those assertions. We do not.

4	www.clarkstonfunds.com

Clarkston Funds	Shareholder Letter
March 31, 2021 (Unaudited)

Increased Appetite for Risk

A growing number of market participants have been more than willing to assume increasing levels of risk with decreasing return prospects, in our opinion. This has been evident across many areas of public equities, and has, at least in part, been fueled by Federal Reserve (“Fed”) policy. There is a prevailing sentiment among many that the Fed will not let investors lose. This mindset may have contributed to the special purpose acquisition company (“SPAC”) craze, all-time high retail trading activity, and general optimism for future market returns.

Our decision to avoid buying what we believe to be overpriced high-growth businesses is a byproduct of our disbelief in the persistence of the aforementioned factors. We believe that interest rates will ultimately rise and growth will revert to the mean. Eventually, investor appetite for risk will wane because investors are humans and humans are emotional. Today’s greed will turn into tomorrow’s fear and the appetite for risk will turn into risk avoidance at any cost. As a result, we believe there will be more attractive entry points to own these businesses.

Growth Traps

Our criticism of growth is not directed toward the underlying businesses. We welcome the opportunity to invest in businesses that grow. All else equal, a business that can reinvest capital and compound value over time is worth more than a slow grower that returns cash to shareholders. Our issue with growth relates to the halo investors place upon growth companies and the ensuing momentum that drives their share prices incessantly higher. Consequently, high-growth companies tend to reach valuations their underlying fundamentals may not support. Even after the quarter ended March 31, 2021, where lower-growth “old economy” businesses greatly outperformed, higher-growth businesses were, in most cases, still trading at extremely high valuations.

We’ve all heard the term “value trap”: a term given to a low growth business trading at a seemingly low multiple or cheap price. These businesses generally are cheap for a reason. They typically face secular challenges and never grow beyond their modest valuations. But why do we seldom hear the term “growth trap?” A growth trap mistakenly trades at a nosebleed multiple because it is perceived to be a high-growth business. When investors realize that those growth expectations are unreasonable, the share price retreats to a fair value based on lower growth prospects. In momentum-driven markets (markets in which prices are driven higher by investor sentiment), growth traps often go undetected. When momentum stalls, they are much easier to spot. Our purpose in this section is to characterize the risks of investing in high-growth businesses and provide context as to why we are avoiding them in today’s environment. There are two principal risks we fear when looking at high-quality growth businesses.

1.	Persistent growth is difficult to achieve
2.	Growth cannot always overcome high valuations

Persistent Growth is Difficult to Achieve

It is difficult for a business to achieve persistent long-term growth above the average nominal Gross Domestic Product (“GDP”) rate, which in the U.S. has averaged between 3.5% and 4.5% over the last 10-, 20-, and 30-year periods1. Businesses that enjoy organic growth beyond this must possess both secular industry growth tailwinds and competitive advantages that insulate them from competition. Because there are so few businesses that possess both, the revenues of most businesses revert to the mean, which is typically mid-single digits or lower due to industry maturation and increased competition.

Semi-Annual Report | March 31, 2021	5

Clarkston Funds	Shareholder Letter
March 31, 2021 (Unaudited)

The few studies we have found on the persistence of earnings growth offer similar evidence: growth is difficult to sustain. In the 2003 academic paper “The Level and Persistence of Growth Rates”, authors Louis Chan, Jason Karceski, and Josef Lakonishok studied revenue growth of firms from 1951 to 1998. They found that of 1,265 eligible firms, only 11, or 0.9%, had generated revenue growth that exceeded the median of the group over 10 consecutive years2.

Even if industry maturation fails to drive growth downward, competition will eventually enter. Profitable and fast-growing markets attract additional well-capitalized industry participants looking to capture a piece of the growth. If incumbents fail to possess barriers to entry or competitive advantages, all industry participants, new and old, will be forced to divvy up the growing pie into smaller and smaller pieces, often driving down profitability along the way.

An additional risk is that today’s durable competitive advantage may prove flimsy in the future. There are sure to be shifts in societies, behavior, technology, and government that will impair the advantages and alter the growth trajectories of some of today’s darlings. Owners of newspapers in the 1990s, video stores in the early 2000s, and taxicab services in the 2010s could not have foreseen the onslaught their businesses would face. It’s dangerous to assume any business is insulated from risks that may eventually de-rail growth. We would rather miss out on the few that overcome the odds than imperil capital by over-paying for growth that is destined to mean revert to the long-term averages.

Growth Cannot Always Overcome High Valuations

We struggle to find evidence that growth is persistent. Even if one has identified a truly incredible business that has a long runway of growth and possesses barriers that are near certain (nothing is every totally certain) to survive, there is still risk. Paying too much for these businesses can destroy capital. To illustrate our point, let's review the performance of two technology companies from 2000 to 2020. During those two decades, Company A grew earnings per share more than seven-fold, or 10.6% annualized. This is impressive business performance, especially over such a long period. Shareholder return was not as impressive. An investor who bought Company A in January 2000 and held through December 31, 2020, would have realized a slightly negative return. The risk wasn’t in Company A’s growth prospects or ability to defend its market position, but in the price paid. Company A had traded at greater than 80 times its earnings before interest, taxes, depreciation, and amortization (“EBITDA”) in 2000, and in 2020, its multiple had compressed to around 12 times.

The story of Company B illustrates another relevant point. The business performance from 2000 to 2020 was almost identical to Company A. Company B grew earnings per share 10.2% annualized. Unlike Company A, however, shareholders who bought shares in Company B in January 2000 and held through December 31, 2020, earned a 6.7% return, slightly trailing the Russell 3000® Index return of about 7.0%. Company B experienced less multiple compression than Company A. In January 2000, Company B traded at 53 times EBITDA. In December 2020, it traded at 25 times EBITDA.

6	www.clarkstonfunds.com

Clarkston Funds	Shareholder Letter
March 31, 2021 (Unaudited)

Company B’s two-decade journey through March 31, 2021, further cements the lesson that valuation matters. During this period, Company B transformed lumpy product sales into an annuity subscription model with added secular growth in cloud services. Over the past few years, investors have been willing to pay a healthy multiple for Company B shares because of its resurgence in growth and attractive prospects. However, predicting how the business changes would impact Company B’s longer-term economics would have been difficult 10 years ago, and impossible in 2000 when the business was priced at 53 times EBITDA. Ironically, investor uncertainty during the transition period presented the most fruitful opportunities to buy shares. From 2010-2014, as investors became disenchanted with Company B’s seemingly slowing growth, its Enterprise Value / EBITDA multiple hovered in the range of 8-10 times. If one had bought Company B at any time during that period, their annualized return would have been in the range of 20-30%.

Distinguishing between “growth traps” and compounders that can sustain growth beyond their valuation is, in our opinion, akin to guessing the outcome of a die roll. Even if you have found businesses that can sustain growth, the share price performance may not mirror the underlying business growth due to the high price paid. Often, however, if one is patient, opportunities emerge to own these great businesses at reasonable valuations. When growth slows, investors may abandon their positions in favor of the next new wave of businesses with more promising growth targets. We are mindful of this phenomenon and try to avoid chasing growth, knowing that more attractive entry points may be right around the corner.

Conclusion

The formula to becoming a legendary investor might look something like this: identify the businesses that will be in the top decile of growth over the next 10 years and own them for the long term. If one could do that, they would be almost sure to do well, even if the price paid for those businesses seemed high when purchased. But this is easier said than done. Identifying those rare businesses requires skill (and a little bit of luck) that we believe few possess. In a momentum-based market, which we would argue we have been experiencing over the past several years, all growth does well, regardless of valuation. If this momentum carries forward, it’s likely that the Funds will continue to miss out on the appreciation of growth companies that are not held in the Funds’ portfolios. It is also possible that we are just missing something that other investors are seeing and we are flat out wrong. We believe, however, when the momentum of this market slows, because of slower growth, inflation, higher interest rates, waning investor confidence, or investors come to the realization that profits and valuation matter, there is going to be much collateral damage and many opportunities for patient investors.

As always, we will strive to deeply understand the businesses held in the Clarkston Funds, think and behave with a long-term mindset, and when opportunity presents itself, act rationally and boldly. We strongly believe this will create positive long-term outcomes for the Funds’ shareholders. Thank you for your continued support and confidence. Stay healthy and safe.

Thank you,

Jeffrey A. Hakala, CFA, CPA	Jerry W. Hakala, CFA

Semi-Annual Report | March 31, 2021	7

Clarkston Funds	Shareholder Letter
March 31, 2021 (Unaudited)

Past performance does not guarantee future results. The views and information discussed in this letter are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of Clarkston Capital Partners, LLC, the investment adviser to the Clarkston Funds, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. The information provided does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Clarkston Funds nor Clarkston Capital Partners, LLC accepts any liability for losses, either direct or consequential, caused by the use of this information.

FOOTNOTES:

[1]	https://fred.stlouisfed.org/series/GDP#0. Gross domestic product (“GDP”) is the total monetary or market value of all the finished goods and services produced within a country's borders in a specific time period. As a broad measure of overall domestic production, it functions as a comprehensive scorecard of a given country’s economic health.
[2]	https://lsvasset.com/pdf/research-papers/Level+Persistence_of_Growth_Rates_FINAL.pdf

EBITDA margins provide investors a snapshot of short-term operational efficiency. Because the margin ignores the impacts of non-operating factors such as interest expenses, taxes, or intangible assets, the result is a metric that is a more accurate reflection of a firm's operating profitability.

Enterprise value (“EV”) is a measure of a company's total value. Enterprise value includes in its calculation the market capitalization of a company but also short-term and long-term debt as well as any cash on the company's balance sheet. Enterprise value is used as the basis for many financial ratios that measure the performance of a company.

A valuation multiple is a financial ratio that divides the total value of a business by its earnings. This ratio is a measure of how much an investor would need to pay for one dollar of earnings. EV/EBITDA is one such valuation metric and is commonly used by many investors.

8	www.clarkstonfunds.com

Clarkston Partners Fund	Portfolio Update
March 31, 2021 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Nielsen Holdings PLC	9.43%
Change Healthcare, Inc.	8.28%
LPL Financial Holdings, Inc.	6.48%
Hillenbrand, Inc.	6.04%
Affiliated Managers Group, Inc.	5.82%
Stericycle, Inc.	5.64%
CDK Global, Inc.	5.58%
Molson Coors Beverage Co.	4.76%
John Wiley & Sons, Inc.	3.81%
Franklin Resources, Inc.	3.57%
Top Ten Holdings	59.41%

Sector Allocation (as a % of Net Assets)*

Financials	24.80%
Industrials	15.53%
Technology	13.86%
Consumer Discretionary	13.23%
Consumer Staples	12.52%
Utilities	6.74%
Cash, Cash Equivalents, & Other Net Assets	13.32%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2021	9

Clarkston Partners Fund	Portfolio Update
March 31, 2021 (Unaudited)

Performance of a Hypothetical $25,000 Initial Investment (from Inception* through March 31, 2021)

The graph shown above represents historical performance of a hypothetical investment of $25,000 in the Institutional Class. Due to differing expenses, performance of the Founders Class will vary. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2021)

	6 Month	1 Year	3 Year	5 Year	Since Inception*
Clarkston Partners Fund – Founders Class	39.43%	70.21%	15.10%	14.08%	13.45%
Clarkston Partners Fund – Institutional Class	39.33%	69.93%	14.96%	13.95%	13.31%
Russell 2500TM Index TR	41.33%	89.40%	15.34%	15.93%	13.95%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Recent market volatility may have meaningfully impacted performance. There is no guarantee that any positive impact will be repeated. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 680-6562 or by visiting www.clarkstonfunds.com.

*	Fund’s inception date is September 15, 2015.

The Russell 2500TM Index TR measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500TM Index TR is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500TM Index TR is constructed to provide a comprehensive and unbiased barometer for the small- to mid-cap segment. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

10	www.clarkstonfunds.com

Clarkston Partners Fund	Portfolio Update
March 31, 2021 (Unaudited)

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or underlying data and no party may rely on any Russell Indexes and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Founders Class and Institutional Class shares (as reported in the January 28, 2021 Prospectus), are 0.91% and 0.85% and 1.06% and 1.00%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2022.

All references to portfolio holdings are as of March 31, 2021.

Semi-Annual Report | March 31, 2021	11

Clarkston Fund	Portfolio Update
March 31, 2021 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Nielsen Holdings PLC	8.47%
General Electric Co.	6.52%
Molson Coors Beverage Co.	6.19%
FedEx Corp.	6.03%
Anheuser-Busch InBev SA/NV	5.80%
American Express Co.	4.80%
Affiliated Managers Group, Inc.	4.46%
Capital One Financial Corp.	4.13%
The Western Union Co.	4.00%
Franklin Resources, Inc.	3.93%
Top Ten Holdings	54.33%

Sector Allocation (as a % of Net Assets)*

Industrials	31.45%
Consumer Staples	17.74%
Financials	17.61%
Consumer Discretionary	10.99%
Technology	2.35%
Cash, Cash Equivalents, & Other Net Assets	19.86%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

12	www.clarkstonfunds.com

Clarkston Fund	Portfolio Update
March 31, 2021 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment (from Inception* through March 31, 2021)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Institutional Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2021)

	6 Month	1 Year	3 Year	Since Inception*
Clarkston Fund – Institutional Class	33.95%	67.26%	16.19%	12.97%
Russell 1000® Index TR	20.41%	60.59%	17.31%	16.53%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Recent market volatility may have meaningfully impacted performance. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 680-6562 or by visiting www.clarkstonfunds.com.

*	Fund’s inception date is April 1, 2016.

The Russell 1000® Index TR measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index TR represents approximately 92% of the U.S. market. The Russell 1000® Index TR is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

Semi-Annual Report | March 31, 2021	13

Clarkston Fund	Portfolio Update
March 31, 2021 (Unaudited)

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or underlying data and no party may rely on any Russell Indexes and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class shares (as reported in the January 28, 2021 Prospectus), are 0.92% and 0.70%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2022.

14	www.clarkstonfunds.com

Clarkston Founders Fund	Portfolio Update
March 31, 2021 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Nielsen Holdings PLC	8.65%
Change Healthcare, Inc.	6.98%
Molson Coors Beverage Co.	6.67%
Stericycle, Inc.	6.17%
Anheuser-Busch InBev SA/NV	5.91%
CDK Global, Inc.	5.88%
Brown & Brown, Inc.	4.79%
Affiliated Managers Group, Inc.	4.40%
Franklin Resources, Inc.	4.05%
The Western Union Co.	4.04%
Top Ten Holdings	57.54%

Sector Allocation (as a % of Net Assets)*

Financials	21.78%
Consumer Staples	20.96%
Technology	12.86%
Consumer Discretionary	11.42%
Industrials	10.46%
Utilities	6.17%
Cash, Cash Equivalents, & Other Net Assets	16.35%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2021	15

Clarkston Founders Fund	Portfolio Update
March 31, 2021 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment (from Inception* through March 31, 2021)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Institutional Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2021)

	6 Month	1 Year	3 Year	Since Inception*
Clarkston Founders Fund – Founders Class	–	–	–	3.66%
Russell Midcap® Index TR	–	–	–	0.00%
Clarkston Founders Fund – Institutional Class	31.64%	68.47%	15.90%	14.01%
Russell Midcap® Index TR	29.67%	73.64%	14.73%	14.23%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Recent market volatility may have meaningfully impacted performance. There is no guarantee that any positive impact will be repeated. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 680-6562 or by visiting www.clarkstonfunds.com.

*	Founders Class inception date is February 16, 2021 and Institutional Class inception date is January 31, 2017.

The Russell Midcap® Index is a market capitalization weighted index that measures the performance of the mid-capitalization sector of the U.S. equity market and includes approximately 800 of the smallest issuers in the Russell 1000® Index. The Russell 1000® Index includes the 1,000 largest stocks in the Russell 3000® Index, which consists of the 3,000 largest U.S. public companies.

16	www.clarkstonfunds.com

Clarkston Founders Fund	Portfolio Update
March 31, 2021 (Unaudited)

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or underlying data and no party may rely on any Russell Indexes and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class and Founders Class shares (as reported in the January 28, 2021 and February 12, 2021 Prospectus, respectively), are 1.15% and 0.95% and 1.00% and 0.80%, respectively. The Fund's investment advisor has contractually agreed to limit expenses of the Institutional Class and Founders Class through January 31, 2022 and February 28, 2022, respectively.

Semi-Annual Report | March 31, 2021	17

Clarkston Funds	Disclosure of Fund Expenses
March 31, 2021 (Unaudited)

Example. As a shareholder of the Clarkston Partners Fund, Clarkston Fund, or Clarkston Founders Fund (the “Funds”), you incur one type of cost, ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2020 and held through March 31, 2021.

Actual Expenses. The first line under each class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2020 – March 31, 2021” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	www.clarkstonfunds.com

Clarkston Funds	Disclosure of Fund Expenses
March 31, 2021 (Unaudited)

	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expense Ratio(a)	Expenses Paid During Period October 1, 2020 - March 31, 2021(b)
Clarkston Partners Fund
Founders Class
Actual	$1,000.00	$1,394.30	0.85%	$5.07
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28

Institutional Class
Actual	$1,000.00	$1,393.30	0.95%	$5.67
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	0.95%	$4.78

Clarkston Fund
Institutional Class
Actual	$1,000.00	$1,339.50	0.66%	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.64	0.66%	$3.33

Clarkston Founders Fund
Founders Class(c)
Actual	$1,000.00	$1,036.60	0.80%	$0.96
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	0.80%	$4.03

Institutional Class
Actual	$1,000.00	$1,316.40	0.87%	$5.02
Hypothetical (5% return before expenses)	$1,000.00	$1,020.59	0.87%	$4.38

(a)	Each Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses after any applicable waivers and reimbursements.
(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.
(c)	The Founders Class commenced operations on February 17, 2021. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (42), divided by 365.

Semi-Annual Report | March 31, 2021	19

Clarkston Partners Fund	Portfolio of Investments
March 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCK (86.68%)
Consumer Discretionary (13.23%)
John Wiley & Sons, Inc., Class A	1,109,000	$60,107,800
Nielsen Holdings PLC	5,920,233	148,893,860
Total Consumer Discretionary		209,001,660

Consumer Staples (12.52%)
Molson Coors Beverage Co., Class B	1,470,000	75,190,500
Post Holdings, Inc.(a)	319,000	33,724,680
Sysco Corp.	594,933	46,845,025
US Foods Holding Corp.(a)	1,102,000	42,008,240
Total Consumer Staples		197,768,445

Financials (24.80%)
Affiliated Managers Group, Inc.	617,000	91,951,510
Artisan Partners Asset Management, Inc., Class A	910,000	47,474,700
Brown & Brown, Inc.	1,100,000	50,281,000
Franklin Resources, Inc.	1,907,587	56,464,575
LPL Financial Holdings, Inc.	720,000	102,355,200
Willis Towers Watson PLC	188,000	43,029,440
Total Financials		391,556,425

Industrials (15.53%)
CH Robinson Worldwide, Inc.	289,616	27,638,055
Enerpac Tool Group Corp., Class A	1,719,903	44,923,866
Hillenbrand, Inc.	2,000,000	95,420,000
Landstar System, Inc.	140,000	23,108,400
The Western Union Co.	2,200,000	54,252,000
Total Industrials		245,342,321

Technology (13.86%)
CDK Global, Inc.	1,630,000	88,117,800
Change Healthcare, Inc.(a)	5,920,000	130,832,000
Total Technology		218,949,800

Utilities (6.74%)
Stericycle, Inc.(a)	1,319,450	89,076,069
US Ecology, Inc.(a)	417,665	17,391,571
Total Utilities		106,467,640

TOTAL COMMON STOCK
(Cost $826,963,610)		1,369,086,291

See Notes to Financial Statements.
20	www.clarkstonfunds.com

Clarkston Partners Fund	Portfolio of Investments
March 31, 2021 (Unaudited)

TOTAL INVESTMENTS (86.68%)
(Cost $826,963,610)	$1,369,086,291

OTHER ASSETS IN EXCESS OF LIABILITIES (13.32%)	210,400,864

NET ASSETS (100.00%)	$1,579,487,155

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2021	21

Clarkston Fund	Portfolio of Investments
March 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCK (80.14%)
Consumer Discretionary (10.99%)
Fox Corp., Class A	38,000	$1,372,180
Nielsen Holdings PLC	270,000	6,790,500
The Walt Disney Co.(a)	3,500	645,820
Total Consumer Discretionary		8,808,500

Consumer Staples (17.74%)
Anheuser-Busch InBev SA/NV, Sponsored ADR	74,000	4,650,900
Molson Coors Beverage Co., Class B	97,000	4,961,550
Post Holdings, Inc.(a)	16,000	1,691,520
Sysco Corp.	37,000	2,913,380
Total Consumer Staples		14,217,350

Financials (17.61%)
Affiliated Managers Group, Inc.	24,000	3,576,720
Brown & Brown, Inc.	52,000	2,376,920
Franklin Resources, Inc.	106,303	3,146,569
The Charles Schwab Corp.	47,000	3,063,460
Willis Towers Watson PLC	8,500	1,945,480
Total Financials		14,109,149

Industrials (31.45%)(b)
American Express Co.	27,200	3,847,168
Capital One Financial Corp.	26,000	3,307,980
CH Robinson Worldwide, Inc.	14,000	1,336,020
FedEx Corp.	17,000	4,828,680
General Electric Co.	398,000	5,225,740
Mastercard, Inc., Class A	3,500	1,246,175
Paychex, Inc.	8,500	833,170
The Western Union Co.	130,000	3,205,800
United Parcel Service, Inc., Class B	8,000	1,359,920
Total Industrials		25,190,653

Technology (2.35%)
Microsoft Corp.	8,000	1,886,160

TOTAL COMMON STOCK
(Cost $46,583,307)		64,211,812

See Notes to Financial Statements.
22	www.clarkstonfunds.com

Clarkston Fund	Portfolio of Investments
March 31, 2021 (Unaudited)

TOTAL INVESTMENTS (80.14%)
(Cost $46,583,307)	$64,211,812

OTHER ASSETS IN EXCESS OF LIABILITIES (19.86%)	15,916,551

NET ASSETS (100.00%)	$80,128,363

(a)	Non-income producing security.
(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2021	23

Clarkston Founders Fund	Portfolio of Investments
March 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCK (83.65%)
Consumer Discretionary (11.42%)
Fox Corp., Class A	285,000	$10,291,350
Nielsen Holdings PLC	1,280,000	32,191,999
Total Consumer Discretionary		42,483,349

Consumer Staples (20.96%)
Anheuser-Busch InBev SA/NV, Sponsored ADR	350,000	21,997,500
Molson Coors Beverage Co., Class B	485,000	24,807,750
Post Holdings, Inc.(a)	105,000	11,100,600
Sysco Corp.	110,000	8,661,400
US Foods Holding Corp.(a)	300,000	11,436,000
Total Consumer Staples		78,003,250

Financials (21.78%)
Affiliated Managers Group, Inc.	110,000	16,393,300
Brown & Brown, Inc.	390,000	17,826,900
Franklin Resources, Inc.	508,690	15,057,225
LPL Financial Holdings, Inc.	103,000	14,642,480
The Charles Schwab Corp.	140,000	9,125,200
Willis Towers Watson PLC	35,000	8,010,800
Total Financials		81,055,905

Industrials (10.46%)
CH Robinson Worldwide, Inc.	70,000	6,680,100
FedEx Corp.	52,000	14,770,080
Paychex, Inc.	25,000	2,450,500
The Western Union Co.	610,000	15,042,600
Total Industrials		38,943,280

Technology (12.86%)
CDK Global, Inc.	405,000	21,894,300
Change Healthcare, Inc.(a)	1,175,000	25,967,500
Total Technology		47,861,800

Utilities (6.17%)
Stericycle, Inc.(a)	340,000	22,953,400

TOTAL COMMON STOCK
(Cost $251,885,069)		311,300,984

See Notes to Financial Statements.
24	www.clarkstonfunds.com

Clarkston Founders Fund	Portfolio of Investments
March 31, 2021 (Unaudited)

TOTAL INVESTMENTS (83.65%)
(Cost $251,885,069)	$311,300,984

OTHER ASSETS IN EXCESS OF LIABILITIES (16.35%)	60,855,381

NET ASSETS (100.00%)	$372,156,365

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2021	25

Clarkston Funds	Statements of Assets and Liabilities
March 31, 2021 (Unaudited)

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund

ASSETS:
Investments, at value (Cost $826,963,610, $46,583,307 and $251,885,069)	$1,369,086,291	$64,211,812	$311,300,984
Cash and Cash Equivalents	206,369,730	15,029,925	56,930,881
Receivable for investments sold	2,318,780	–	–
Receivable for shares sold	2,816,278	953,536	3,811,033
Dividends and interest receivable	1,105,236	137,969	367,031
Other assets	52,207	15,796	22,967
Total Assets	1,581,748,522	80,349,038	372,432,896

LIABILITIES:
Payable for administration and transfer agent fees	64,236	8,753	19,693
Payable for shares redeemed	938,791	161,882	–
Payable to adviser	1,023,559	24,032	213,625
Payable for shareholder service fees	182,104	14,979	27,765
Payable for printing fees	17,222	796	1,092
Payable for professional fees	23,199	8,266	9,632
Payable to Chief Compliance Officer fees	3,922	194	1,098
Accrued expenses and other liabilities	8,334	1,773	3,626
Total Liabilities	2,261,367	220,675	276,531
NET ASSETS	$1,579,487,155	$80,128,363	$372,156,365

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$1,042,002,561	$60,695,287	$313,433,214
Total distributable earnings	537,484,594	19,433,076	58,723,151
NET ASSETS	$1,579,487,155	$80,128,363	$372,156,365

PRICING OF SHARES
Founders Class:
Net Asset Value, offering and redemption price per share	$16.94	N/A	$16.11
Net Assets	$743,584,293	N/A	$236,209,642
Shares of beneficial interest outstanding	43,900,445	N/A	14,660,018
Institutional Class:
Net Asset Value, offering and redemption price per share	$16.85	$15.24	$16.11
Net Assets	$835,902,862	$80,128,363	$135,946,723
Shares of beneficial interest outstanding	49,607,885	5,256,159	8,438,732

See Notes to Financial Statements.
26	www.clarkstonfunds.com

Clarkston Funds	Statements of Operations
For the Six Months Ended March 31, 2021 (Unaudited)

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund
INVESTMENT INCOME:
Dividends	$9,519,245	$389,841	$1,175,104
Foreign taxes withheld	–	(1,493)	–
Total Investment Income	9,519,245	388,348	1,175,104

EXPENSES:
Investment advisory fees (Note 6)	5,457,791	152,888	853,477
Administration fees	308,220	20,118	55,461
Shareholder service fees Institutional Class	359,792	33,091	62,274
Custody fees	48,359	2,950	11,106
Legal fees	35,635	1,701	3,039
Audit and tax fees	7,833	7,770	7,767
Transfer agent fees	29,593	14,008	13,636
Trustees fees and expenses	64,411	3,062	5,458
Registration and filing fees	25,887	13,420	18,098
Printing fees	17,589	934	1,333
Chief Compliance Officer fees	19,309	866	3,317
Insurance fees	20,831	1,188	1,338
Other expenses	7,776	1,271	1,342
Total Expenses	6,403,026	253,267	1,037,646
Less fees waived by investment adviser (Note 6)
Founders Class	(113,942)	N/A	(14,742)
Institutional Class	(118,625)	(51,392)	(43,476)
Total fees waived by investment adviser (Note 6)	(232,567)	(51,392)	(58,218)
Net Expenses	6,170,459	201,875	979,428
NET INVESTMENT INCOME	3,348,786	186,473	195,676

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(7,061,439)	1,691,582	(793,603)
Net realized gain/(loss)	(7,061,439)	1,691,582	(793,603)
Change in unrealized appreciation/(depreciation) on:
Investments	446,587,396	15,400,243	53,090,026
Net change	446,587,396	15,400,243	53,090,026

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	439,525,957	17,091,825	52,296,423
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$442,874,743	$17,278,298	$52,492,099

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2021	27

Clarkston Partners Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
OPERATIONS:
Net investment income	$3,348,786	$7,295,475
Net realized gain/(loss) on investments	(7,061,439)	49,059,100
Net change in unrealized appreciation/(depreciation) on investments	446,587,396	(20,848,049)
Net increase in net assets resulting from operations	442,874,743	35,506,526
DISTRIBUTIONS TO SHAREHOLDERS
Founders Class	(24,894,074)	(18,042,443)
Institutional Class	(24,895,825)	(19,314,644)
Total distributions	(49,789,899)	(37,357,087)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders Class
Shares sold	11,320,902	140,007,090
Dividends reinvested	743,721	560,589
Shares redeemed	(13,944,974)	(40,386,657)
Net increase/(decrease) from beneficial share transactions	(1,880,351)	100,181,022
Institutional Class
Shares sold	106,552,732	179,388,104
Dividends reinvested	24,780,467	18,965,301
Shares redeemed	(71,518,259)	(101,219,238)
Net increase from beneficial share transactions	59,814,940	97,134,167
Net increase in net assets	451,019,433	195,464,628

NET ASSETS:
Beginning of period	1,128,467,722	933,003,094
End of period	$1,579,487,155	$1,128,467,722

See Notes to Financial Statements.
28	www.clarkstonfunds.com

Clarkston Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
OPERATIONS:
Net investment income	$186,473	$761,275
Net realized gain on investments	1,691,582	2,625,815
Net change in unrealized appreciation/(depreciation) on investments	15,400,243	(3,577,427)
Net increase/(decrease) in net assets resulting from operations	17,278,298	(190,337)
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(3,280,402)	(2,522,147)
Total distributions	(3,280,402)	(2,522,147)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	18,511,885	8,028,416
Dividends reinvested	3,267,291	2,514,242
Shares redeemed	(4,127,430)	(13,995,698)
Net increase/(decrease) from beneficial share transactions	17,651,746	(3,453,040)
Net increase/(decrease) in net assets	31,649,642	(6,165,524)

NET ASSETS:
Beginning of period	48,478,721	54,644,245
End of period	$80,128,363	$48,478,721

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2021	29

Clarkston Founders Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
OPERATIONS:
Net investment income	$195,676	$401,591
Net realized gain/(loss) on investments	(793,603)	1,754,833
Net change in unrealized appreciation on investments	53,090,026	3,398,109
Net increase in net assets resulting from operations	52,492,099	5,554,533
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(2,151,069)	(1,647,285)
Total distributions	(2,151,069)	(1,647,285)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders Class(a)
Shares sold	239,348,822	–
Shares redeemed	(11,921,971)	–
Net increase from beneficial share transactions	227,426,851	–
Institutional Class
Shares sold	222,793,094	34,571,388
Dividends reinvested	918,880	1,647,285
Shares redeemed	(205,434,508)	(8,425,457)
Net increase from beneficial share transactions	18,277,466	27,793,216
Net increase in net assets	296,045,347	31,700,464

NET ASSETS:
Beginning of period	76,111,018	44,410,554
End of period	$372,156,365	$76,111,018

(a)	The Founders Class commenced operations on February 17, 2021.

See Notes to Financial Statements.
30	www.clarkstonfunds.com

Page Intentionally Left Blank

Clarkston Partners Fund – Founders Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(e)

See Notes to Financial Statements.
32	www.clarkstonfunds.com

Clarkston Partners Fund – Founders Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
$12.61		$12.81	$13.29	$12.39	$11.11	$9.70

0.04		0.10	0.14	0.08	0.05	0.06
4.85		0.21	0.17	0.99	1.37	1.37
4.89		0.31	0.31	1.07	1.42	1.43

(0.06)		(0.13)	(0.09)	(0.04)	(0.06)	(0.02)
(0.50)		(0.38)	(0.70)	(0.13)	(0.08)	–
(0.56)		(0.51)	(0.79)	(0.17)	(0.14)	(0.02)
4.33		(0.20)	(0.48)	0.90	1.28	1.41
$16.94		$12.61	$12.81	$13.29	$12.39	$11.11

39.43%		2.18%	3.49%	8.70%	12.86%	14.73	%(c)

$743,584		$553,691	$451,294	$445,516	$397,474	$308,607

0.88	%(d)	0.91%	0.92%	0.94%	0.96%	1.02%
0.85	%(d)	0.85%	0.85%	0.85%	0.85%	0.85%
0.54	%(d)	0.77%	1.16%	0.60%	0.40%	0.62%

2%		25%	10%	23%	13%	16%

(a)	Calculated using the average shares method.
(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	In 2016, the Fund's total return consists of a voluntary/unvoluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would not change as the impact is less than 0.005%.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2021	33

Clarkston Partners Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver

PORTFOLIO TURNOVER RATE(f)

See Notes to Financial Statements.
34	www.clarkstonfunds.com

Clarkston Partners Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020		For the Year Ended September 30, 2019		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016
$12.55		$12.76		$13.24		$12.36		$11.09		$9.70

0.03		0.08		0.13		0.06		0.03		0.05
4.82		0.21		0.18		0.99		1.37		1.35
4.85		0.29		0.31		1.05		1.40		1.40

(0.05)		(0.12)		(0.09)		(0.04)		(0.05)		(0.01)
(0.50)		(0.38)		(0.70)		(0.13)		(0.08)		–
(0.55)		(0.50)		(0.79)		(0.17)		(0.13)		(0.01)
4.30		(0.21)		(0.48)		0.88		1.27		1.39
$16.85		$12.55		$12.76		$13.24		$12.36		$11.09

39.33%		2.07%		3.45%		8.52%		12.75%		14.47	%(c)

$835,903		$574,777		$481,709		$429,622		$367,393		$242,295

0.99	%(d)	1.01%		1.03%		1.08%		1.09%		1.16%
0.95	%(d)(e)	0.95	%(e)	0.96	%(e)	0.98	%(e)	0.98	%(e)	1.00%
0.44	%(d)	0.68%		1.04%		0.47%		0.27%		0.46%

2%		25%		10%		23%		13%		16%

(a)	Calculated using the average shares method.
(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	In 2016, the Fund's total return consists of a voluntary/unvoluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would not change as the impact is less than 0.005%.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2021	35

Clarkston Partners Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

(e)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund for the periods ended March 31, 2021, September 30, 2020, September 30, 2019, September 30, 2018 and September 30, 2017, respectively, in the amount of 0.05% (annualized), 0.05%, 0.04%, 0.02% and 0.02% of average net assets of Institutional shares.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
36	www.clarkstonfunds.com

Page Intentionally Left Blank

Clarkston Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(g)

See Notes to Financial Statements.
38	www.clarkstonfunds.com

Clarkston Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020		For the Year Ended September 30, 2019		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017		For the Period Ended September 30, 2016(a)
$12.05		$12.50		$11.99		$11.46		$10.52		$10.00

0.04		0.17		0.22		0.19		0.16		0.08
3.96		(0.05)		0.94		0.49		0.90		0.44
4.00		0.12		1.16		0.68		1.06		0.52

(0.16)		(0.14)		(0.26)		(0.15)		(0.10)		–
(0.65)		(0.43)		(0.39)		(0.00	)(c)	(0.02)		–
(0.81)		(0.57)		(0.65)		(0.15)		(0.12)		–
3.19		(0.45)		0.51		0.53		0.94		0.52
$15.24		$12.05		$12.50		$11.99		$11.46		$10.52
33.95%		0.81%		10.92%		5.99%		10.13%		5.20%

$80,128		$48,479		$54,644		$31,673		$29,407		$20,173

0.83	%(e)	0.86%		0.93%		0.93%		1.04%		1.48	%(e)
0.66	%(e)(f)	0.64	%(f)	0.67	%(f)	0.65	%(f)	0.65	%(f)	0.70	%(e)
0.61	%(e)	1.47%		1.86%		1.60%		1.41%		1.36	%(e)
15%		31%		17%		11%		5%		0%

(a)	Commenced operations on April 4, 2016.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund for the periods ended March 31, 2021, September 30, 2020, September 30, 2019, September 30, 2018 and September 30, 2017, respectively, in the amount of 0.04% (annualized), 0.06%, 0.03%, 0.05% and 0.05% of average net assets of Institutional shares.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2021	39

Clarkston Founders Fund – Founders Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period Ended March 31, 2021(a) (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$15.54

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.02
Net realized and unrealized gain on investments	0.55
Total from investment operations	0.57

NET INCREASE IN NET ASSET VALUE	0.57
NET ASSET VALUE, END OF PERIOD	$16.11

TOTAL RETURN(c)	3.66%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$236,210

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.86	%(d)
Operating expenses including reimbursement/waiver	0.80	%(d)
Net investment income including reimbursement/waiver	0.81	%(d)

PORTFOLIO TURNOVER RATE(e)	1%

(a)	Commenced operations on February 17, 2021.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
40	www.clarkstonfunds.com

Page Intentionally Left Blank

Clarkston Founders Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)
Net realized and unrealized gain on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(g)

See Notes to Financial Statements.
42	www.clarkstonfunds.com

Clarkston Founders Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020		For the Year Ended September 30, 2019		For the Year Ended September 30, 2018		For the Period Ended September 30, 2017(a)
$12.35		$11.67		$11.34		$10.64		$10.00

(0.00	)(c)	0.08		0.12		0.07		0.02
3.89		1.00		0.44		0.67		0.62
3.89		1.08		0.56		0.74		0.64

(0.02)		(0.10)		(0.08)		(0.04)		–
(0.11)		(0.30)		(0.15)		–		–
(0.13)		(0.40)		(0.23)		(0.04)		–
3.76		0.68		0.33		0.70		0.64
$16.11		$12.35		$11.67		$11.34		$10.64

31.64%		9.34%		5.31%		7.01%		6.40%

$135,947		$76,111		$44,411		$34,201		$24,147

0.92	%(e)	1.11%		1.15%		1.22%		1.46	%(e)
0.87	%(e)(f)	0.91	%(f)	0.91	%(f)	0.91	%(f)	0.92	%(e)(f)
(0.02	%)(e)	0.73%		1.06%		0.59%		0.29	%(e)

1%		22%		15%		9%		4%

(a)	Commenced operations on February 1, 2017.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2021	43

Clarkston Founders Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

(f)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund for the periods ended March 31, 2021, September 30, 2020, September 30, 2019, September 30, 2018, and September 30, 2017, respectively, in the amount of 0.08% (annualized), 0.04%, 0.04%, 0.04% and 0.03% of average net assets of Institutional shares.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
44	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements
March 31, 2021 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and each Fund's investment objective is to achieve long-term capital appreciation. The Clarkston Partners Fund and Clarkston Founders Fund currently offer Founders Class shares and Institutional Class shares, and the Clarkston Fund currently offers Institutional Class shares. Each share class of the Clarkston Partners Fund and Clarkston Founders Fund have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Funds’ assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities. Money market funds, representing short-term investments, are valued at their NAV.

Semi-Annual Report | March 31, 2021	45

Clarkston Funds	Notes to Financial Statements
March 31, 2021 (Unaudited)

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2021:

CLARKSTON PARTNERS FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$209,001,660	$–	$–	$209,001,660
Consumer Staples	197,768,445	–	–	197,768,445
Financials	391,556,425	–	–	391,556,425
Industrials	245,342,321	–	–	245,342,321
Technology	218,949,800	–	–	218,949,800
Utilities	106,467,640	–	–	106,467,640
Total	$1,369,086,291	$–	$–	$1,369,086,291

46	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements
March 31, 2021 (Unaudited)

CLARKSTON FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$8,808,500	$–	$–	$8,808,500
Consumer Staples	14,217,350	–	–	14,217,350
Financials	14,109,149	–	–	14,109,149
Industrials	25,190,653	–	–	25,190,653
Technology	1,886,160	–	–	1,886,160
Total	$64,211,812	$–	$–	$64,211,812

CLARKSTON FOUNDERS FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$42,483,349	$–	$–	$42,483,349
Consumer Staples	78,003,250	–	–	78,003,250
Financials	81,055,905	–	–	81,055,905
Industrials	38,943,280	–	–	38,943,280
Technology	47,861,800	–	–	47,861,800
Utilities	22,953,400	–	–	22,953,400
Total	$311,300,984	$–	$–	$311,300,984

There were no Level 3 securities held during the period.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject a Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Semi-Annual Report | March 31, 2021	47

Clarkston Funds	Notes to Financial Statements
March 31, 2021 (Unaudited)

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that they will not be subject to federal income or excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2021, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2021, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses of a Fund and net investment income of a Fund are allocated daily to each class of the Fund in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risk: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has now spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, health care service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

48	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements
March 31, 2021 (Unaudited)

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

The tax character of distributions paid during the fiscal year ended September 30, 2020, were as follows:

	Ordinary Income	Long-Term Capital Gains
Clarkston Partners Fund	$10,647,842	$26,709,245
Clarkston Fund	633,816	1,888,331
Clarkston Founders Fund	397,565	1,249,720

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2021, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund
Gross unrealized appreciation (excess of value over tax cost)	$551,012,311	$20,310,981	$62,029,356
Gross unrealized depreciation (excess of tax cost over value)	(9,135,958)	(2,682,476)	(2,613,444)
Net appreciation (depreciation) of foreign currency and derivatives	–	–	–
Net unrealized appreciation	$541,876,353	$17,628,505	$59,415,912
Cost of investments for income tax purposes	$827,209,938	$46,583,307	$251,885,072

These differences are primarily attributable to wash sales.

Semi-Annual Report | March 31, 2021	49

Clarkston Funds	Notes to Financial Statements
March 31, 2021 (Unaudited)

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2021, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Clarkston Partners Fund	$23,815,716	$85,167,879
Clarkston Fund	9,760,992	7,981,169
Clarkston Founders Fund	196,212,186	2,593,878

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

50	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements
March 31, 2021 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020

Clarkston Partners Fund
Founders Class
Shares sold	866,365	12,044,655
Shares issued in reinvestment of distributions to shareholders	50,354	42,309
Shares redeemed	(932,070)	(3,392,583)
Net increase/(decrease) in shares outstanding	(15,351)	8,694,381
Institutional Class
Shares sold	6,992,903	15,338,237
Shares issued in reinvestment of distributions to shareholders	1,685,746	1,436,765
Shares redeemed	(4,879,814)	(8,714,703)
Net increase in shares outstanding	3,798,835	8,060,299

Clarkston Fund
Institutional Class
Shares sold	1,288,886	703,998
Shares issued in reinvestment of distributions to shareholders	239,537	201,623
Shares redeemed	(294,238)	(1,256,132)
Net increase/(decrease) in shares outstanding	1,234,185	(350,511)

Clarkston Founders Fund
Founders Class(a)
Shares sold	15,396,579	–
Shares issued in reinvestment of distributions to shareholders	–	–
Shares redeemed	(736,561)	–
Net increase in shares outstanding	14,660,018	–
Institutional Class
Shares sold	15,473,075	2,956,388
Shares issued in reinvestment of distributions to shareholders	63,240	137,503
Shares redeemed	(13,262,475)	(734,413)
Net increase in shares outstanding	2,273,840	2,359,478

(a)	The Founders Class commenced operations on February 17, 2021.

Semi-Annual Report | March 31, 2021	51

Clarkston Funds	Notes to Financial Statements
March 31, 2021 (Unaudited)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 45% of the outstanding shares of the Clarkston Partners Fund are held by one shareholder that owns shares on behalf of its underlying beneficial owners. Approximately 76% of the outstanding shares of the Clarkston Fund are owned by one omnibus account. Approximately 86% of the outstanding shares of the Clarkston Founders Fund are owned by two omnibus accounts. Share transaction activities of these shareholders could have a material impact on the Funds.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Clarkston Capital Partners, LLC (“Clarkston” or the “Adviser”), subject to the authority of the Board, is responsible for the management of the Funds’ portfolios. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, each Fund pays the Adviser an annual management fee that is based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The contractual management fee rates are 0.80%, 0.50% and 0.75% for the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund, respectively. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of a Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of each Fund’s Total Annual Fund Operating Expenses, exclusive of shareholder servicing fees, brokerage expenses, interest expenses, taxes, acquired fund fees and expenses and extraordinary expenses to an annual rate of 0.85% of the Clarkston Partners Fund’s average daily net assets for each of the Founders Class shares and the Institutional Class shares, 0.55% of the Clarkston Fund’s average daily net assets for the Institutional Class shares and 0.80% of the Clarkston Founders Fund’s average daily net assets for the Founders Class shares and Institutional Class shares. The Fee Waiver Agreement is in effect through January 31, 2022, for the Clarkston Partners Fund, Clarkston Fund and Institutional Class shares of the Founders Fund and through February 28, 2022 for the Founders Class shares of the Founders Fund and will thereafter continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by the Board and the Adviser does not provide at least 30 days written notice of noncontinuance prior to the end of the then effective term. The Adviser may not terminate the Fee Waiver Agreement without the approval of the Trust’s Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement only to the extent that the Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Funds will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis.

52	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements
March 31, 2021 (Unaudited)

For the six months ended March 31, 2021, the fee waivers and/or reimbursements were $113,942, 118,625, 51,392, 14,742, and $43,476 for the Clarkston Partners Fund Founders Class, Clarkston Partners Fund Institutional Class, Clarkston Fund Institutional Class, Clarkston Founders Fund Founders Class, and Clarkston Founders Fund Institutional Class, respectively.

As of March 31, 2021, the balances of recoupable expenses for each Fund and class were as follows:

	Expiring in 2021	Expiring in 2022	Expiring in 2023	Expiring in 2024
Clarkston Partners Fund
Founders	$202,080	$303,538	$312,179	$113,942
Institutional	189,619	312,594	333,794	118,625
Clarkston Fund
Institutional	77,506	108,051	110,696	51,392
Clarkston Founders Fund
Founders	–	–	–	14,742
Institutional	45,360	90,772	110,059	43,476

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in each Fund’s operations. Each Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Funds for the six months ended March 31, 2021, are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to each Fund to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of each Fund are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

Each Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Institutional Class. Under the Shareholder Services Plan each Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of each Fund’s Institutional Class shares to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization.

Semi-Annual Report | March 31, 2021	53

Clarkston Funds	Notes to Financial Statements
March 31, 2021 (Unaudited)

7. TRUSTEES

As of March 31, 2021, there were three Trustees, all of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $13,500, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,250 and the Independent Chair receives a quarterly retainer of $3,250. The Independent Trustees and interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6, the Fund pays ALPS an annual fee for compliance services.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. At a Special Meeting of Shareholders of the ALPS Series Trust, held on April 12, 2021, shareholders of record as of the close of business on March 1, 2021 voted to approve the election of Ward D. Armstrong and Bradley J. Swenson to serve on the Board of Trustees until their resignation, retirement, death or removal or until their respective successors are duly elected and qualified.

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

54	www.clarkstonfunds.com

Clarkston Funds	Additional Information
March 31, 2021 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Funds (toll-free) at 1-844-680-6562 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1-844-680-6562 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds’ portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are also available at www.clarkstonfunds.com, or upon request, without charge, by calling (toll-free) 1-844-680-6562 or by writing to SS&C ALPS, c/o Clarkston Funds at 1290 Broadway, Suite 1000, Denver, Colorado 80203.

Semi-Annual Report | March 31, 2021	55

Disclosure Regarding Renewal and
Clarkston Funds	Approval of Fund Advisory Agreement
March 31, 2021 (Unaudited)

On November 19, 2020, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met via electronic means to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (the “Clarkston Agreement”) between the Trust and Clarkston Capital Partners, LLC (“Clarkston”) with respect to the Clarkston Fund (“CS Fund”), the Clarkston Founders Fund (“CF Fund”) and the Clarkston Partners Fund (“CP Fund”) (the CS Fund, CF Fund and CP Fund, collectively the “Clarkston Funds”), in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

In anticipation of and as part of the process to consider renewal of the Clarkston Agreement, legal counsel to the Trust requested certain information from Clarkston. In response to these requests, the Trustees received reports from Clarkston that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of Clarkston and discussed the services of the firm provided pursuant to the Clarkston Agreement, as well as the information provided by Clarkston. In evaluating Clarkston and the fees charged under the Clarkston Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Clarkston Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of Services: The Trustees received and considered information regarding the nature, extent and quality of services provided to the Clarkston Funds under the Clarkston Agreement. The Trustees reviewed and considered Clarkston’s investment advisory personnel, its history as an asset manager and its performance. The Trustees considered the background and experience of Clarkston’s portfolio management team responsible for the day-to-day portfolio management of the Clarkston Funds and the extent of the resources devoted to research and analysis of actual and potential investments. The Trustees discussed the research and decision-making processes utilized by Clarkston to achieve each Fund’s investment objective, as well as compliance with the policies and restrictions of the respective Funds. The Board considered the Trust’s experience working with Clarkston, noting that Trust management reported that Clarkston’s representatives were cooperative and responsive to Trust requests. The Trustees acknowledged that Clarkston’s strong compliance culture had resulted in an excellent compliance record in its work with the Funds. The Trustees noted that the firm continued to grow and reinvest in its infrastructure and personnel. The Board reviewed and discussed the financial statements of Clarkston, noting no concerns regarding the firm’s continued viability. The Board agreed that they were satisfied with the nature, extent and quality of services rendered by Clarkston under the Clarkston Agreement.

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee paid by the Clarkston Funds to Clarkston in light of the nature, extent and quality of the advisory services provided to the Clarkston Funds. The Board considered the information they received comparing each Clarkston Fund’s contractual annual advisory fee and overall expenses with those of funds in the peer group and universe of funds, as provided in the report by FUSE, an independent provider of investment company data. The Trustees observed that each FUSE peer group consisted of the applicable Clarkston Fund and several other funds identified by FUSE as using similar strategies with comparable fee structures. The Trustees also noted that Clarkston had institutional accounts and clients using model delivery services for some or all of the strategies utilized by the Funds.

56	www.clarkstonfunds.com

Disclosure Regarding Renewal and
Clarkston Funds	Approval of Fund Advisory Agreement
March 31, 2021 (Unaudited)

With respect to the CF Fund, the Trustees noted that the Fund’s contractual advisory fee of 0.75% was equal to the FUSE peer group median, and that the Fund’s total net expenses (after fee waiver and expense reimbursement) for the Institutional Class were below the FUSE peer group median. With respect to the CS Fund, the Trustees noted that the Fund’s contractual advisory fee of 0.50% was lower than the peer group median and that the Fund’s total net expenses (after fee waiver and expense reimbursement) for the Institutional Class was one of the lowest of its peer group. With respect to the CP Fund, the Trustees noted that the Fund’s contractual advisory fee of 0.80% was slightly above the FUSE peer group median, but within the ranges of its peers. The Board also noted that the CP Fund’s total net expenses (after fee waiver and expense reimbursement) for the Institutional Class were the same as the FUSE peer group median while the total net expenses for the Founders class were slightly below the FUSE peer group median. The Trustees agreed that the management fees for each Fund relative to the applicable peer group were not unreasonable.

Comparable Accounts. The Trustees acknowledged that Clarkston managed other institutional and strategic accounts, and model delivery service clients, using investment strategies similar to the strategies of the Clarkston Funds, noting that while certain clients of Clarkston were charged slightly lower fees for similar strategies, the fees charged to the Funds were equivalent to the firm’s standard fee rates charged by Clarkston for institutional clients and Clarkston’s assertion that the services provided to the Funds were often more intensive and broader in scope than the work required for the other accounts. After consideration, the Trustees agreed that the management fees for each Fund relative to comparable accounts with similar strategies were not unreasonable in light of the quality of services provided.

Performance: The Trustees reviewed and considered each Clarkston Fund’s performance. The Board noted that each of the CP Fund and CF Fund had reported strong one-year performance as of August 31, 2020, beating each Fund’s FUSE peer universe’s median return; while the CS Fund slightly underperformed the median return of FUSE peer universe. They also considered performance of the Funds over the longer-term. The Board acknowledged the differences between the strategies of the funds included in the peer universe and the Clarkston Funds, and the fact that value strategies (like that used for the Funds) had strong performance across the period. After reviewing the investment performance of the Clarkston Funds, including the factors contributing to and detracting from performance, Clarkston’s historical investment performance, and other factors, the Board concluded that the investment performance of the Funds was satisfactory.

Profitability: The Trustees received and considered a profitability analysis prepared by Clarkston based on the fees paid under the Clarkston Agreement. The Trustees noted that Clarkston’s work with the Funds was profitable, but that the amount of profit was not unreasonable in absolute terms or as a percentage of income.

Economies of Scale: The Trustees considered whether Clarkston was benefiting from economies of scale in the provision of services to each Clarkston Fund and whether such economies should be shared with the Funds’ shareholders under the Clarkston Agreement. The Trustees noted that each Fund benefitted from the expense limitation, which effectively provided lower total fees to shareholders despite the Funds not yet achieving actual economies of scale. The Board reviewed the size of each Clarkston Fund and their prospects for growth and agreed Clarkston had not yet achieved meaningful economies of scale, but determined to continue to monitor and revisit the issue over time.

Semi-Annual Report | March 31, 2021	57

Disclosure Regarding Renewal and
Clarkston Funds	Approval of Fund Advisory Agreement
March 31, 2021 (Unaudited)

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Clarkston from its relationship with each Clarkston Fund, including research and other support services, noting nothing of concern. They considered the benefit to Clarkston of soft dollar arrangements noting that the limited trading completed by the Funds limited the relevancy of such arrangements.

Having requested and reviewed such information from Clarkston as the Board believed to be reasonably necessary to evaluate the terms of the Clarkston Agreement, the Trustees, including all the Independent Trustees, concluded that renewal of the Clarkston Agreement was in the best interests of each Clarkston Fund and its respective shareholders.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all the Independent Trustees, concluded that renewal of the Investment Advisory Agreement with Clarkston was in the best interests of the Clarkston Funds and their shareholders.

58	www.clarkstonfunds.com

Page Intentionally Left Blank

CLARKSTON FUNDS

This material must be preceded or accompanied by a prospectus.
The Clarkston Funds are distributed by ALPS Distributors, Inc.
Clarkston Capital and Clarkston Funds are registered trademarks of
Clarkston Capital Partners, LLC. All rights reserved.

DDJ CAPITAL MANAGEMENT, LLC

DDJ OPPORTUNISTIC HIGH YIELD FUND

SEMI-ANNUAL

March 31, 2021

INSTITUTIONAL (DDJIX)

CLASS I (DDJCX)

CLASS II (DDJRX)

Shareholder Letter	1
Portfolio Update	4
Disclosure of Fund Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	18
Additional Information	26

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.ddjfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-844-363-4898 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.ddjfunds.com.

DDJ Opportunistic High Yield Fund	Shareholder Letter
March 31, 2021 (Unaudited)

Message from the President: 6-Month Review as of March 31, 2021

The high yield bond market began the fourth quarter of 2020 with somewhat of a cautious tone, particularly over the second half of October as political uncertainty increased ahead of the U.S. election, before finishing the month with modestly positive returns. However, once election day had passed, the market appeared relieved that such a contentious election was finally over and that continued expected gridlock in Washington would likely prevent any significant legislative changes from being implemented. This reduced political uncertainty coupled with the announcements in November of the development of two effective vaccines for COVID-19 set the stage for a significant rally, which continued through year-end. The positive vaccine news in particular increased optimism that the economy could “reopen” sooner than initially anticipated, resulting in positive performance by the high yield market in the fourth quarter of 2020. In this environment, lower-rated bonds and loans, including second lien loans, as well as the sectors hardest hit by the COVID-19 pandemic and associated mitigation efforts (i.e., Energy, Transportation, and Leisure) outperformed the broader market.

After a somewhat slow start at the end of 2020, the pace of COVID-19 vaccinations steadily increased during the first quarter of 2021, with more than 50 million people in the U.S. fully vaccinated by the end of the quarter. Based on current projections and government targets, essentially every adult in the U.S. will be able to be vaccinated by the beginning of summer. Vaccinating a majority of the adult population would mark a significant step towards a return to normalcy, though what the new normalcy eventually looks like still remains to be seen. More specifically, how quickly a newly-vaccinated population feels comfortable enough to return to their pre-pandemic lifestyle (e.g., travel, dining at restaurants, and mall shopping), which will affect both the speed and underlying strength of the economic recovery, is a significant unknown.

Another topic that has garnered increased attention from investors during the first quarter of 2021, and will likely remain front and center over the balance of this year, is the trajectory of inflation in the U.S. Several factors have contributed to heightened concern over rising inflation, including an improving outlook for economic growth, sharply higher oil and gas prices, the enactment of a $1.9 trillion COVID-19 stimulus bill in March, and supply chain/freight issues that have resulted in higher import prices as well as shortages of some products. These concerns are the primary reason for the meaningful increase in intermediate-to-longer maturity Treasury yields in the first quarter, with the 10-year Treasury yield, for example, increasing over 80 basis points to close the quarter at 1.74%, above where it stood on January 31, 2020, just prior to the beginning of the pandemic-induced market volatility. In this environment, the high yield market generated modestly positive returns during the first quarter of 2021, with lower-rated bonds and loans outperforming, as the fundamental prospects of such issuers benefited disproportionately from the improving economic outlook while higher Treasury yields during the quarter negatively impacted the performance of longer duration, higher-rated issues.

Furthermore, the unprecedented fiscal and monetary stimulus designed to address the economic dislocation wrought by the COVID-19 pandemic has left consumers with large amounts of disposable cash. In addition, DDJ believes that such an accommodative environment has created the most credit favorable market in decades, which should disproportionately benefit CCC-rated debt. While the near-term outlook is positive, DDJ is concerned that significant fiscal and monetary stimulus, coupled with the strong performance of risk markets, will give rise to another bubble, though its ramifications likely will not be felt for a couple of years. Many borrowers have used this rare, credit-favorable environment to refinance and “fix” their own credit issues by extending their maturities and locking in low-rate debt with relaxed covenants such that they have become fairly insulated from a credit inflection for a number of years. This trend is reflected in default rate forecasts for the next twelve months, which have come down considerable in recent months and are currently very low by historical standards. DDJ will be closely monitoring this situation over the coming quarters as part of our due diligence of each existing and potential investment opportunity.

Turning our attention to the Fund’s performance, during the six-months ending March 31, 2021, the Fund outperformed its benchmark, the ICE BofA U.S. High Yield Index. The Fund’s structurally shorter duration relative to the benchmark, due in large part to the Fund’s strategic allocation to bank loans, was a significant contributor to relative performance, given the sharp increase in U.S. Treasury yields during the period. In addition, the Fund’s income advantage relative to the benchmark, a characteristic that the Fund will typically exhibit as a result of its higher-than-average coupon, also meaningfully contributed to relative performance. Furthermore, the large dispersion in performance amongst rating segments (i.e., BB, B, and CCC-rated high yield bonds and leveraged loans) that occurred in the leveraged credit market during the period, as described above, served as a significant tailwind to the Fund’s relative performance over the period. Specifically, the investment strategy pursued by DDJ on behalf of the Fund seeks to exploit inefficiencies in the lower tier (i.e., B/CCC-rated) segment of the leveraged credit market, and as a result, the Fund has a significant, structural underweight to the BB-rated segment of the market and overweight to the CCC-rated segment. As mentioned above, lower-quality high yield bonds and loans significantly outperformed their higher-quality peers during the trailing six-month period, positively impacting the Fund’s relative performance.

From a sector perspective, the Fund’s underweight to the Energy sector, which was the top performing sector in the benchmark over the period, detracted from relative performance. The Fund has historically maintained a structural underweight to the Energy sector as the performance of such sector is largely driven by a single macro variable, the price of oil, and does not lend itself well to DDJ’s bottom-up fundamental research process. Conversely, sector security selection benefited relative returns during the period, driven primarily by positive security selection in the Healthcare and Energy sectors.

Semi-Annual Report | March 31, 2021	1

DDJ Opportunistic High Yield Fund	Shareholder Letter
March 31, 2021 (Unaudited)

Looking forward, as of the date of this letter, DDJ’s outlook for the U.S. economy is favorable. DDJ believes that the economic recovery will continue, supported by fiscal and monetary stimulus, and should gain momentum as vaccinations continue and more states ease economic restrictions designed to combat the spread of COVID-19. In addition, DDJ believes that the high yield market, notwithstanding the strong rebound in performance in 2020 and continued positive performance during the first quarter of 2021, still offers reasonable valuations and an attractive yield. Moreover, the lower tier of the high yield market generally is more insulated from a rise in interest rates, along with an increase in interest rate volatility, than the upper tier segment, given bonds in the latter segment typically have longer durations and lower coupons. This outcome is particularly true in an environment of improving issuer fundamentals, such as the current one, as the lower tier generally has more spread compression potential when fundamentals are improving, which can help offset any increase in interest rates. In addition, bank loans, which are a meaningful component of the Fund, benefit in a rising rate environment given the floating rate nature of their coupon, thereby reducing the Fund’s overall interest rate exposure. Finally, the refinancing wave that has occurred in the high yield bond market over the past year has improved such market’s overall maturity profile, which DDJ believes is a positive for the default rate going forward, all else equal.

Accordingly, as of the date of this letter, DDJ is cautiously optimistic about the performance of the high yield market over the balance of 2021, and believes that a continued economic recovery should bolster issuer fundamentals and likely lead to continued compression in spreads between higher-rated and lower-rated credit, especially across businesses within the sectors most affected by the pandemic-induced contraction. However, there are no shortage of risks that DDJ is monitoring, including the potential for higher inflation and further increases in interest rates; the continued risk posed by COVID-19 and in particular the potential that new variants continue to form; the extent to which vaccination efforts successfully reach vaccine skeptics that may otherwise prevent the population from achieving herd immunity; and how quickly society returns to its pre-pandemic lifestyle (e.g., travel, dining out), all of which will impact the pace of economic growth.

Sincerely,

David J. Breazzano
President, Chief Investment Officer and Co-Portfolio Manager
DDJ Capital Management, LLC

The ICE BofA Merrill Lynch U.S. High Yield Index is maintained by ICE BofA Merrill Lynch and comprises U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. One cannot invest directly into an index.

BPS: Stands for basis points. A basis point is one one-hundredth of one percent (0.0001).

Coupon: The stated interest rate paid on a bond. Coupon payments for high yield bonds are typically made semi-annually.

Yield: The yield is the income return on an investment, such as interest or dividends received from holding a particular security.

Yield Premium: As referenced in this letter, refers to the yield of individual investments in the Fund, or the yield of the Fund in aggregate, being higher than the yield of the Fund’s benchmark.

2	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Shareholder Letter
March 31, 2021 (Unaudited)

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the Adviser only and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Fund nor the Adviser accepts any liability for losses either direct or consequential caused by the use of this information.

Credit ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All Fund securities except for those labeled “Not Rated” and “Other” have been rated by Moody’s, S&P or Fitch, which are each a Nationally Recognized Statistical Rating Organization (“NRSRO”). All Index securities except for those labeled “Not Rated” have been rated by Moody’s or S&P. Credit ratings are subject to change.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Past performance does not guarantee future results.

ALPS Distributors, Inc. is not affiliated with DDJ Capital Management, LLC, the investment adviser to the Fund.

Please consider the DDJ Opportunistic High Yield Fund’s investment objectives, risks, and charges and expenses carefully before investing. This and other important information is contained in the Fund’s prospectus, which can be obtained by calling 844-363-4898. Please read before investing.

Semi-Annual Report | March 31, 2021	3

DDJ Opportunistic High Yield Fund	Portfolio Update
March 31, 2021 (Unaudited)

Average Annual Total Returns (as of March 31, 2021)

	6 Month	1 Year	3 Year	5 Year	Since Inception*
DDJ Opportunistic High Yield Fund – Institutional Class	8.62%	25.90%	3.04%	6.74%	5.54%
DDJ Opportunistic High Yield Fund – Class I	8.63%**	25.93%	3.16%	6.78%	5.58%
DDJ Opportunistic High Yield Fund – Class II	8.55%	25.56%	2.74%	6.42%	5.23%
ICE BofA Merrill Lynch U.S. High Yield Index(a)	7.44%	23.31%	6.53%	7.94%	6.13%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 363-4898 or by visiting www.ddjfunds.com.

*	Fund’s inception date is July 16, 2015.
**	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.
(a)	The benchmark of the Fund is the ICE BofAML US High Yield Index, maintained by ICE BofA Merrill Lynch and comprised of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class, Class I and Class II shares (as reported in the January 28, 2021 Prospectus) are 1.24% and 0.79%, 1.42% and 0.89% and 1.71% and 1.14% respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2022.

Performance of $5,000,000 Initial Investment (as of March 31, 2021)

The graph shown above represents historical performance of a hypothetical investment of $5,000,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Portfolio Update
March 31, 2021 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Century Aluminum Co.	3.40%
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP	2.67%
Deliver Buyer, Inc.	2.50%
NFP Corp.	2.46%
Tenet Healthcare Corp.	2.22%
HUB International, Ltd.	2.22%
Ford Motor Co.	2.05%
Titan Acquisition, Ltd. / Titan Co.-Borrower LLC	1.98%
Auction.com LLC fka Ten-X LLC	1.89%
Envision Healthcare Corp.	1.86%
Top Ten Holdings	23.26%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

Portfolio Composition (as a % of Net Assets)*

Semi-Annual Report | March 31, 2021	5

DDJ Opportunistic High Yield Fund	Disclosure of Fund Expenses
March 31, 2021 (Unaudited)

Examples. As a shareholder of the DDJ Opportunistic High Yield Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2020 and held through March 31, 2021.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2020 - March 31, 2021” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expense Ratio(a)	Expense Paid During Period October 1, 2020 - March 31, 2021(b)
DDJ Opportunistic High Yield Fund
Institutional Class
Actual	$ 1,000.00	$ 1,086.20	0.79%	$ 4.11
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.99	0.79%	$ 3.98
Class I
Actual	$ 1,000.00	$ 1,087.60	0.79%	$ 4.11
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.99	0.79%	$ 3.98
Class II
Actual	$ 1,000.00	$ 1,085.50	1.14%	$ 5.93
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.25	1.14%	$ 5.74

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses after any applicable waivers and reimbursements.
(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

6	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Portfolio of Investments
March 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (0.98%)
Consumer, Non-cyclical (0.07%)
American Tire Distributors, Inc.(a)(b)(c)(d)(e)	2,940	$146,794

Materials (0.13%)
Real Alloy Holding, Inc.(a)(b)(c)(d)(e)	3	115,785
Specialty Steel Holdco, Inc.(a)(b)(c)(d)(e)	1	161,258
Total Materials		277,043

Mineral and Precious Stone Mining (0.06%)
Arctic Canadian Diamond Co LTD.(a)(b)(c)(d)(e)	541	117,938

Oil & Gas (0.23%)
Utex Industries, Inc.(a)(b)(c)(d)(e)	7,506	492,469

Technology (0.49%)
SkillSoft, Ltd., ADR(a)(b)(c)(d)(e)	5,242	1,030,787

TOTAL COMMON STOCKS
(Cost $1,360,024)		2,065,031

		Maturity	Principal	Value
	Rate	Date	Amount	(Note 2)
BANK LOANS (29.08%)
Basic Materials (1.21%)
Aruba Investments, Inc., Series Initial(f)	3M US L + 7.75%, 0.75% Floor	11/24/2028	$2,540,000	$2,567,521

Communications (3.27%)
Auction.com LLC fka Ten-X LLC(e)(f)	1M US L + 4.00%, 1.00% Floor	9/27/2024	4,140,790	3,988,947
Auction.com LLC fka Ten-X LLC, Series Senior Secured(a)(b)(f)	1M US L + 8.00%, 1.00% Floor	9/29/2025	180,000	180,000
Getty Images, Inc., Series Initial Dollar(f)	1M US L + 4.50%	2/19/2026	815,792	809,760
	1M US L + 5.00%, PIK 2.50%,
GTT Communications B.V., Series Initial(b)(f)(g)	1.00% Floor	12/28/2021	97,577	99,712
	1M US L + 5.00%, PIK 2.50%,
GTT Communications B.V., Series Delayed Draw(b)(f)(g)	1.00% Floor	6/29/2021	170,239	173,963
Intrado Corp., Series Initial B(f)	3M US L + 4.00%, 1.00% Floor	10/10/2024	1,705,604	1,654,905
Total Communications				6,907,287

Consumer Discretionary (2.57%)
18 Fremont Street Acquisition LLC(f)	3M US L + 8.00%, 1.50% Floor	8/9/2025	1,236,727	1,253,732
	Cash L + 7.50 + PIK 1.50%,
American Tire Distributors, Inc., Series Initial(b)(c)(f)(g)	1.00% Floor	9/2/2024	16,753	16,418
	Cash L + 6.00 + PIK 1.00%,
American Tire Distributors, Inc., Series Initial (DIP)(b)(c)(f)(g)	1.00% Floor	9/1/2023	25,705	25,391
CNT Holdings I Corp, Series Initial(a)(f)	3M US L + 6.75%, 0.75% Floor	11/6/2028	3,113,077	3,159,773
Zaxby's Operating Company LP, Series Initial(f)(h)	1M US L + 6.50%, 0.75% Floor	12/28/2028	970,000	985,763
Total Consumer Discretionary				5,441,077

Consumer, Cyclical (0.11%)
DexKo Global, Inc., Series B(f)	3M US L + 8.25%	7/24/2025	238,910	238,164

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	7

DDJ Opportunistic High Yield Fund	Portfolio of Investments
March 31, 2021 (Unaudited)

		Maturity	Principal	Value
	Rate	Date	Amount	(Note 2)
Consumer, Non-cyclical (12.84%)
Ankura Consulting Group LLC(a)(f)	1M US L + 8.00%, 0.75% Floor	3/12/2029	$650,000	$653,250
ATI Holdings Acquisition, Inc., Series Initial(f)	3M US L + 3.50%, 1.00% Floor	5/10/2023	1,024,817	1,026,098
Aveanna Healthcare LLC, Series Initial(f)	3M US L + 4.25%, 1.00% Floor	3/18/2024	3,308,969	3,302,069
Aveanna Healthcare LLC, Series Initial(f)	1M US L + 8.00%, 1.00% Floor	3/17/2025	3,740,000	3,744,694
Aveanna Healthcare LLC, Series Initial New(a)(f)	1M US L + 5.50%, 1.00% Floor	3/18/2024	482,316	482,919
Cano Health LLC, Series Initial(f)	3M US L + 4.75%, 0.75% Floor	11/23/2027	1,431,980	1,434,221
Cano Health LLC, Series Delayed Draw(f)	3M US L + 5.25%, 0.75% Floor	11/23/2027	522,076	522,893
Dentalcorp Health Services ULC, Series Initial(f)	1M US L + 7.50%, 1.00% Floor	6/8/2026	3,170,000	3,171,981
Infinite Bidco LLC, Series Initial(f)(h)	3M US L + 7.00%, 0.50% Floor	3/2/2029	1,240,000	1,247,750
IRI Holdings, Inc., Series Initial(f)	1M US L + 4.25%	12/1/2025	601,964	603,092
KUEHG Corp, Series Tranche B(f)	3M US L + 8.25%, 1.00% Floor	8/22/2025	780,000	753,675
KUEHG Corp, Series B-3(f)(h)	3M US L + 3.75%, 1.00% Floor	2/21/2025	3,676,798	3,604,291
Learning Care Group No. 2, Inc., Series Initial(f)(h)	3M US L + 3.25%, 1.00% Floor	3/13/2025	3,665,327	3,600,433
Learning Care Group No. 2, Inc., Series Initial(f)	3M US L + 7.50%, 1.00% Floor	3/13/2026	110,000	106,059
MH Sub I LLC, Series 2021 Replacement(f)	1M US L + 6.25%	2/23/2029	1,940,000	1,954,550
Option Care Health, Inc., Series B(f)	1M US L + 3.75%	8/6/2026	927,652	925,189
Total Consumer, Non-cyclical				27,133,164

eCommerce (0.44%)
CommerceHub, Inc., Series Initial(f)	1M US L + 7.00%, 0.75% Floor	12/29/2028	910,000	932,750

Energy (0.51%)
Encino Acquisition Partners Holdings LLC, Series Initial(f)	1M US L + 6.75%, 1.00% Floor	10/29/2025	1,150,000	1,074,767

Financials (3.57%)
Arctic Canadian Diamond Corp, 1L TL(a)(b)(e)	3M US L + 5.00%, 1.00% Floor	12/31/2027	39,429	39,429
Arctic Canadian Diamond Corp, 2L TL(a)(b)(e)	Cash 5.00% + PIK 12.50%	12/31/2027	460,000	460,000
Asurion LLC, Series New B-8(f)(h)	1M US L + 3.25%	12/23/2026	339,825	338,097
Asurion LLC, Series New B-9(f)	1M US L + 3.25%	7/31/2027	1,050,000	1,043,763
Asurion LLC, Series New B-3(f)	1M US L + 5.25%	1/31/2028	2,950,000	3,008,631
Masergy Holdings, Inc., Series Initial(f)(h)	3M US L + 7.50%, 1.00% Floor	12/16/2024	2,584,107	2,577,646
Zest Acquisition Corp., Series Initial(f)	3M US L + 7.50%, 1.00% Floor	3/13/2026	90,000	88,200
Total Financials				7,555,766

Industrials (4.27%)
Brand Energy & Infrastructure Services, Inc., Series Initial(f)	3M US L + 4.25%, 1.00% Floor	6/21/2024	2,804,697	2,767,198
Deliver Buyer, Inc., Series Senior Secured(a)(f)	3M US L + 5.00%, 1.00% Floor	5/1/2024	4,209,892	4,217,786
Deliver Buyer, Inc., Series Amendment No. 5(f)	3M US L + 6.25%, 1.00% Floor	5/1/2024	1,067,318	1,075,990
Engineered Machinery Holdings, Inc., Series Initial(f)	3M US L + 7.25%, 1.00% Floor	7/18/2025	955,812	962,235
Total Industrials				9,023,209

Oil & Gas (0.02%)
	1M US L + 3.75% + PIK 5.75%,
Utex Industries, Inc., Series Second Out(b)(f)(g)	1.50% Floor	12/3/2025	45,236	44,218

Technology (0.27%)
Software Luxembourg Acquisition S.a r.l., Series Second Out(f)	3M US L + 7.50%, 1.00% Floor	4/27/2025	559,741	559,506

TOTAL BANK LOANS
(Cost $59,906,252)				61,477,429

See Notes to Financial Statements.

8	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Portfolio of Investments
March 31, 2021 (Unaudited)

		Maturity	Principal	Value
	Rate	Date	Amount	(Note 2)

HIGH YIELD BONDS AND NOTES (65.57%)
Basic Materials (11.58%)
Allegheny Technologies, Inc.	7.875%	8/15/2023	$1,920,000	$2,087,626
Allegheny Technologies, Inc.	5.875%	12/1/2027	460,000	476,962
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP(i)	8.750%	7/15/2026	5,330,000	5,648,814
Big River Steel LLC / BRS Finance Corp.(i)	6.625%	1/31/2029	2,920,000	3,185,934
Century Aluminum Co.(g)(i)	Cash 10.00% + PIK 2.00%	7/1/2025	5,230,000	5,635,325
Century Aluminum Co., Series AI(g)	Cash 10.00% + PIK 2.00%	7/1/2025	1,440,000	1,551,600
Cleveland-Cliffs, Inc.(i)	6.750%	3/15/2026	2,040,000	2,221,050
Joseph T Ryerson & Son, Inc.(i)	8.500%	8/1/2028	3,281,000	3,680,872
Northwest Acquisitions ULC / Dominion Finco, Inc.(b)(i)(j)	7.125%	11/1/2022	1,650,000	495
Total Basic Materials				24,488,678

Communications (6.59%)
Clear Channel Outdoor Holdings, Inc.(i)	7.750%	4/15/2028	1,560,000	1,545,765
Connect Finco SARL / Connect US Finco LLC(i)	6.750%	10/1/2026	3,560,000	3,795,992
GTT Communications, Inc.(b)(i)	7.875%	12/31/2024	1,970,000	332,437
Intrado Corp.(i)	8.500%	10/15/2025	2,770,000	2,813,281
Nexstar Broadcasting, Inc.(i)	5.625%	7/15/2027	340,000	356,893
Scripps Escrow II, Inc.(i)	5.375%	1/15/2031	680,000	676,175
Scripps Escrow, Inc.(i)	5.875%	7/15/2027	1,460,000	1,512,925
Viasat, Inc.(i)	5.625%	9/15/2025	1,450,000	1,475,680
Viasat, Inc.(i)	6.500%	7/15/2028	1,340,000	1,413,171
Total Communications				13,922,319

Consumer, Cyclical (9.92%)
Carlson Travel, Inc.(i)	6.750%	12/15/2025	2,480,000	2,281,600
Carlson Travel, Inc.(g)(i)	Cash 9.50% + PIK 2.00%	12/15/2026	1,524,594	1,166,314
Ford Motor Co.	7.450%	7/16/2031	1,820,000	2,298,123
Ford Motor Co.	9.000%	4/22/2025	710,000	860,804
Ford Motor Co.	9.625%	4/22/2030	3,100,000	4,331,150
Lions Gate Capital Holdings LLC(h)(i)	5.500%	4/15/2029	1,780,000	1,784,646
Real Hero Merger Sub 2, Inc.(i)	6.250%	2/1/2029	2,000,000	2,067,500
Specialty Building Products Holdings LLC / SBP Finance Corp.(i)	6.375%	9/30/2026	1,620,000	1,674,675
Sportsnet(a)(b)(c)(e)	10.250%	1/15/2025	100,000	103,000
SRS Distribution, Inc.(i)	8.250%	7/1/2026	1,950,000	2,049,938
White Cap Buyer LLC(h)(i)	6.875%	10/15/2028	2,204,000	2,344,097
Total Consumer, Cyclical				20,961,847

Consumer, Non-cyclical (11.14%)
Charles River Laboratories International, Inc.(i)	4.000%	3/15/2031	360,000	366,408
Cimpress PLC(i)	7.000%	6/15/2026	1,860,000	1,970,224
Envision Healthcare Corp.(i)	8.750%	10/15/2026	5,300,000	3,940,868
High Ridge Brands Escrow(a)(b)(c)(e)		3/15/2025	125,000	1,525
Jaguar Holding Co. II / PPD Development LP(i)	5.000%	6/15/2028	3,280,000	3,420,220
One Call Corp., Series Ai(a)(b)(e)(g)	Cash 7.50% + PIK 11.00%	7/1/2024	598,124	598,124
Simmons Foods, Inc./Simmons Prepared Foods Inc/Simmons Pet
Food Inc/Simmons Feed(i)	4.625%	3/1/2029	630,000	636,313
Surgery Center Holdings, Inc.(i)	6.750%	7/1/2025	915,000	938,172
Surgery Center Holdings, Inc.(i)	10.000%	4/15/2027	3,530,000	3,898,444
Team Health Holdings, Inc.(i)	6.375%	2/1/2025	3,475,000	3,079,475
Tenet Healthcare Corp.(i)	5.125%	11/1/2027	4,480,000	4,695,936
Total Consumer, Non-cyclical				23,545,709

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	9

DDJ Opportunistic High Yield Fund	Portfolio of Investments
March 31, 2021 (Unaudited)

		Maturity	Principal	Value
	Rate	Date	Amount	(Note 2)
Energy (5.82%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375%	9/15/2024	$1,560,000	$1,576,575
Energy Ventures Gom LLC / EnVen Finance Corp.(i)	11.000%	2/15/2023	1,725,000	1,692,656
Harvest Midstream I LP(i)	7.500%	9/1/2028	2,250,000	2,423,700
Occidental Petroleum Corp.	3.400%	4/15/2026	410,000	398,623
Occidental Petroleum Corp.	6.450%	9/15/2036	1,850,000	2,044,731
Occidental Petroleum Corp.	8.875%	7/15/2030	1,630,000	2,057,875
Teine Energy, Ltd.(h)(i)	6.875%	4/15/2029	1,360,000	1,379,856
Transocean, Inc.(i)	7.500%	1/15/2026	1,130,000	720,375
Total Energy				12,294,391

Financials (6.70%)
AssuredPartners, Inc.(i)	7.000%	8/15/2025	2,540,000	2,633,256
GTCR AP Finance, Inc.(i)	8.000%	5/15/2027	1,530,000	1,646,662
HUB International, Ltd.(i)	7.000%	5/1/2026	4,510,000	4,687,762
NFP Corp.(i)	6.875%	8/15/2028	5,010,000	5,204,138
Total Financials				14,171,818

Industrials (12.38%)
Apex Tool Group LLC / BC Mountain Finance, Inc.(i)	9.000%	2/15/2023	470,000	471,763
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC(i)	3.250%	9/1/2028	1,910,000	1,890,174
Intelligent Packaging, Ltd. Finco, Inc. / Intelligent Packaging Ltd
Co.-Issuer LLC(i)	6.000%	9/15/2028	2,050,000	2,120,469
JPW Industries Holding Corp.(i)	9.000%	10/1/2024	780,000	787,800
LABL Escrow Issuer LLC(i)	10.500%	7/15/2027	2,000,000	2,230,950
LABL Escrow Issuer LLC(i)	6.750%	7/15/2026	1,530,000	1,641,881
Material Sciences Corp.(a)(b)(c)(e)(f)(g)	L + 8.25 or PIK 2.00%	1/9/2024	78,672	78,672
Plastipak Holdings, Inc.(i)	6.250%	10/15/2025	3,590,000	3,699,944
Titan Acquisition, Ltd. / Titan Co.-Borrower LLC(i)	7.750%	4/15/2026	4,021,000	4,186,665
TransDigm, Inc.	6.375%	6/15/2026	3,160,000	3,272,575
Trident TPI Holdings, Inc.(i)	6.625%	11/1/2025	2,340,000	2,389,479
Trident TPI Holdings, Inc.(i)	9.250%	8/1/2024	3,180,000	3,394,650
Total Industrials				26,165,022

Materials (0.16%)
Real Alloy Holding, Inc.(a)(b)(c)(e)(f)(g)	L + 10.00% or PIK L+12.00%, 1.00% Floor	11/28/2023	126,414	126,414
Specialty Steel Holdco, Inc.(a)(b)(c)(e)(f)(g)	11.922% or PIK L+11.00%, 1.00% Floor%	11/15/2022	210,000	210,000
Total Materials				336,414

Technology (1.28%)
Playtika Holding Corp.(i)	4.250%	3/15/2029	1,040,000	1,026,558
Presidio Holdings, Inc.(i)	8.250%	2/1/2028	1,540,000	1,679,562
Total Technology				2,706,120

TOTAL HIGH YIELD BONDS AND NOTES
(Cost $135,716,439)				138,592,318

See Notes to Financial Statements.

10	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Portfolio of Investments
March 31, 2021 (Unaudited)

		Maturity	Principal	Value
	Rate	Date	Amount	(Note 2)

WARRANTS (0.00%)
Oil & Gas (0.00%)
Utex Industries Holdings, LLC(b)(c)(e)			$1,150	$–

TOTAL WARRANTS
(Cost $–)				–

TOTAL INVESTMENTS (95.63%)
(Cost $196,982,715)				$202,134,778

OTHER ASSETS IN EXCESS OF LIABILITIES (4.37%)				9,239,277

NET ASSETS (100.00%)				$211,374,055

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(b)	Security deemed to be illiquid under the procedures approved by the Fund’s Board of Trustees. As of March 31, 2021, the fair value of illiquid securities in the aggregate was $4,554,830, representing 2.15% of the Fund’s net assets.
(c)	Security deemed to be restricted as of March 31, 2021. As of March 31, 2021, the fair value of restricted securities in the aggregate was $2,626,451, representing 1.24% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2 and 8.
(d)	Non-income producing security.
(e)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(f)	Floating or variable rate security. The reference rate is described below. The rate in effect as of March 31, 2021 is based on the reference rate plus the displayed spread as of the securities last reset date.
(g)	Payment in-kind.
(h)	All or a portion of this position has not settled as of March 31, 2021. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.
(i)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021 the fair value of securities restricted under Rule 144A in the aggregate was $116,517,939, representing 55.12% of net assets. These securities have been determined to be liquid pursuant to procedures adopted by the Board unless indicated as illiquid as denoted in footnote (b).
(j)	Security is currently in default.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

PIK - Payment in-kind

Reference Rates:

1M US L - 1 Month LIBOR as of March 31, 2021 was 0.11%

3M US L - 3 Month LIBOR as of March 31, 2021 was 0.19%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund's management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (Unaudited)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	11

DDJ Opportunistic High Yield Fund	Statement of Assets and Liabilities
March 31, 2021 (Unaudited)

ASSETS:
Investments, at value (Cost $196,982,715)	$202,134,778
Cash and cash equivalents	15,965,051
Receivable for investments sold	478,100
Receivable for shares sold	13,770
Interest receivable	2,972,664
Prepaid expenses	19,003
Total Assets	221,583,366

LIABILITIES:
Payable for administration and transfer agent fees	24,675
Payable for investments purchased	10,076,698
Payable to adviser	84,455
Payable for shareholder services
Class I	506
Class II	139
Payable for distribution fees
Class II	571
Payable for printing fees	757
Payable for professional fees	13,683
Payable for trustees' fees and expenses	166
Payable to Chief Compliance Officer fees	2,920
Accrued expenses and other liabilities	4,741
Total Liabilities	10,209,311
NET ASSETS	$211,374,055

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$208,299,943
Total distributable earnings/(deficit)	3,074,112
NET ASSETS	$211,374,055

PRICING OF SHARES
Institutional Class :
Net Asset Value, offering and redemption price per share	$8.53
Net Assets	$207,987,270
Shares of beneficial interest outstanding	24,369,951
Class I :
Net Asset Value, offering and redemption price per share	$8.53
Net Assets	$703,296
Shares of beneficial interest outstanding	82,481
Class II :
Net Asset Value, offering and redemption price per share	$8.56
Net Assets	$2,683,489
Shares of beneficial interest outstanding	313,613

Commitments and Contingencies (Note 8)

See Notes to Financial Statements.

12	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Statement of Operations
For the Six Months Ended March 31, 2021 (Unaudited)

INVESTMENT INCOME:
Interest	$6,464,127
Total Investment Income	6,464,127

EXPENSES:
Investment advisory fees (Note 6)	606,969
Administration fees	109,383
Shareholder service fees
Class II	1,291
Distribution fees
Class II	3,229
Custody fees	16,734
Legal fees	11,260
Audit and tax fees	10,347
Transfer agent fees	25,786
Trustees' fees and expenses	6,938
Registration and filing fees	29,779
Printing fees	2,454
Chief Compliance Officer fees	16,478
Insurance fees	1,260
Other expenses	4,860
Total Expenses	846,768
Less fees waived/reimbursed by investment adviser (Note 6) Institutional Class	(152,710)
Class I	(617)
Class II	(2,307)
Net Expenses	691,134
NET INVESTMENT INCOME	5,772,993

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	1,162,112
Net realized gain	1,162,112
Change in unrealized appreciation/(depreciation) on:
Investments	6,924,566
Net change	6,924,566
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,086,678
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,859,671

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	13

DDJ Opportunistic High Yield Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
OPERATIONS:
Net investment income	$5,772,993	$5,438,160
Net realized gain/(loss) on investments	1,162,112	(2,684,880)
Net change in unrealized appreciation/(depreciation) on investments	6,924,566	(596,920)
Net increase in net assets resulting from operations	13,859,671	2,156,360

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(5,360,370)	(5,217,396)
Class I	(21,533)	(49,269)
Class II	(75,521)	(293,725)
Total distributions	(5,457,424)	(5,560,390)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	61,013,491	116,461,794
Dividends reinvested	5,202,113	4,782,105
Shares redeemed	(2,265,456)	(2,933,446)
Net increase from beneficial share transactions	63,950,148	118,310,453
Class I
Shares sold	–	–
Dividends reinvested	–	–
Shares redeemed	–	–
Class II
Shares sold	377,823	2,613,469
Dividends reinvested	56,904	209,621
Shares redeemed	(460,932)	(6,235,789)
Redemption fees	3	1,202
Net decrease from beneficial share transactions	(26,202)	(3,411,497)
Net increase in net assets	72,326,193	111,494,926

NET ASSETS:
Beginning of period	139,047,862	27,552,936
End of period	$211,374,055	$139,047,862

See Notes to Financial Statements.

14	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Financial Highlights
Institutional Class	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$8.10		$8.72	$9.53	$10.04	$9.84	$9.76

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.28		0.60 (b)	0.83	0.84	0.87	0.72
Net realized and unrealized gain/(loss) on investments	0.41		(0.63)	(0.82)	(0.43)	0.33	0.06
Total from investment operations	0.69		(0.03)	0.01	0.41	1.20	0.78

LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.59)	(0.82)	(0.82)	(0.89)	(0.70)
From net realized gains on investments	–		–	–	(0.10)	(0.11)	–
Total Distributions	(0.26)		(0.59)	(0.82)	(0.92)	(1.00)	(0.70)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.43		(0.62)	(0.81)	(0.51)	0.20	0.08
NET ASSET VALUE, END OF PERIOD	$8.53		$8.10	$8.72	$9.53	$10.04	$9.84

TOTAL RETURN(c)	8.62%		(0.03%)	0.12%	4.26%	12.73%	8.41%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$207,987		$135,801	$20,367	$8,801	$7,101	$7,916

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.97	%(d)	1.24%	3.01%	3.81%	4.61%	5.19%
Operating expenses including reimbursement/waiver	0.79	%(d)	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income including reimbursement/waiver	6.65	%(d)	7.36%	9.14%	8.56%	8.67%	7.55%

PORTFOLIO TURNOVER RATE(e)	51%		66%	43%	147%	86%	72%

(a)	Calculated using the average shares method.
(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	15

DDJ Opportunistic High Yield Fund	Financial Highlights
Class I	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020		For the Year Ended September 30, 2019		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$8.09		$8.72		$9.54		$10.04		$9.84		$9.76

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.28		0.61	(b)	0.84		0.81		0.86		0.73
Net realized and unrealized gain/(loss) on investments	0.42		(0.64)		(0.83)		(0.39)		0.33		0.05
Total from investment operations	0.70		(0.03)		0.01		0.42		1.19		0.78

LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.60)		(0.83)		(0.82)		(0.88)		(0.70)
From net realized gains on investments	–		–		–		(0.10)		(0.11)		–
Total Distributions	(0.26)		(0.60)		(0.83)		(0.92)		(0.99)		(0.70)
REDEMPTION FEES ADDED TO PAID-IN-CAPITAL (Note 5)	–		–		–		0.00	(c)	–		–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.44		(0.63)		(0.82)		(0.50)		0.20		0.08
NET ASSET VALUE, END OF PERIOD	$8.53		$8.09		$8.72		$9.54		$10.04		$9.84

TOTAL RETURN(d)	8.76%		(0.11%)		0.16%		4.42%		12.63%		8.43%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$703		$668		$719		$723		$732		$650

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.97	%(e)	1.32%		2.98%		3.04%		4.63%		5.10%
Operating expenses including reimbursement/waiver	0.79	%(e)	0.79	%(f)	0.79	%(f)	0.79	%(f)	0.80	%(f)	0.89%
Net investment income including reimbursement/waiver	6.66	%(e)	7.44%		9.20%		8.29%		8.66%		7.55%

PORTFOLIO TURNOVER RATE(g)	51%		66%		43%		147%		86%		72%

(a)	Calculated using the average shares method.
(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	According to the Fund's shareholder services plan with respect to the Fund's Class I shares, any amount of such payment not paid during the Fund's fiscal year for such services activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year. Fees were reimbursed to the Fund during the periods ended September 30, 2019 and September 30, 2018 and September 30, 2017, in the amounts of 0.10%, 0.10% and 0.09% of average net assets of Class I shares.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

16	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Financial Highlights
Class II	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020		For the Year Ended September 30, 2019		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$8.12		$8.75		$9.55		$10.04		$9.83		$9.76

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.26		0.59	(b)	0.80		0.79		0.84		0.68
Net realized and unrealized gain/(loss) on investments	0.43		(0.65)		(0.82)		(0.41)		0.32		0.06
Total from investment operations	0.69		(0.06)		(0.02)		0.38		1.16		0.74

LESS DISTRIBUTIONS:
From net investment income	(0.25)		(0.57)		(0.79)		(0.77)		(0.84)		(0.67)
From net realized gains on investments	–		–		–		(0.10)		(0.11)		–
Total Distributions	(0.25)		(0.57)		(0.79)		(0.87)		(0.95)		(0.67)

REDEMPTION FEES ADDED TO PAID-IN-CAPITAL (Note 5)	0.00	(c)	0.00	(c)	0.01		0.00	(c)	–		–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.44		(0.63)		(0.80)		(0.49)		0.21		0.07
NET ASSET VALUE, END OF PERIOD	$8.56		$8.12		$8.75		$9.55		$10.04		$9.83

TOTAL RETURN(d)	8.55%		(0.46%)		(0.12%)		3.97%		12.38%		8.06%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$2,683		$2,579		$6,467		$1,292		$201		$106

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	1.32	%(e)	1.71%		3.20%		3.83%		4.86%		6.18%
Operating expenses including reimbursement/waiver	1.14	%(e)	1.14	%(f)	1.14	%(f)	1.08	%(f)	1.05	%(f)	1.14%
Net investment income including reimbursement/waiver	6.30	%(e)	6.98%		8.74%		8.16%		8.41%		7.15%

PORTFOLIO TURNOVER RATE(g)	51%		66%		43%		147%		86%		72%

(a)	Calculated using the average shares method.
(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	According to the Fund's shareholder services plan with respect to the Fund's Class II shares, any amount of such payment not paid during the Fund's fiscal year for such services activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year. Fees were reimbursed to the Fund during the periods ended March 31, 2021, September 30, 2020, September 30, 2019, September 30, 2018 and September 30, 2017, in the amounts of 0.00%, 0.00%, 0.00%, 0.06% and 0.09% of average net assets of Class II shares.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	17

DDJ Opportunistic High Yield Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the DDJ Opportunistic High Yield Fund (the “Fund”). The Fund is diversified, and its primary investment objective is overall total return consisting of a high level of current income together with long-term capital appreciation. The Fund currently offers Class I shares, Class II shares and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable or otherwise not representative of market conditions at the time of the valuation determination, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. High yield bonds and notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more third party pricing services or dealers.

Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

18	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

DDJ Opportunistic High Yield Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer, Non-cyclical	$–	$–	$146,794	$146,794
Materials	–	–	277,043	277,043
Mineral and Precious Stone Mining	–	–	117,938	117,938
Oil & Gas	–	–	492,469	492,469
Technology	–	–	1,030,787	1,030,787
Bank Loans
Basic Materials	–	2,567,521	–	2,567,521
Communications	–	6,727,287	180,000	6,907,287
Consumer Discretionary	–	2,281,304	3,159,773	5,441,077
Consumer, Cyclical	–	238,164	–	238,164
Consumer, Non-cyclical	–	25,996,995	1,136,169	27,133,164
eCommerce	–	932,750	–	932,750
Energy	–	1,074,767	–	1,074,767
Financials	–	7,056,337	499,429	7,555,766
Industrials	–	4,805,423	4,217,786	9,023,209
Oil & Gas	–	44,218	–	44,218
Technology	–	559,506	–	559,506
High Yield Bonds and Notes
Basic Materials	–	24,488,678	–	24,488,678
Communications	–	13,922,319	–	13,922,319
Consumer, Cyclical	–	20,858,847	103,000	20,961,847
Consumer, Non-cyclical	–	22,946,060	599,649	23,545,709
Energy	–	12,294,391	–	12,294,391
Financials	–	14,171,818	–	14,171,818
Industrials	–	26,086,350	78,672	26,165,022
Materials	–	–	336,414	336,414
Technology	–	2,706,120	–	2,706,120
Warrants	–	–	–	–
Total	$–	$189,758,855	$12,375,923	$202,134,778

Semi-Annual Report | March 31, 2021	19

DDJ Opportunistic High Yield Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

DDJ Opportunistic High Yield Fund	Common Stocks	Bank Loans	High Yield Bonds And Notes	Warrants	Total
Balance as of September 30, 2020	$1,032,402	$1,337,662	$550,503	$–	$2,920,567
Accrued discount/ premium	–	(17,320)	(2,195)	–	(19,515)
Realized Gain/(Loss)	–	(387,063)	(107,850)	–	(494,913)
Change in Unrealized Appreciation/(Depreciation)	664,234	458,959	112,641	–	1,235,834
Purchases	368,395	4,300,025	–	–	4,668,420
Sales Proceeds	–	(313,941)	(33,488)	–	(347,429)
Transfer into Level 3(a)	–	4,700,705	598,124	–	5,298,829
Transfer out of Level 3(b)	–	(885,870)	–	–	(885,870)
Balance as of March 31, 2021	$2,065,031	$9,193,157	$1,117,735	$–	$12,375,923
Net change in unrealized appreciation/(depreciation) included in the Statement of Operations attributable to Level 3 investments held at March 31, 2021	$664,235	$67,246	$50,681	$–	$782,162

(a)	Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
(b)	Transferred from Level 3 to Level 2 because observable market data became available for the securities.

Information about Level 3 measurements as of March 31, 2021:

Asset Class	Market Value	Valuation Technique	Unobservable Input(s)(a)	Value/Range
Common Stock	$1,034,244	Discounted Cash Flow, Market Analysis	Discount Rate, Terminal Value Multiple EBITDA Multiple	9.3% -17.9%/0.0x -8.50x 4.08x -12.30x
Common Stock	$1,030,787	Favored sale transaction analysis	Discount rate	7.29%
			Per share value (discounted)	$196.64
Bank Loans	$9,013,157	Third-Party Vendor Pricing Service	Vendor Quotes	N/A
Bank Loans	$180,000	Yield Analysis	Yield to Worst	9.00%
High Yield Bonds and Notes	$1,116,210	Yield Analysis	Yield to Worst	8.75%-11.0%
High Yield Bonds and Notes	$1,525	Litigation Trust Settlement Proceeds	Discount Rate	7.29%
			Expected Recovery Rate	$1.22 per $100 principal amount of now cancelled Unsecured Notes
Warrants	–	Intrinsic Value	Strike price per share	$72.17
			Per share value (fully diluted)	$0.00

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Yield to Worst	Increase	Decrease
Vendor Quotes	Increase	Decrease
Discount Rate	Decrease	Increase
EBITDA Multiple	Increase	Decrease
Terminal Value Multiple	Increase	Decrease
Expected Recovery Rate	Increase	Decrease
Strike price per share	Increase	Decrease

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

20	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six month period ended March 31, 2021, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2021, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Fund normally pays dividends, if any, monthly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Loan Assignments: The Fund acquires loans via loan assignments. The Fund considers loans acquired via assignment to be investments in debt instruments. When the Fund purchases loans from lenders via assignment, the Fund will acquire direct rights against the borrower on the loan except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Loans and debt instruments are subject to credit risk. Credit risk relates to the ability of the borrower under such fixed income instruments to make interest and principal payments as they become due.

As of March 31, 2021, the Fund held $61,477,429, or 29.08% of the Fund’s net assets, in loans acquired via assignment.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments, and as a result the Fund’s share price, may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high yield securities in particular may be less liquid than higher quality fixed income securities, and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Interest Rate Risk: On July 27, 2017, the head of the U.K.'s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. The administrator of LIBOR announced an intention to delay the phase out of a majority of the U.S. dollar LIBOR publications until mid-2023, with the remainder of LIBOR publications to end at the end of 2021. At this time, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates, and the eventual use of an alternative reference rate may adversely affect the Fund's performance. In addition, the usefulness of LIBOR may deteriorate in the period leading up to its discontinuation, which could adversely affect the liquidity or market value of securities that use LIBOR.

Semi-Annual Report | March 31, 2021	21

DDJ Opportunistic High Yield Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

COVID-19 Risk: The outbreak of the respiratory disease caused by a novel coronavirus was first detected in December 2019 and has now spread worldwide. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the overall market, including the U.S. high yield market, in a material adverse manner. The impact of the outbreak may last for an extended period of time. DDJ Capital Management, LLC (“DDJ” or the “Adviser”) will continue to monitor market conditions as information is available as well as evaluate the potential impacts, if any, on the value of the Fund’s investments.

Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

The below securities are restricted from resale as of March 31, 2021:

	Security Type	Acquisition Date	Amortized Cost	Fair Value
American Tire Distributors, Inc.	Common Stocks	12/21/2018	$62,534	$146,794
American Tire Distributors, Inc., Series Initial	Bank Loans	12/21/2018	14,740	16,418
American Tire Distributors, Inc., Series Initial (DIP)	Bank Loans	12/21/2018	25,705	25,391
Arctic Canadian Diamond Co., Ltd.	Common Stocks	2/4/2021	–	117,938
High Ridge Brands Co.	High Yield Bonds and Notes	12/21/2020	–	1,525
Material Sciences Corp.	High Yield Bonds and Notes	7/9/2018 - 6/30/2020	78,672	78,672
Real Alloy Holding, Inc.	Common Stocks	5/31/2018	103,329	115,785
Real Alloy Holding, Inc.	High Yield Bonds and Notes	5/31/2018 - 7/7/2020	126,414	126,414
Skillsoft	Common Stocks	8/27/2020	691,892	1,030,787
Specialty Steel Holdco Inc.	Common Stocks	11/15/2017	133,875	161,258
Specialty Steel Holdco, Inc.	High Yield Bonds and Notes	11/15/2017	210,000	210,000
Sportsnet	High Yield Bonds and Notes	12/27/2017	99,060	103,000
Utex Industries, Inc.	Common Stocks	12/3/2020	368,394	492,469
Utex Industries, Inc. Warrant	Warrant	12/3/2020	–	–
				$2,626,451

Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Fund, have been identified in the Portfolio of Investments.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

The tax character of distributions paid by the Fund for the fiscal years ended September 30 were as follows:

Distributions Paid From:	2020
Ordinary Income	$5,560,390
Total	$5,560,390

22	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2021, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

Gross unrealized appreciation (excess of value over tax cost)	$8,459,585
Gross unrealized depreciation (excess of tax cost over value)	(3,308,307)
Net unrealized appreciation	5,151,278
Cost of investments for income tax purposes	$196,983,500

Temporary differences are attributed to wash sales, difference in premium amortization, and defaulted interest on debt securities.

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2021, were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$140,029,999	$86,184,043

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors has the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 1.00% short-term redemption fee deducted from the redemption amount. For the six months ended March 31, 2021, the redemption fees charged by the Fund, if any, are presented in the Statements of Changes in Net Assets.

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Institutional Class
Shares sold	7,259,847	14,176,243
Dividends reinvested	618,331	597,979
Shares redeemed	(269,285)	(347,623)
Net increase in shares outstanding	7,608,893	14,426,599
Class I
Shares sold	–	–
Dividends reinvested	–	–
Shares redeemed	–	–
Net increase in shares outstanding	–	–
Class II
Shares sold	44,674	309,218
Dividends reinvested	6,751	25,409
Shares redeemed	(55,289)	(756,482)
Net decrease in shares outstanding	(3,864)	(421,855)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. As of March 31, 2021, the Fund did not have any shareholder or account that exceeded the 25% ownership threshold for disclosure.

Semi-Annual Report | March 31, 2021	23

DDJ Opportunistic High Yield Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 0.70% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The Board may extend the Advisory Agreement for additional one-year terms. The Board and the shareholders of the Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ written notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Servicing expenses, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 0.79% of the Fund’s average daily net assets of each of the Institutional Class, Class I and Class II shares. The Fee Waiver Agreement is in effect through January 31, 2022, and will thereafter continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by the Board and the Adviser does not provide at least 30 days written notice of non-continuance prior to the end of the then effective term. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement only to the extent that the Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis. The Adviser may not discontinue this waiver without the approval by the Trust's Board. Fees waived or reimbursed for the period ended March 31, 2021 are disclosed in the Statement of Operations.

As of March 31, 2021, the balance of recoupable expenses was as follows:

	Expiring in 2021	Expiring in 2022	Expiring in 2023	Expiring in 2024
Institutional Class	$111,612	$221,366	$312,139	$152,710
Class I	34,638	17,790	3,572	617
Class II	15,447	109,325	25,503	2,307

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2021, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Class II shares. The Plan allows the Fund to use Class II assets to pay fees in connection with the distribution and marketing of Class II shares and/or the provision of shareholder services to Class II shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class II shares of the Fund, if any, as their funding medium and for related expenses. The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Class II shares. Because these fees are paid out of the Fund’s Class II assets, if any, on an ongoing basis, over time they will increase the cost of an investment in the Class II shares, if any, and Class II Plan fees may cost an investor more than other types of sales charges. Plan fees are shown as distribution fees on the Statement of Operations.

24	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

The Fund has adopted a shareholder services plan (“Shareholder Services Plan”) with respect to the Fund’s Class I and Class II shares. Under the Shareholder Services Plan, the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net assets of the Class I shares and Class II shares, respectively, attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Shareholder Services Plan fees are included with shareholder service fees on the Statement of Operations. The Fund's Class I and Class II Shareholder Services Plan fees are currently accruing at 0.00% and 0.10% of the average daily net asset value of each share class, respectively, on an annual basis.

7. TRUSTEES

As of March 31, 2021, there were three Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $13,500, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,250 and the Independent Chair receives a quarterly retainer of $3,250. The Independent Trustees and interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6, the Fund pays ALPS an annual fee for compliance services.

8. COMMITMENTS AND CONTINGENCIES

The Fund may make commitments pursuant to bridge loan facilities. Such commitments typically remain off balance sheet as it is more likely than not, based on the good faith judgement of the Adviser, that such bridge facilities will not ever fund. As of March 31, 2021, the Fund had no outstanding bridge facility commitments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

10. RECENT ACCOUNTING PRONOUNCEMENT

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments provide optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The standard is effective upon issuance and can be applied through December 31, 2022. Management is currently evaluating the impact of the optional guidance on the Fund’s financial statements and disclosures.

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

At a Special Meeting of Shareholders of the ALPS Series Trust, held on April 12, 2021, shareholders of record as of the close of business on March 1, 2021 voted to approve the election of Ward D. Armstrong and Bradley J. Swenson to serve on the Board of Trustees until their resignation, retirement, death or removal or until their respective successors are duly elected and qualified.

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

Semi-Annual Report | March 31, 2021	25

DDJ Opportunistic High Yield Fund	Additional Information
March 31, 2021 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at 1-844-363-4898 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll-free) at 1-844-363-4898 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund’s portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are also available upon request, without charge, by calling (toll-free) 1-781-283-8500 or by writing to DDJ Capital Management, LLC at Stony Brook Office Park, 130 Turner Street Building 3, Suite 600, Waltham, Massachusetts 02453.

26	www.ddjcap.com

Intentionally Left Blank

Semi-Annual Report 2021

As of March 31, 2021

Hillman Value Fund

No Load Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Hillman Value Fund (“Fund”). The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

Shareholder Letter	1
Portfolio Update	3
Disclosure of Fund Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	17
Additional Information	28
Disclosure Regarding Approval of Fund Advisory Agreement	29

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.hcmfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.hcmfunds.com.

You may elect to receive all future shareholder reports in paper format free of charge by contacting your financial intermediary or, if you invest directly with the Fund, by calling (855) 400 5944.

Hillman Value Fund	Shareholder Letter
March 31, 2021 (Unaudited)

Dear Hillman Value Fund Shareholder,

We are pleased to provide the semi-annual report for the Hillman Value Fund for the six months ended March 31, 2021.

We have enclosed the attached performance summary to remind our shareholders of Hillman Capital Management’s approach and to share some perspective on current economic conditions.

On behalf of the team at Hillman Capital Management, I thank you for your ongoing confidence. It is our pleasure to announce the completion of the Fund’s reorganization into the ALPS Series Trust, and we hope that we may continue to serve you throughout the years to come.

Sincerely,

Mark A. Hillman
CEO and Chief Investment Officer
Hillman Capital Management, Inc.

Performance Summary

For the six months ended March 31, 2021, the Hillman Value Fund returned 35.68% versus a return of 29.34% for the Russell 1000 Value Total Return Index, the Fund's benchmark. We believe that strict adherence to our fundamentally sound valuation discipline, coupled with investment in enterprises which we believe possess sustainable competitive advantages, helped to support performance in a volatile market.

The Fund benefitted from strong performance in the Industrials, Financials, Energy and Consumer Discretionary Sectors. The Communication Services, Materials, and Consumer Staples Sectors contributed least to performance, despite posting gains. The premiums generated from option writing nominally benefitted performance.

During the period, U.S. equity investors took heart from the rollout of COVID-19 vaccinations, congressional passage of a $1.9 trillion emergency spending package and anticipation of the creation of a large public sector infrastructure spending program. With forward looking economic optimism pervading, investors took more seriously the possibility of inflation returning to more historically normal levels, driving the yield on the benchmark Ten Year US Treasury Note higher by more than 250%, ending the period at 1.74%.

Semi-Annual Report | March 31, 2021	1

Hillman Value Fund	Shareholder Letter
March 31, 2021 (Unaudited)

Our equity strategies are driven by our core belief that competitively advantaged companies will outperform their peers through economic cycles and market cycles. Our goal is to invest in great enterprises at attractive prices. We will continue to invest according to this precept for the long-term interest of our clients. We feel that the Fund is well positioned with investments in companies with sustainable competitive advantages, at prices that we believe to be reasonable.

Statements in this Annual Report reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.

ALPS Distributors, Inc. is the distributor of the Hillman Capital Management Funds, 1290 Broadway, Suite 1000, Denver, CO 80203.

ALPS Distributors, Inc. is not affiliated with Hillman Capital Management, Inc.

© 2021 Hillman Capital Management. All rights reserved.

2	www.hcmfunds.com

Hillman Value Fund	Portfolio Update
March 31, 2021 (Unaudited)

Average Annual Total Returns (as of March 31, 2021)*

	6 Month	1 Year	5 Year	10 Year	Since Inception**
Hillman Value Fund - NAV	35.68%	60.34%	15.62%	11.80%	8.02%
Russell 1000® Value Index TR(a)	29.34%	56.09%	11.74%	10.99%	7.29%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (855) 400-5944 or by visiting www.hcmfunds.com.

*	The Hillman Value Fund (the “Predecessor Fund”) reorganized into the Fund on March 15, 2021. The Predecessor Fund was a series of the Hillman Capital Management Investment Trust (the “Hillman Trust”) and also was advised by Hillman Capital Management, Inc. For periods prior to the reorganization, performance results above for the Fund reflects the performance of the Predecessor Fund. The Predecessor Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
**	Fund inception December 29, 2000.
(a)	The Russell 1000 Value Total Return Index is an index of approximately 1,000 of the largest companies in the U.S. equity market and is a widely recognized, unmanaged index of large-cap equities. It is not possible to invest in this index.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund (as reported in the March 15, 2021 Prospectus) are 1.15% and 0.95%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through March 15, 2022.

Semi-Annual Report | March 31, 2021	3

Hillman Value Fund	Portfolio Update
March 31, 2021 (Unaudited)

Performance of $10,000 Initial Investment (as of March 31, 2021)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Top Ten Holdings (as a % of Net Assets)*

Kellogg Co.	3.51%
Wells Fargo & Co.	3.50%
Exxon Mobil Corp.	3.48%
Verizon Communications, Inc.	3.43%
Kraft Heinz Co.	3.37%
Becton Dickinson and Co.	3.37%
CVS Health Corp.	3.35%
Alphabet, Inc.	3.34%
Pfizer, Inc.	3.33%
GlaxoSmithKline PLC	3.30%
Top Ten Holdings	33.98%

4	www.hcmfunds.com

Hillman Value Fund	Portfolio Update
March 31, 2021 (Unaudited)

Sector Allocation (as a % of Net Assets)*

Health Care	24.58%
Communication Services	12.98%
Energy	12.28%
Industrials	11.09%
Consumer Staples	10.01%
Information Technology	8.75%
Financials	6.45%
Materials	5.36%
Consumer Discretionary	2.86%
Equity Real Estate Investment Trust	2.83%
Cash, Cash Equivalents, & Other Net Assets	2.81%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

Semi-Annual Report | March 31, 2021	5

Hillman Value Fund	Disclosure of Fund Expenses
March 31, 2021 (Unaudited)

Examples. As a shareholder of the Hillman Value Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2020 and held through March 31, 2021.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2020 - March 31, 2021” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expense Ratio(a)	Expenses Paid During Period October 1, 2020 - March 31, 2021(b)
Hillman Value Fund
Actual	$1,000.00	$1,356.80	0.95%	$5.58
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	0.95%	$4.78

(a)	Annualized based on the Fund's most recent half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

6	www.hcmfunds.com

Hillman Value Fund	Schedule of Investments
March 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCK (85.56%)
Communication Services (12.98%)
Alphabet, Inc., Class A(a)	2,800	$5,775,056
AT&T, Inc.	171,000	5,176,170
Facebook, Inc., Class A(a)	19,000	5,596,070
Verizon Communications, Inc.	102,000	5,931,300
Total Communication Services		22,478,596

Consumer Discretionary (2.86%)
Amazon.com, Inc.(a)	1,600	4,950,528

Consumer Staples (10.01%)
Anheuser-Busch InBev NV, Sponsored ADR	86,000	5,405,100
Kellogg Co.	96,000	6,076,800
Kraft Heinz Co.	146,000	5,840,000
Total Consumer Staples		17,321,900

Energy (3.48%)
Exxon Mobil Corp.	108,000	6,029,640

Financials (6.45%)
Bank of New York Mellon Corp.	108,000	5,107,320
Wells Fargo & Co.	155,000	6,055,850
Total Financials		11,163,170

Health Care (24.58%)
Becton Dickinson and Co.	24,000	5,835,600
Biogen, Inc.(a)	18,200	5,091,450
Bristol-Myers Squibb Co.	78,000	4,924,140
CVS Health Corp.	77,000	5,792,710
GlaxoSmithKline PLC, Sponsored ADR	160,000	5,710,400
Laboratory Corp. of America Holdings(a)	18,000	4,590,540
Merck & Co., Inc.	63,000	4,856,670
Pfizer, Inc.	159,000	5,760,570
Total Health Care		42,562,080

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	7

Hillman Value Fund	Schedule of Investments
March 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
Industrials (11.09%)
Boeing Co.(a)	22,000	$5,603,840
Emerson Electric Co.	30,000	2,706,600
General Dynamics Corp.	31,000	5,628,360
Raytheon Technologies Corp.	68,187	5,268,809
Total Industrials		19,207,609

Information Technology (8.75%)
Cisco Systems, Inc.	106,000	5,481,260
Intel Corp.	79,200	5,068,800
Microsoft Corp.	19,500	4,597,515
Total Information Technology		15,147,575

Materials (5.36%)
Compass Minerals International, Inc.	69,000	4,327,680
DuPont de Nemours, Inc.	64,000	4,945,920
Total Materials		9,273,600

TOTAL COMMON STOCK
(Cost $130,098,550)		148,134,698

LIMITED PARTNERSHIP (8.80%)
Energy (8.80%)
Enterprise Products Partners LP	213,000	4,690,260
Magellan Midstream Partners LP	115,000	4,986,400
Plains All American Pipeline LP	610,000	5,551,000
Total Energy		15,227,660

TOTAL LIMITED PARTNERSHIP
(Cost $15,270,237)		15,227,660

See Notes to Financial Statements.

8	www.hcmfunds.com

Hillman Value Fund	Schedule of Investments
March 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
REAL ESTATE INVESTMENT TRUST (2.83%)
Real Estate (2.83%)
Simon Property Group, Inc.	43,000	$4,892,110

TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $4,407,292)		4,892,110

			Value
	7 Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (2.65%)
Money Market Fiduciary Portfolio	0.000%	4,586,491	4,586,491
			4,586,491
TOTAL SHORT TERM INVESTMENTS
(Cost $4,586,491)			4,586,491

TOTAL INVESTMENTS (99.84%)
(Cost $154,362,570)			$172,840,959

OTHER ASSETS IN EXCESS OF LIABILITIES (0.16%)			270,957

NET ASSETS (100.00%)			$173,111,916

(a)	Non-income producing security.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	9

Hillman Value Fund	Statement of Assets and Liabilities
March 31, 2021 (Unaudited)

ASSETS:
Investments, at value (Cost $154,362,570)	$172,840,959
Deposit with broker for written options	194,207
Receivable for shares sold	258,398
Dividends and interest receivable	79,171
Other assets	20,794
Total Assets	173,393,529

LIABILITIES:
Payable for administration and transfer agent fees	10,928
Payable for shares redeemed	159,250
Payable to adviser	103,987
Payable for professional fees	2,854
Payable for trustees' fees and expenses	789
Payable to Chief Compliance Officer fees	483
Accrued expenses and other liabilities	3,322
Total Liabilities	281,613
NET ASSETS	$173,111,916

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$141,102,919
Total distributable earnings	32,008,997
NET ASSETS	$173,111,916

PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$32.08
Net Assets	$173,111,916
Shares of beneficial interest outstanding	5,396,578

See Notes to Financial Statements.

10	www.hcmfunds.com

Hillman Value Fund	Statement of Operations
For the Six Months Ended March 31, 2021 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,952,797
Total Investment Income	1,952,797

EXPENSES:
Investment advisory fees (Note 7)	581,373
Administration fees (Note 7)	86,946
Payable for distribution fees (Note 7)	3,938
Custody fees (Note 7)	19,314
Legal fees	19,446
Audit and tax fees	8,133
Transfer agent fees (Note 7)	16,689
Trustees fees and expenses (Note 8)	8,522
Registration and filing fees	23,029
Printing fees	5,010
Chief Compliance Officer fees (Note 7)	6,418
Insurance fees	1,897
Other expenses	7,615
Total Expenses	788,330
Less fees waived by investment adviser (Note 7)	(136,759)
Net Expenses	651,571
NET INVESTMENT INCOME	1,301,226

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND WRITTEN OPTIONS:
Net realized gain/(loss) on:
Investments	11,900,374
Written options	1,151,411
Net realized gain	13,051,785
Change in unrealized appreciation/(depreciation) on:
Investments	26,081,625
Written options	36,778
Net change	26,118,403

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND WRITTEN OPTIONS	39,170,188

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,471,414

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	11

Hillman Value Fund	Statement of Changes in Net Assets

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
OPERATIONS:
Net investment income	$1,301,226	$1,371,951
Net realized gain on investments and written options	13,051,785	8,598,433
Net change in unrealized appreciation/(depreciation) on investments and written options	26,118,403	(12,528,231)
Net increase/(decrease) in net assets resulting from operations	40,471,414	(2,557,847)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(10,792,130)	(3,025,998)
Total distributions	(10,792,130)	(3,025,998)

BENEFICIAL SHARE TRANSACTIONS (Note 6):
Shares sold	57,133,837	77,081,289
Dividends reinvested	10,376,937	2,959,930
Shares redeemed	(28,473,245)	(32,956,201)
Net increase from beneficial share transactions	39,037,529	47,085,018
Net increase in net assets	68,716,813	41,501,173

NET ASSETS:
Beginning of period	104,395,103	62,893,930
End of period	$173,111,916	$104,395,103

See Notes to Financial Statements.

12	www.hcmfunds.com

Page Intentionally Left Blank

Hillman Value Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver(e)
Operating expenses including reimbursement/waiver(e)
Net investment income including reimbursement/waiver(e)(g)
PORTFOLIO TURNOVER RATE(h)

See Notes to Financial Statements.

14	www.hcmfunds.com

Hillman Value Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2021 (Unaudited) (a)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
$25.68		$27.74	$25.10	$22.20	$18.86	$16.39

0.28		0.29	0.17	0.18	0.11	0.12
8.57		(1.32)	2.64	2.84	3.35	2.44
8.85		(1.03)	2.81	3.02	3.46	2.56

(0.27)		(0.12)	(0.17)	(0.12)	(0.12)	(0.09)
(2.18)		(0.91)	–	–	–	–
(2.45)		(1.03)	(0.17)	(0.12)	(0.12)	(0.09)
6.40		(2.06)	2.64	2.90	3.34	2.47
$32.08		$25.68 (c)	$27.74 (c)	$25.10	$22.20	$18.86
35.68%		4.10%	11.37%	13.65%	18.41%	15.69%

$173,112		$104,395	$62,894	$35,038	$36,802	$32,781

1.15	%(f)	1.31%	1.65%	1.63%	1.60%	1.50%
0.95	%(f)	0.99%	1.50%	1.50%	1.50%	1.50%
1.90	%(f)	1.54%	0.91%	0.68%	0.51%	0.60%
20%		30%	48%	51%	90%	48%

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	15

Hillman Value Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

(a)	Effective March 15th, 2021, the Hillman Value Fund merged into the ALPS Series Trust. The Fund was previously advised by Hillman Capital Management, and was recognized as the Hillman Value Fund.
(b)	Calculated using the average shares method.
(c)	Includes adjustments in accordance with the accounting principles generally accepted in the United States of America, and, consequently, the net asset values for financial reporting purposes and the total returns based upon those net asset values may differ from the net asset values and totals returns for shareholder transactions.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Does not include expenses of the underlying investment companies in which the Fund invests.
(f)	Annualized.
(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

16	www.hcmfunds.com

Hillman Value Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Hillman Value Fund (the “Fund”). The Hillman Value Fund (the “Predecessor Fund”) reorganized into the Trust on March 15, 2021. The Predecessor Fund was a series of the Hillman Capital Management Investment Trust (the “Hillman Trust”) and also was advised by Hillman Capital Management, Inc. (the "Adviser"). The Fund is diversified, and its primary investment objective is to provide long-term total return from a combination of income and capital gains. The Fund currently offers one share class. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

On February 23, 2021, the shareholders of the Predecessor Fund approved the reorganization of the shares of the Predecessor Fund with and into the shares of the Hillman Value Fund, and effective as of the close of business on March 12, 2021, the assets and liabilities of the Predecessor Fund were transferred to the Trust in exchange for shares in the Hillman Value Fund. Costs incurred by the Hillman Value Fund in connection with the reorganization were paid by the Adviser. The fiscal year ends of the Predecessor Fund and the Successor Fund are identical, and as a result no changes were made to the Fund's fiscal year end following the reorganization. Operations prior to March 15, 2021 were for the Predecessor Fund. The reorganization was accomplished by a tax-free exchange of 5,302,980 shares of the Predecessor Fund’s shares, valued at $168,935,617 for the exact same shares and value of the Hillman Value Fund’s shares. For financial reporting purposes, assets received and shares issued by the Hillman Value Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Hillman Value Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the reorganization, the net assets of the Predecessor Fund were $168,935,617, including $20,066,955 of net unrealized appreciation, $9,969,728 of undistributed (accumulated) net investment income, and $10,192,610 of undistributed (accumulated) net realized gain.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Semi-Annual Report | March 31, 2021	17

Hillman Value Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Options are valued at the National Best Bid and Offer (“NBBO”) last trade as of the valuation time. Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or NBBO pricing information provided by the pricing services.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

18	www.hcmfunds.com

Hillman Value Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

HILLMAN VALUE FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Communication Services	$22,478,596	$–	$–	$22,478,596
Consumer Discretionary	4,950,528	–	–	4,950,528
Consumer Staples	17,321,900	–	–	17,321,900
Energy	6,029,640	–	–	6,029,640
Financials	11,163,170	–	–	11,163,170
Health Care	42,562,080	–	–	42,562,080
Industrials	19,207,609	–	–	19,207,609
Information Technology	15,147,575	–	–	15,147,575
Materials	9,273,600	–	–	9,273,600
Limited Partnership
Energy	15,227,660	–	–	15,227,660
Real Estate Investment Trust
Real Estate	4,892,110	–	–	4,892,110
Short Term Security	4,586,491	–	–	4,586,491
Total	$172,840,959	$–	$–	$172,840,959

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Semi-Annual Report | March 31, 2021	19

Hillman Value Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six month period ended March 31, 2021, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2021, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund.

Distributions to Shareholders: The Fund may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

COVID-19 Risk: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has now spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

3. DERIVATIVE INSTRUMENTS

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market Movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

20	www.hcmfunds.com

Hillman Value Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

Risk of Investing in Derivatives: The Fund use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: The Fund may enter into options transactions for hedging purposes and for nonhedging purposes such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Purchased Options: When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Semi-Annual Report | March 31, 2021	21

Hillman Value Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

Written Options: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Funs, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The average notional amount of the written options held for the six-month period ended March 31, 2021 was $1,817,711.

Derivative Instruments: The following table disclose the amounts related to the Funds’ use of derivative instruments.

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2021:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Hillman Value Fund
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized depreciation on written option contracts	1,151,411	36,778
Total	–	$1,151,411	$36,778

4. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

22	www.hcmfunds.com

Hillman Value Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

The tax character of distributions paid by the Predecessor Fund for the fiscal year ended September 30, 2020, were as follows:

	Ordinary Income	Long-Term Capital Gains
Hillman Value Fund	$1,505,998	$1,520,000

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2021, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

Hillman Value Fund
Gross unrealized appreciation (excess of value over tax cost)	$25,145,118
Gross unrealized depreciation (excess of tax cost over value)	(6,716,719)
Net appreciation (depreciation) of foreign currency and derivatives	–
Net unrealized appreciation	$18,428,399
Cost of investments for income tax purposes	$154,412,560

These temporary differences are primarily attributed to wash sales, PFICs, partnerships, and organizational expenses.

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six month period ended March 31, 2021 were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Hillman Value Fund	$49,595,132	$25,268,160

6. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors has the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Semi-Annual Report | March 31, 2021	23

Hillman Value Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020

Hillman Value Fund
Shares sold	1,944,127	2,998,324
Shares issued in reinvestment of distributions to shareholders	362,184	102,466
Shares redeemed	(975,057)	(1,302,740)
Net increase in shares outstanding	1,331,254	1,798,050

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 73% of the outstanding shares of the Fund are owned by two omnibus accounts.

7. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Hillman Capital Management, Inc. (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Fund’s investment objective, policies and limitations, and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 0.85% based on the Fund’s average daily net assets. The management fees are paid on a monthly basis. The Board may extend the Advisory Agreements for successive one year terms. The Board and shareholders of the Funds may terminate the Advisory Agreement upon 60 days’ written notice. The Adviser may terminate the Advisory Agreement upon 120 days’ written notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Total Annual Fund Operating Expenses, exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business, to 0.95% of the Fund’s average daily net assets. The Fee Waiver Agreement is in effect through March 15, 2022, and will thereafter continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by the Board and the Adviser does not provide at least 30 days written notice of non-continuance prior to the end of the then effective term. The Adviser may not discontinue this waiver without the approval by the Trust's Board. Fees waived or reimbursed for the six month period ended March 31, 2021, are disclosed in the Statements of Operations.

24	www.hcmfunds.com

Hillman Value Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

Prior to March 15,2021, Hillman Capital Management, Inc. served as the investment adviser to the Predecessor Fund pursuant to a prior investment advisory agreement between the Hillman Capital Management Investment Trust and Hillman Capital Management, Inc. under which Hillman Capital Management, Inc. was entitled to receive an annual fee of 0.85%, computed daily and paid monthly. Hillman Capital Management, Inc. had contractually agreed to waive Its fees and/or reimburse certain funds should the Fund’s operating expenses (exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business), exceed an annual limitation of 0.95% of the Fund.

Administrator: Effective March 15, 2021, ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2021, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out of pocket expenses. For the period March 15, 2021 through March 31, 2021, the Fund incurred Fund Administration and Accounting fees of $4,812, relating to services provided by ALPS. ALPS is reimbursed by the Fund for certain out of pocket expenses.

Prior or March 15, 2021, The Nottingham Company provided certain administrative and fund accounting services necessary for the Fund’s operations. The Fund was charged a fee for the services provided.

Transfer Agent: Effective March 15, 2021, ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses. For the period March 15, 2021 through March 31, 2021, the Fund incurred Transfer Agent fees of $1,076, relating to services provided by ALPS.

Prior to March 15, 2021, Nottingham Shareholder Services, LLC served as the Fund’s transfer agent pursuant to a prior Transfer Agency and Services Agreement with the Predecessor Trust.

Compliance Services: Effective March 15, 2021, ALPS provides Chief Compliance Officer services to the fund to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses. For the period March 15, 2021 through March 31 2021, the Fund incurred Compliance fees of $643, relating to services provided by ALPS.

Semi-Annual Report | March 31, 2021	25

Hillman Value Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

Prior or March 15, 2021, The Nottingham Company provided certain compliance services provider including services as the Trust’s Chief Compliance Officer.

Distribution: Effective March 15, 2021, ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

Prior to March 15, 2021, Capital Investment Group, Inc. served as the Fund’s principal underwriter distributor pursuant to a prior Distributor Agreement with the Predecessor Trust.

8. TRUSTEES

As of March 31, 2021, there were three Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $13,500, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,250 and the Independent Chair receives a quarterly retainer of $3,250. The Independent Trustees and interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 7, the Fund pays ALPS an annual fee for compliance services.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown; as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

26	www.hcmfunds.com

Hillman Value Fund	Notes to Financial Statements
March 31, 2021 (Unaudited)

At a Special Meeting of Shareholders of the ALPS Series Trust, held on April 12, 2021, shareholders of record as of the close of business on March 1, 2021 voted to approve the election of Ward D. Armstrong and Bradley J. Swenson to serve on the Board of Trustees until their resignation, retirement, death or removal or until their respective successors are duly elected and qualified.

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

Semi-Annual Report | March 31, 2021	27

Hillman Value Fund	Additional Information
March 31, 2021 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at 1-855-400-5944 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1-855-400-5944 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund’s portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are also available upon request, without charge, by calling (toll-free) 1-855-400-5944 or by writing to the Fund at Hillman Value Fund, P.O. Box 1920, Denver, CO 80201.

3. PROXY RESULTS

On February 21, 2021, the Predecessor Fund held a Special Meeting of Shareholders to approve an Agreement and Plan of Reorganization under which all of the assets of the Predecessor Fund were transferred to a new series of ALPS Series Trust.

For	2,366,130
Against	25,427
Abstain	83,141

28	www.hcmfunds.com

Disclosure Regarding Approval
Hillman Value Fund	of Fund Advisory Agreement
March 31, 2021 (Unaudited)

On November 19, 2020, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met via electronic means to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (the “Hillman Agreement”) between the Trust and Hillman Capital Management, Inc. (“HCM”) with respect to the Hillman Value Fund (“Hillman Fund”), in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

In anticipation of and as part of the process to consider renewal of the Hillman Agreement, legal counsel to the Trust requested certain information from HCM. In response to these requests, the Trustees received reports from HCM that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of HCM and discussed the services of the firm provided pursuant to the Hillman Agreement, as well as the information provided by HCM. In evaluating HCM and the fees charged under the Hillman Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Hillman Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent and quality of services to be provided to the Hillman Fund under the Investment Advisory Agreement with HCM. The Trustees reviewed certain background materials supplied by HCM in its presentation, including its Form ADV. The Trustees reviewed HCM’s financial statements to analyze the financial condition, stability and profitability of HCM, noting that HCM was not obligated by a Fund expense limitation agreement.

The Trustees reviewed and considered HCM’s investment philosophy focused on seeking great companies trading at a discount to intrinsic value and its long history as an asset manager. The Trustees also discussed the research and decision-making processes to be utilized by HCM, including the methods to be adopted to seek to achieve the Hillman Fund’s investment objectives and compliance with the policies and restrictions of the Hillman Fund, with a focus on risk mitigation.

The Trustees considered the background and experience of HCM’s management, including reviewing the qualifications, background and responsibilities of Mr. Hillman as sole portfolio manager that primarily will be responsible for the day-to-day portfolio management of the Hillman Fund. The Trustees also reviewed, among other things, HCM’ Code of Ethics. The Trustees also considered HCM’s reputation generally and its investment techniques, strategies, risk management controls and decision-making processes.

Semi-Annual Report | March 31, 2021	29

Disclosure Regarding Approval
Hillman Value Fund	of Fund Advisory Agreement
March 31, 2021 (Unaudited)

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fees to be paid by the Trust, on behalf of the Hillman Fund, to HCM of 0.85% of the Fund’s daily average net assets, considering the nature, extent and quality of the advisory services to be provided by HCM to the Fund.

The Trustees considered the information they received comparing the Hillman Fund’s proposed contractual annual advisory fees and overall expenses with those of funds in the peer group and universe of funds provided by FUSE. The Trustees noted that the Fund’s proposed contractual advisory fee of 0.85% was slightly above the FUSE peer group median of 0.73%, and that the Fund’s projected total net expenses (after fee waiver and expense reimbursement) of 0.95% was slightly below the FUSE peer group average of 1.00%.

After further consideration, the Trustees determined that the proposed contractual annual advisory fee and total net expenses for the Hillman Fund, considering the contractual fee waiver, were not unreasonable.

Comparable Accounts: The Board discussed the comparable accounts managed by HCM and the fee structure and servicing requirements for these products, noting that the proposed advisory fee was lower than the fees charged by HCM on the other accounts.

Performance: The Board noted that the Hillman Fund would be new and did not have a current track record, although it intended to incorporate the track record of the Existing Fund upon completion of the transaction. The Trustees also noted the strong historical performance of the Existing Fund, including its 4-star Morningstar rating and outperformance relative to its benchmark for the 1-year, 5-year and 10-year periods. The Board noted that some periods of negative performance were good on a relative basis. They further noted that the Existing Fund outperformed the Fund’s FUSE peer universe’s median return for the same periods, although it underperformed the group for the 3-month period. They also considered performance of the Existing Fund over the longer-term.

Profitability: The Trustees received and considered an estimated profitability analysis prepared by HCM based on the estimated fees to be paid under the Hillman Agreement. The Trustees considered the profits anticipated to be realized by HCM relating to the operation of the Hillman Fund, noting that profits would increase as the Fund’s assets grew. The Trustees concluded that the estimated profits would not be excessive.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Fund would be passed along to the shareholders under the Hillman Agreement. They considered the prospects for growth of the Hillman Fund and concluded that the proposed expense limitation agreement was adequate at current asset levels, and economies of scale would be revisited as Fund asset levels increase.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by HCM from its relationship with the Hillman Fund, including research and other support services.

30	www.hcmfunds.com

Disclosure Regarding Approval
Hillman Value Fund	of Fund Advisory Agreement
March 31, 2021 (Unaudited)

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including a majority of the Independent Trustees, concluded that approval of the Hillman Agreement was in the best interests of the Hillman Fund and its future shareholders.

Semi-Annual Report | March 31, 2021	31

Hillman Value Fund

is a series of the

ALPS Series Trust

For Shareholder Service Inquiries:

Hillman Value Fund

c/o ALPS Funds

P.O. Box 1920

Denver, CO 80201

Telephone

1-855-400-5944

Hillman Value Fund distributed by ALPS Distributors, Inc.

Must be accompanied or preceded by a prospectus.

SEVEN CANYONS ADVISORS

SEMI-ANNUAL REPORT | 3.31.21

Shareholder Letter	1
Portfolio Update
Seven Canyons Strategic Income Fund	4
Seven Canyons World Innovators Fund	6
Disclosure of Fund Expenses	8
Portfolios of Investments
Seven Canyons Strategic Income Fund	10
Seven Canyons World Innovators Fund	16
Statements of Assets and Liabilities	21
Statements of Operations	23
Statements of Changes in Net Assets
Seven Canyons Strategic Income Fund	25
Seven Canyons World Innovators Fund	26
Financial Highlights	28
Notes to Financial Statements	34
Additional Information	46
Disclosure Regarding Renewal and Approval of Fund Advisory Agreement	47

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.sevencanyonsadvisors.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-833-7-CANYON to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.sevencanyonsadvisors.com.

Seven Canyons Advisors	Shareholder Letter

March 31, 2021 (Unaudited)

INFLATION THREAT?

Everybody’s talking about inflation. The classic cause of inflation is “too much money chasing too few goods.” Noted economist Milton Freidman studied inflation and concluded that “inflation is always and everywhere a monetary phenomenon.” By this he meant that all episodes of inflation stem from the government expanding the money supply beyond the needs of the economy. Given that 20% of all dollars ever created were created in the past year, it is reasonable to expect that such a surge in the money supply will lead to inflation.

But will inflation actually come?

The inflation conversation often begins with noting price increases on specific items. For example, our local donut shop has increased their prices for the first time in five years. Gasoline prices have nearly doubled in the past year. You can likely cite your own examples of rising prices. However, inflation requires an increase in prices across the board. While the prices of some goods have indeed gone up, the prices for other goods and services have gone down. For example, hotel rates have fallen drastically. That’s why the government’s goal of getting to 2% inflation has been frustrated. In fact, instead of increasing, inflation has actually fallen to 1.4% in the past year.

Covid is the culprit behind the surge of money. The government has proactively spent money to offset the impact of Covid-induced lockdowns. With the large expansion of money, inflation seems a likely prospect. However, the impact of money on the economy depends on the money multiplier. This multiplier reflects the relationship between economic activity and the “money” which the government prints (actually added reserves to the banking system). Unless banks make loans with the added reserves, the reserves will not impact the economy. The Fed’s attempts to “goose” the economy have been frustrated in recent years as the ratio of GDP to bank reserves has been declining. Prior attempts to expand money have been offset by the declining desire of both consumers and businesses to spend money. If the multiplier continues to decline, the surge in the money supply will not lead to much inflation.

Analyst and demographer Richard Hokenson argues that the reason for the decline in the multiplier is an aging population. In the early years of life people spend on new cars, new homes, and a growing family. Currently, a significant portion of the population is older. They have moved beyond their early spending years. Older people have a diminishing appetite for possessions. They no longer need to acquire goods, and they often are actively trying to downsize their spending. They sell large, high-maintenance homes to move into smaller, low-maintenance condominiums. So, while an abundant supply of dollars has been created, the impact of these added dollars is being offset by diminished demand for them, as reflected by the declining multiplier. Translation: We may not actually have too much money.

What about the other element required for inflation: Do we have too few goods? As I write this, I am looking out the window at a record number of container ships waiting to enter the Long Beach port. Normally, there are two or three ships. Today I see more than 30 massive ships awaiting their turn to unload. That’s a lot of cargo! Many people are still working from home. Spending more time at home, they notice some things that need to be fixed or improved. A home office? A new deck? Many have used their government support checks to pay for these goods that are coming to the US from overseas. That’s why I see so many container ships waiting to unload. When goods expand along with money, then we should not expect inflation.

Semi-Annual Report | March 31, 2021	1

Seven Canyons Advisors	Shareholder Letter

March 31, 2021 (Unaudited)

INFLATION AND INTEREST RATES

Not only is there talk of inflation, there is also talk of rising interest rates. Inflation and interest rates are related in a complex way. Mathematically, we can say:

Interest rates = (f) inflation

Inflation = (f) interest rates

What does this mean? Interest rates are a function of inflation because lenders want to grow their purchasing power. If rates reflect only the cost of money, lenders will earn only that base rate. They will get their dollars back, but will have lost some of the purchasing power of these dollars. The only way lenders can maintain their purchasing power is to lend at a rate that compensates both for the cost of money and the loss of purchasing power. So in a time of inflation, lenders will charge rates that are high enough to offset the impact of inflation on their purchasing power.

But inflation is also a function of interest rates. Rising rates act as a damper on the economy because the long-term cost of taking out a loan becomes too steep. A good example of this was in the late 70’s when inflation was running at a near 15% rate. To combat this inflation, Federal Reserve Chair Paul Volcker cranked interest rates up to 20%, bringing the economy to its knees. GDP growth, which had been around 5%, fell into negative territory. It took four long years of subdued economic activity to bring the inflation rate down to less than 3%.

LOOKING FORWARD

Unless there is Volcker-like intervention, interest rates and inflation tend to move hand in hand. Currently both are rising. For example, from the lows in 2020, the interest rate on 10-year treasury bonds has more than doubled, rising from 0.7% to 1.6%. Similarly, inflation is now starting to rise. Regardless, I do not expect a return to an inflationary era. While interest rates and inflation may rise, I don’t expect a dramatic increase. Further, I expect any increases to be short-lived. I believe the deflationary impact of an aging population is sufficiently strong to offset the efforts of the Fed to increase inflation.

SCA NEWS

While the dance between the inflation and interest rates continues to play out in the economy, Seven Canyons believes that investing in small well-managed companies can reward investors in the long run. As we search worldwide for these companies, we are grateful for the many investors that continue to invest their money alongside ours. Your confidence adds wind to our sails, reaffirming that our investing strategy is valued in the marketplace. Thank you for your trust.

It has been a good start to the year at Seven Canyons Advisors. The last twelve months (the Covid year) have been a wild ride for us. We’ve grown from $97M in assets at the bottom of the 2020 sell off, to $307M at the 2021 Q1 end—attributable to both new investments and strong fund performance. Our ability to travel and visit in person with management of the companies we research has been severely limited over the past year, compelling us to become even more expert in international online meetings. We are grateful for strong relationships with brokers around the world who have kept us abreast of their local conditions and have been our surrogate boots on the ground. As vaccines are more broadly administered, we look forward to picking up our travel schedule again and interacting on-site with prospective companies.

2	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Shareholder Letter

March 31, 2021 (Unaudited)

Finally, we are very pleased that, once again, Investor’s Business Daily (IBD) recently recognized the Seven Canyons World Innovators Fund (WAGTX) as one of the top five International Mutual Funds. It is worth noting that of the five top funds, WAGTX is the only small/mid-cap fund, and the only one with an exclusively international portfolio. The IBD Best Mutual Funds Awards go to funds with at least $100 million in assets that have outperformed their benchmarks for the past one, three, five, and 10 years. WAGTX qualified for this same IBD award in 2019. We hope it becomes a habit!

Sincerely,

Sam Stewart

Partner

This letter is for informational purposes only and does not constitute investment advice or a recommendation of any particular security, strategy, or investment product. The expressed views and opinions presented are for informational purposes only, are based on current market conditions, and are subject to change without notice. Although information and statistics contained herein have been obtained from sources believed to be reliable and are accurate to the best of our knowledge, Seven Canyons Advisors cannot and does not guarantee the accuracy, validity, timeliness, or completeness of such information and statistics made available to you for any particular purpose. Past performance is not indicative of future results.

All investing involves risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, and differences in financial reporting standards and securities market regulation. Investing in small and micro-cap funds will be more volatile and loss of principal could be greater than investing in large cap or more diversified funds.

An investor should consider investment objectives, risks, charges, and expenses carefully before investing. To obtain a Prospectus, which contains this and other information, visit our website at www.sevencanyonsadvisors.com or call us at 1-801-349-2718. Read the prospectus carefully before investing.

© 2021 Seven Canyons. All rights reserved. Seven Canyons Funds are distributed by ALPS Distributors, Inc. (ADI).

Semi-Annual Report | March 31, 2021	3

Seven Canyons Strategic Income Fund	Portfolio Update

March 31, 2021 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment

(March 31, 2011 through March 31, 2021)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Investor Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of fees or taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2021)

	6 Months	1 Year	5 Year	10 Year	Since Inception*
Seven Canyons Strategic Income Fund - Investor	28.62%	73.46%	10.10%	9.19%	7.45%
MSCI All Country World Index - NR(a)	19.93%	54.60%	13.21%	9.14%	7.09%
Bloomberg Barclays US Aggregate Bond Index(b)	-2.73%	0.71%	3.10%	3.44%	4.22%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (833) 722-6966 or by visiting www.sevencanyonsadvisors.com.

*	The Fund commenced operations on February 1, 2006. The Predecessor Fund, Wasatch Strategic Income Fund, managed by Wasatch Advisors, Inc., was reorganized into the Seven Canyons Strategic Income Fund on September 10, 2018. Seven Canyons Advisors, LLC has been the Fund’s investment adviser since September 10, 2018. Fund performance prior to September 10, 2018 is reflective of the past performance of the Predecessor Fund.
(a)	The MSCI ACWI is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International (MSCI) and is comprised of stocks from 23 developed countries and 24 emerging markets.

4	www.sevencanyonsadvisors.com

Seven Canyons Strategic Income Fund	Portfolio Update

March 31, 2021 (Unaudited)

(b)	Then Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS (agency and non-agency). The index is not actively managed and does not reflect any deductions for fees, expenses or taxes.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Investor Class (as reported in the January 28, 2021 Prospectus) are 2.05% and 1.54%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2022.

Top Ten Equity Holdings (as a % of Net Assets)*

Arrow Global Group PLC	8.75%
Future PLC	7.48%
iEnergizer, Ltd.	5.50%
Burford Capital, Ltd.	3.61%
Radico Khaitan, Ltd.	3.43%
AU Small Finance Bank, Ltd.	3.29%
NAC Kazatomprom JSC	2.99%
Aavas Financiers, Ltd.	2.96%
Controladora Vuela Cia de Aviacion SAB de CV	2.57%
Fidus Investment Corp.	2.46%
Top Ten Holdings	43.04%

Sector Allocation (as a % of Net Assets)*

Financials	32.39%
Information Technology	18.19%
Communication Services	14.73%
Industrials	7.20%
Consumer Discretionary	6.94%
Health Care	6.04%
Consumer Staples	5.86%
Energy	2.99%
Materials	0.51%
Cash, Cash Equivalents, & Other Net Assets	5.15%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2021	5

Seven Canyons World Innovators Fund	Portfolio Update

March 31, 2021 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment

(March 31, 2011 through March 31, 2021)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Investor Class. Due to differing expenses, performance of the Institutional Class will vary. Past performance does not guarantee future results. Returns do not reflect the deduction of fees, sales charges, or taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2021)

	6 Months	1 Year	5 Year	10 Year	Since Inception*
Seven Canyons World Innovators Fund -Investor	17.40%	115.82%	19.90%	14.29%	10.25%
Seven Canyons World Innovators Fund -Institutional	17.55%	116.27%	20.19%	14.44%	10.32%
MSCI All Country World Index ex USA Small Cap -NR(a)	25.12%	69.82%	10.40%	6.32%	8.76%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (833) 722-6966 or by visiting www.sevencanyonsadvisors.com.

*	Seven Canyons World Innovators Fund – Investor Class has an inception date of December 19, 2000. Seven Canyons World Innovators Fund – Institutional Class has an inception date of February 1, 2016. Performance for the Institutional Class prior to 2/1/2016 is based on the performance of the Investor Class. Performance of the Fund’s Institutional Class prior to 2/1/2016 uses the actual expenses of the Fund’s Investor Class without any adjustments. For any such period of time, the performance of the Fund’s Institutional Class would have been substantially similar to, yet higher than, the performance of the Fund’s Investor Class, because the shares of both classes are invested in the same portfolio of securities, but the classes bear different expenses. The Predecessor Fund, Wasatch World Innovators Fund, managed by Wasatch Advisors, Inc., was reorganized into the Seven Canyons World Innovators Fund on September 10, 2018. Seven Canyons Advisors, LLC has been the Fund’s investment adviser since September 10, 2018. Fund performance prior to September 10, 2018 is reflective of the past performance of the Predecessor Fund.

6	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio Update

March 31, 2021 (Unaudited)

(a)	The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 26 Emerging Markets (EM) countries.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Investor Class and Institutional Class shares (as reported in the January 28, 2021 Prospectus) are 2.03% and 1.76% and 1.98% and 1.56%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2022.

Top Ten Equity Holdings (as a % of Net Assets)*

Fevertree Drinks PLC	5.61%
va-Q-tec AG	4.49%
Naked Wines PLC	4.30%
Maisons du Monde SA	3.83%
Controladora Vuela Cia de Aviacion SAB de CV	3.58%
Basler AG	3.19%
AO World PLC	2.81%
Avon Rubber PLC	2.64%
Gamma Communications PLC	2.35%
Advanced Medical Solutions Group PLC	2.23%
Top Ten Holdings	35.03%

Sector Allocation (as a % of Net Assets)*

Information Technology	20.24%
Industrials	17.43%
Consumer Discretionary	14.76%
Health Care	12.21%
Consumer Staples	11.39%
Communication Services	10.86%
Financials	1.72%
Cash, Cash Equivalents, & Other Net Assets	11.39%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2021	7

Seven Canyons Advisors	Disclosure of Fund Expenses

March 31, 2021 (Unaudited)

Example. As a shareholder of the Seven Canyons Strategic Income Fund or Seven Canyons World Innovators Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2020 and held through March 31, 2021.

Actual Expenses. The first line under each class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2020 – March 31, 2021” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Disclosure of Fund Expenses

March 31, 2021 (Unaudited)

	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expense Ratio(a)	Expenses Paid During Period October 1, 2020 - March 31, 2021(b)
Seven Canyons Strategic
Income Fund
Investor Class
Actual	$1,000.00	$1,286.20	0.95%	$5.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	0.95%	$4.78

Seven Canyons World
Innovators Fund
Investor Class
Actual	$1,000.00	$1,174.00	1.75%	$9.49
Hypothetical (5% return before expenses)	$1,000.00	$1,016.21	1.75%	$8.80

Institutional Class
Actual	$1,000.00	$1,175.50	1.55%	$8.41
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	1.55%	$7.80

(a)	Each Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses after any applicable waivers and reimbursements.
(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

Semi-Annual Report | March 31, 2021	9

Seven Canyons Strategic Income Fund	Portfolio of Investments

March 31, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (94.80%)
Aerospace & Defense (2.26%)
Avon Rubber PLC	16,700	$727,518

Airlines (2.57%)
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	57,854	824,998

Alternative Carriers (4.83%)
Gamma Communications PLC	32,500	734,798
KINX, Inc.	4,000	264,369
MNF Group, Ltd.	72,828	286,539
V-Cube, Inc.	11,000	264,258
Total Alternative Carriers		1,549,964

Application Software (3.92%)
Atled Corp.	13,300	273,147
Ezwel Co., Ltd.	91,000	736,523
Lime Technologies AB	6,000	250,073
Total Application Software		1,259,743

Asset Management & Custody Banks (2.46%)
Fidus Investment Corp.	50,865	790,951

Cable & Satellite (0.95%)
GTPL Hathway, Ltd.(b)(c)	186,000	304,642

Coal & Consumable Fuels (2.99%)
NAC Kazatomprom JSC, GDR(c)	39,000	959,400

Consumer Finance (11.58%)
Arman Financial Services, Ltd.(a)	66,501	554,510
Arrow Global Group PLC(a)	668,000	2,808,774
Kaspi.KZ JSC, GDR	5,000	355,000
Total Consumer Finance		3,718,284

Data Processing & Outsourced Services (6.49%)
Boku, Inc.(a)(b)(c)	131,000	319,657
iEnergizer, Ltd.	408,000	1,766,161
Total Data Processing & Outsourced Services		2,085,818

Distillers & Vintners (3.43%)
Radico Khaitan, Ltd.	144,000	1,103,037

See Notes to Financial Statements.

10	www.sevencanyonsadvisors.com

Seven Canyons Strategic Income Fund	Portfolio of Investments

March 31, 2021 (Unaudited)

	Shares	Value (Note 2)
Distributors (2.19%)
Inter Cars SA(a)	4,000	$335,029
Sirca Paints India, Ltd.(b)(c)	85,000	367,256
Total Distributors		702,285

Diversified Banks (2.23%)
HDFC Bank, Ltd., ADR(a)	4,000	310,760
TCS Group Holding PLC, GDR(c)	7,000	406,000
Total Diversified Banks		716,760

Diversified REITs (1.35%)
Star Asia Capital Corp.(b)(d)(e)(f)(g)	355,714	433,971

Electrical Components & Equipment (1.14%)
Voltronic Power Technology Corp.	9,450	365,971

Electronic Components & Semiconductors (1.00%)
M3 Technology, Inc.(a)	65,000	322,346

Electronic Equipment & Instruments (3.85%)
Basler AG	4,000	460,638
Test Research, Inc.	100,000	207,129
Vigo System SA(a)	3,000	569,346
Total Electronic Equipment & Instruments		1,237,113

Environmental & Facilities Services (1.23%)
Mo-BRUK SA	4,000	394,747

Fertilizers & Agricultural Chemicals (0.51%)
Kilpest India, Ltd.	41,718	162,447

Financial Exchanges & Data (1.73%)
OTC Markets Group, Inc., Class A	14,000	556,500

Health Care Equipment (2.68%)
GeneReach Biotechnology Corp.(a)	71,200	290,709
Revenio Group Oyj	9,605	569,950
Total Health Care Equipment		860,659

Health Care Services (1.10%)
Metropolis Healthcare, Ltd.(b)(c)	11,500	352,516

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	11

Seven Canyons Strategic Income Fund	Portfolio of Investments

March 31, 2021 (Unaudited)

	Shares	Value (Note 2)
Health Care Supplies (1.21%)
Tristel PLC	44,000	$388,216

Integrated Telecommunication Services (1.48%)
Sarana Menara Nusantara Tbk PT	6,285,000	475,973

Internet & Direct Marketing Retail (3.90%)
Danawa Co., Ltd.	11,000	324,630
Koukandekirukun, Inc.(a)	9,000	510,454
momo.com, Inc.	12,000	416,360
Total Internet & Direct Marketing Retail		1,251,444

Mortgage REITs (1.36%)
Great Ajax Corp.	40,000	436,000

Packaged Foods & Meats (1.31%)
Manorama Industries, Ltd.(a)	37,950	419,915

Personal Products (1.06%)
Chlitina Holding, Ltd.	41,000	341,272

Pharmaceuticals (1.06%)
Granules India, Ltd.	81,861	339,754

Property & Casualty Insurance (1.81%)
Qualitas Controladora SAB de CV	106,000	582,911

Publishing (7.48%)
Future PLC	91,000	2,401,175

Regional Banks (3.29%)
AU Small Finance Bank, Ltd.(a)(b)(c)	62,900	1,056,323

Restaurants (0.86%)
Sarimelati Kencana PT(c)	5,007,000	275,773

Semiconductor Equipment (1.86%)
Tokai Carbon Korea Co., Ltd.	3,600	596,422

Specialized Finance (3.61%)
Burford Capital, Ltd.(a)	134,000	1,160,125

See Notes to Financial Statements.

12	www.sevencanyonsadvisors.com

Seven Canyons Strategic Income Fund	Portfolio of Investments

March 31, 2021 (Unaudited)

	Shares	Value (Note 2)
Technology Hardware, Storage & Peripherals (1.06%)
Advantech Co., Ltd.	27,496	$341,134

Thrifts & Mortgage Finance (2.96%)
Aavas Financiers, Ltd.(a)	28,712	950,675

TOTAL COMMON STOCKS
(Cost $20,510,289)		30,446,782

WARRANTS (0.06%)
Packaged Foods & Meats (0.06%)
Guan Chong Bhd, Strike Price $1.65, Expires 11/04/2022	53,666	18,896
TOTAL WARRANTS
(Cost $0)		18,896

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (5.08%)

State Street Institutional US Government Money Market Fund	0.010%	1,633,241	1,633,241
			1,633,241
TOTAL SHORT TERM INVESTMENT
(Cost $1,633,241)			1,633,241

TOTAL INVESTMENTS (99.94%)
(Cost $22,143,530)			$32,098,919

OTHER ASSETS IN EXCESS OF LIABILITIES (0.06%)			19,522

NET ASSETS (100.00%)			$32,118,441

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021 the fair value of securities restricted under Rule 144A in the aggregate was $2,834,365, representing 8.82% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2021, the fair value of those securities was $4,041,568 representing 12.58% of net assets.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	13

Seven Canyons Strategic Income Fund	Portfolio of Investments

March 31, 2021 (Unaudited)

(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(e)	Security deemed to be restricted as of March 31, 2021. As of March 31, 2021, the fair value of restricted securities in the aggregate was $433,971, representing 1.35% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2 and 8.
(f)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(g)	Security deemed to be illiquid under the procedures approved by the Fund’s Board of Trustees. As of March 31, 2021, the fair value of illiquid securities in the aggregate was $433,971, representing 1.35% of the Fund’s net assets.

See Notes to Financial Statements.

14	www.sevencanyonsadvisors.com

Seven Canyons Strategic Income Fund	Portfolio of Investments

March 31, 2021 (Unaudited)

At March 31, 2021, Seven Canyons Strategic Income Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	0.9
China	1.1
Cyprus	1.3
Finland	1.9
Germany	1.5
Great Britain	23.2
Guernsey	5.8
India	19.4
Indonesia	2.5
Japan	3.4
Kazakhstan	4.3
Malaysia	0.1	(a)
Mexico	4.6
Poland	4.3
South Korea	6.3
Sweden	0.8
Taiwan	6.4
United States	12.0
	100.0

(a)	Less than .005%.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	15

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (88.61%)
Aerospace & Defense (3.16%)
Avon Rubber PLC	175,000	$7,623,696
Mynaric AG(a)(b)	20,000	1,505,752
Total Aerospace & Defense		9,129,448

Agricultural Products (0.15%)
Winfarm SAS(a)	10,359	435,447

Airlines (3.58%)
Controladora Vuela Cia de Aviacion SAB de
CV, ADR(a)	725,000	10,338,500

Alternative Carriers (7.61%)
Gamma Communications PLC	300,000	6,782,746
KINX, Inc.	30,000	1,982,770
MNF Group, Ltd.	1,521,024	5,984,417
NFON AG(a)(c)	120,000	2,452,265
V-Cube, Inc.	200,000	4,804,696
Total Alternative Carriers		22,006,894

Application Software (13.84%)
24sevenoffice Scandinavia AB(a)	500,000	2,078,216
Atled Corp.	40,000	821,495
Cybozu, Inc.	150,000	3,023,707
Elmo Software, Ltd.(a)	1,300,000	4,838,330
GK Software SE(a)	25,000	3,254,254
Kaonavi, Inc.(a)	60,000	1,834,274
Lime Technologies AB	90,000	3,751,095
Money Forward, Inc.(a)	50,000	1,887,559
Napster Group PLC(a)	28,253,583	856,913
Nitro Software, Ltd.(a)	800,000	1,482,640
Oxford Metrics PLC	2,037,959	2,640,971
ProntoForms Corp.(a)(c)	2,998,500	2,743,913
Readcloud, Ltd.(a)	1,487,726	452,001
Skitude Holding AS(a)	1,983,425	1,103,816
Skyfii, Ltd.(a)(c)	9,999,999	1,519,099
Smaregi, Inc.(a)	50,000	2,569,429
Whispir, Ltd.(a)	2,000,000	5,134,554
Total Application Software		39,992,266

Auto Parts & Equipment (0.29%)
AB Dynamics PLC	30,000	839,572

See Notes to Financial Statements.

16	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2021 (Unaudited)

	Shares	Value (Note 2)
Biotechnology (0.99%)
Abcam PLC(a)	150,000	$2,876,463

Building Products (1.01%)
Grupo Rotoplas SAB de CV	2,000,000	2,908,095

Distillers & Vintners (1.32%)
Radico Khaitan, Ltd.	500,000	3,829,991

Distributors (0.32%)
Sirca Paints India, Ltd.(b)(d)	211,401	913,393

Diversified Support Services (2.77%)
Arena Events Group PLC(a)(b)	5,000,000	947,792
Johnson Service Group PLC(a)	1,000,000	2,051,367
K-Bro Linen, Inc.	150,000	5,004,774
Total Diversified Support Services		8,003,933

Electrical Components & Equipment (0.15%)
Arcure SA(a)	100,000	429,210

Electronic Equipment & Instruments (6.22%)
Autonomous Control Systems Laboratory, Ltd.(a)	50,000	1,190,336
Basler AG	80,000	9,212,764
Catapult Group International, Ltd.(a)	1,700,000	2,440,432
Eroad, Ltd.(a)	1,000,000	3,083,771
Seeing Machines, Ltd.(a)	15,000,000	2,047,231
Total Electronic Equipment & Instruments		17,974,534

Food Retail (4.30%)
Naked Wines PLC(a)	1,200,000	12,424,004

Health Care Equipment (3.42%)
Atomo Diagnostics, Ltd.(a)	10,000,000	1,822,919
Revenio Group Oyj	80,000	4,747,106
Surgical Science Sweden AB(a)	250,000	3,303,391
Total Health Care Equipment		9,873,416

Health Care Facilities (0.45%)
Japan Animal Referral Medical Center Co., Ltd.(a)	70,000	1,314,970

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	17

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2021 (Unaudited)

	Shares	Value (Note 2)
Health Care Supplies (4.88%)
Advanced Medical Solutions Group PLC	2,000,000	$6,438,094
Tristel PLC	300,000	2,646,925
Ypsomed Holding AG	30,000	5,034,121
Total Health Care Supplies		14,119,140

Health Care Technology (1.49%)
MedPeer, Inc.(a)	40,000	2,362,610
Mentice AB(a)(c)	200,000	1,955,699
Total Health Care Technology		4,318,309

Homefurnishing Retail (3.83%)
Maisons du Monde SA(a)(b)(d)	500,000	11,070,327

Hotels, Resorts & Cruise Lines (1.09%)
Trainline PLC(a)(b)(d)	496,000	3,138,591

Industrial Machinery (5.18%)
Balyo SA(a)	800,000	1,988,906
va-Q-tec AG(a)(b)	350,000	12,970,108
Total Industrial Machinery		14,959,014

Internet & Direct Marketing Retail (9.24%)
AO World PLC(a)	2,000,000	8,119,994
Creema, Ltd.(a)	50,000	1,855,949
Home24 SE(a)	100,000	2,172,552
Marley Spoon AG(a)	2,700,000	5,126,959
momo.com, Inc.	150,000	5,204,500
Oisix ra daichi, Inc.(a)	160,000	4,212,237
Total Internet & Direct Marketing Retail		26,692,191

Investment Banking & Brokerage (1.02%)
JDC Group AG(a)	227,158	2,943,600

IT Consulting & Other Services (1.23%)
TechMatrix Corp.	200,000	3,552,946

Life Sciences Tools & Services (0.96%)
Genetic Signatures, Ltd.(a)	1,300,000	1,540,366
Genovis AB(a)	300,000	1,229,755
Total Life Sciences Tools & Services		2,770,121

See Notes to Financial Statements.

18	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2021 (Unaudited)

	Shares	Value (Note 2)
Movies & Entertainment (2.20%)
Thunderbird Entertainment Group, Inc.(a)	1,700,000	$6,357,922

Multi-line Insurance (0.70%)
DFV Deutsche Familienversicherung AG(a)(b)	129,140	2,029,033

Security & Alarm Services (1.60%)
Blackline Safety Corp.(a)(c)	700,000	4,617,649

Soft Drinks (5.61%)
Fevertree Drinks PLC	550,000	16,226,202

TOTAL COMMON STOCKS
(Cost $195,693,350)		256,085,181

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (6.55%)

State Street Institutional US Government Money Market Fund	0.010%	18,913,354	18,913,354
			18,913,354
TOTAL SHORT TERM INVESTMENT
(Cost $18,913,354)			18,913,354

TOTAL INVESTMENTS (95.16%)
(Cost $214,606,704)			$274,998,535

OTHER ASSETS IN EXCESS OF LIABILITIES (4.84%)			13,994,705

NET ASSETS (100.00%)			$288,993,240

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2021, the fair value of those securities was $32,574,997 representing 11.27% of net assets.
(c)	Security deemed to be illiquid under the procedures approved by the Fund’s Board of Trustees. As of March 31, 2021, the fair value of illiquid securities in the aggregate was $13,288,625, representing 4.60% of the Fund’s net assets.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	19

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2021 (Unaudited)

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021 the fair value of securities restricted under Rule 144A in the aggregate was $15,122,311, representing 5.23% of net assets.

At March 31, 2021, Seven Canyons World Innovators Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	10.1
Canada	7.3
Finland	1.9
France	5.4
Germany	16.3
Great Britain	28.7
India	1.9
Japan	11.5
Mexico	5.2
New Zealand	1.2
Norway	1.2
South Korea	0.8
Sweden	4.0
Switzerland	2.0
Taiwan	2.0
United States	0.6
100.0

See Notes to Financial Statements.

20	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Statements of Assets and Liabilities

March 31, 2021 (Unaudited)

	SEVEN CANYONS STRATEGIC INCOME FUND	SEVEN CANYONS WORLD INNOVATORS FUND

ASSETS:
Investments, at value (Cost $22,143,530 and $214,606,704)	$32,098,919	$274,998,535
Foreign currency, at value (Cost $472,690 and $2,928, respectively)	473,396	2,922
Receivable for investments sold	111,073	2,293
Receivable for shares sold	186,335	14,633,659
Dividends and interest receivable	17,836	95,778
Other assets	11,328	30,891
Total Assets	32,898,887	289,764,078

LIABILITIES:
Deferred Foreign Capital Gains Tax	284,216	186,861
Payable for administration and transfer agent fees	10,284	22,430
Payable for investments purchased	426,537	89,458
Payable for shares redeemed	15,155	116,121
Payable to adviser	11,804	304,168
Payable for printing fees	1,192	4,965
Payable for professional fees	10,452	17,972
Payable for trustees' fees and expenses	510	7,842
Payable to Chief Compliance Officer fees	599	2,749
Accrued expenses and other liabilities	19,697	18,272
Total Liabilities	780,446	770,838
NET ASSETS	$32,118,441	$288,993,240

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$23,486,031	$211,533,836
Total distributable earnings	8,632,410	77,459,404
NET ASSETS	$32,118,441	$288,993,240

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	21

Seven Canyons Advisors	Statements of Assets and Liabilities

March 31, 2021 (Unaudited)

	SEVEN CANYONS STRATEGIC INCOME FUND	SEVEN CANYONS WORLD INNOVATORS FUND
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$14.64	$26.28
Net Assets	$32,118,441	$216,021,049
Shares of beneficial interest outstanding	2,194,193	8,219,550
Institutional Class:
Net Asset Value, offering and redemption price per share	N/A	$26.75
Net Assets	N/A	$72,972,191
Shares of beneficial interest outstanding	N/A	2,728,076

See Notes to Financial Statements.

22	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Statements of Operations

For the Six Months Ended March 31, 2021 (Unaudited)

	SEVEN CANYONS STRATEGIC INCOME FUND	SEVEN CANYONS WORLD INNOVATORS FUND
INVESTMENT INCOME:
Dividends from unaffiliated issuers	$408,679	$363,833
Foreign taxes withheld	(3,426)	(16,471)
Total Investment Income	405,253	347,362
EXPENSES:
Investment advisory fees (Note 6)	104,284	1,875,511
Administration fees	19,986	127,215
Custody fees	21,943	50,426
Legal fees	1,524	8,575
Audit and tax fees	10,338	10,338
Transfer agent fees	22,301	149,894
Trustees' fees and expenses	1,579	10,730
Registration and filing fees	10,761	19,849
Printing fees	1,839	9,727
Chief Compliance Officer fees	2,436	17,878
Insurance fees	689	2,287
Other expenses	4,058	9,524
Total Expenses	201,738	2,291,954
Less fees waived/reimbursed by investment adviser (Note 6)
Investor Class	(60,093)	(76,901)
Institutional Class	–	(78,482)
Total fees waived/reimbursed by investment adviser (Note 6)	(60,093)	(155,383)
Net Expenses	141,645	2,136,571
NET INVESTMENT INCOME/(LOSS)	263,608	(1,789,209)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	23

Seven Canyons Advisors	Statements of Operations

For the Six Months Ended March 31, 2021 (Unaudited)

	SEVEN CANYONS STRATEGIC INCOME FUND	SEVEN CANYONS WORLD INNOVATORS FUND
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain/(loss) on:
Unaffiliated Investments	1,271,275	29,026,849
Foreign currency transactions	10,002	(441,715)
Net realized gain	1,281,277	28,585,134
Change in unrealized appreciation/(depreciation) on:
Unaffiliated Investments (net of change in foreign capital gains tax of $(223,950) and $(186,861))	5,920,652	8,022,279
Translation of asset and liabilities denominated in foreign currency	(4,629)	7,998
Net change	5,916,023	8,030,277
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	7,197,300	36,615,411
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,460,908	$34,826,202

See Notes to Financial Statements.

24	www.sevencanyonsadvisors.com

Seven Canyons Strategic Income Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
OPERATIONS:
Net investment income	$263,608	$615,773
Net realized gain/(loss) on investments	1,281,277	(1,381,938)
Net change in unrealized appreciation/(depreciation) on investments	5,916,023	(179,479)
Net increase/(decrease) in net assets resulting from operations	7,460,908	(945,644)
DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(189,965)	(1,101,362)
From return of capital Investor Class	–	(51,250)
Total distributions	(189,965)	(1,152,612)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Investor Class
Shares sold	325,265	1,350,601
Dividends reinvested	186,335	1,137,069
Shares redeemed	(2,880,896)	(7,619,723)
Redemption fees	–	433
Net decrease from beneficial share transactions	(2,369,296)	(5,131,620)
Net increase/(decrease) in net assets	4,901,647	(7,229,876)

NET ASSETS:
Beginning of period	27,216,794	34,446,670
End of period	$32,118,441	$27,216,794

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	25

Seven Canyons World Innovators Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
OPERATIONS:
Net investment loss	$(1,789,209)	$(1,427,046)
Net realized gain on investments	28,585,134	15,006,708
Net change in unrealized appreciation on investments	8,030,277	45,589,158
Net increase in net assets resulting from operations	34,826,202	59,168,820
DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(16,322,460)	(634,788)
Institutional Class	(5,384,380)	(37,652)
Total distributions	(21,706,840)	(672,440)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Investor Class
Shares sold	62,577,952	31,276,758
Dividends reinvested	15,796,640	614,289
Shares redeemed	(22,065,593)	(45,701,421)
Redemption fees	36,346	11,752
Net increase/(decrease) from beneficial share transactions	56,345,345	(13,798,622)
Institutional Class
Shares sold	90,863,564	26,543,435
Dividends reinvested	5,337,155	35,769
Shares redeemed	(63,230,986)	(2,727,851)
Redemption fees	6,825	963
Net increase from beneficial share transactions	32,976,558	23,852,316
Net increase in net assets	102,441,265	68,550,074

NET ASSETS:
Beginning of period	186,551,975	118,001,901
End of period	$288,993,240	$186,551,975

See Notes to Financial Statements.

26	www.sevencanyonsadvisors.com

Page Intentionally Left Blank

Seven Canyons Strategic Income Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Tax return of capital
Total Distributions
REDEMPTION FEES
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver
PORTFOLIO TURNOVER RATE(f)

See Notes to Financial Statements.

28	www.sevencanyonsadvisors.com

Seven Canyons Strategic Income Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(a)	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
$11.45		$12.05	$12.74	$11.78	$10.62	$10.49

0.12		0.23	0.34	0.21	0.16	0.26
3.16		(0.41)	(0.62)	1.04	1.12	0.49
3.28		(0.18)	(0.28)	1.25	1.28	0.75

(0.09)		(0.17)	(0.41)	(0.29)	(0.12)	(0.23)
–		(0.23)	–	–	–	(0.35)
–		(0.02)	–	–	–	(0.04)
(0.09)		(0.42)	(0.41)	(0.29)	(0.12)	(0.62)
–		0.00 (c)	0.00 (c)	0.00 (c)	–	–
3.19		(0.60)	(0.69)	0.96	1.16	0.13
$14.64		$11.45	$12.05	$12.74	$11.78	$10.62
28.62%		(1.60%)	(2.09%)	10.71%	12.09%	7.38%

$32,118		$27,217	$34,447	$39,618	$45,045	$55,112

1.35	%(e)	1.46%	1.31%	1.08%	1.10%	1.04%
0.95	%(e)	0.95%	0.95%	0.95%	0.95%	0.95%
1.77	%(e)	2.09%	2.85%	1.71%	1.12%	2.50%
40%		128%	50%	72%	34%	45%

(a)	Effective September 10, 2018, the Seven Canyons Strategic Income Fund merged into the ALPS Series Trust. The Fund was previously advised by Wasatch Advisors, Inc., and was recognized as the Wasatch Strategic Income Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	29

Seven Canyons World Innovators Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net realized gains on investments
Total Distributions
REDEMPTION FEES
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver
PORTFOLIO TURNOVER RATE(f)

See Notes to Financial Statements.

30	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(a)	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
$24.32		$15.97	$22.59	$22.75	$19.32	$20.17

(0.20)		(0.20)	(0.05)	(0.14)	(0.13)	(0.12)
4.48		8.65	(2.04)	3.30	4.26	1.90
4.28		8.45	(2.09)	3.16	4.13	1.78

(2.33)		(0.10)	(4.53)	(3.32)	(0.70)	(2.63)
(2.33)		(0.10)	(4.53)	(3.32)	(0.70)	(2.63)
0.01		0.00 (c)	0.00 (c)	0.00 (c)	–	–
1.96		8.35	(6.62)	(0.16)	3.43	(0.85)
$26.28		$24.32	$15.97	$22.59	$22.75	$19.32
17.40%		53.12%	(7.13%)	14.77%	22.23%	8.97%

$216,021		$149,179	$111,449	$153,187	$191,021	$193,826

1.83	%(e)	2.02%	1.94%	1.82%	1.83%	1.78%
1.75	%(e)	1.75%	1.75%	1.81%	1.83%	1.78%
(1.46	%)(e)	(1.12%)	(0.30%)	(0.65%)	(0.57%)	(0.66%)
54%		176%	136%	159%	91%	112%

(a)	Effective September 10, 2018, the Seven Canyons World Innovators Fund merged into the ALPS Series Trust. The Fund was previously advised by Wasatch Advisors, Inc., and was recognized as the Wasatch Strategic Income Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	31

Seven Canyons World Innovators Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net realized gains on investments
Total Distributions
REDEMPTION FEES
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver
PORTFOLIO TURNOVER RATE(f)

See Notes to Financial Statements.

32	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(a)	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016
$24.69		$16.18	$22.78	$22.87	$19.36	$17.54

(0.18)		(0.20)	(0.02)	(0.05)	(0.09)	0.00	(c)
4.57		8.81	(2.05)	3.28	4.30	1.82
4.39		8.61	(2.07)	3.23	4.21	1.82

(2.33)		(0.10)	(4.53)	(3.32)	(0.70)	–
(2.33)		(0.10)	(4.53)	(3.32)	(0.70)	–
0.00	(c)	0.00 (c)	0.00 (c)	–	–	–
2.06		8.51	(6.60)	(0.09)	3.51	1.82
$26.75		$24.69	$16.18	$22.78	$22.87	$19.36
17.55%		53.42%	(6.96%)	15.03%	22.55%	10.38%

$72,972		$37,373	$6,553	$8,160	$3,836	$5,977

1.83	%(e)	1.97%	1.94%	2.05%	2.22%	3.69	%(e)
1.55	%(e)	1.55%	1.55%	1.55%	1.55%	1.55	%(e)
(1.30	%)(e)	(1.01%)	(0.10%)	(0.23%)	(0.29%)	0.01	%(e)
54%		176%	136%	159%	91%	112%

(a)	Effective September 10, 2018, the Seven Canyons World Innovators Fund merged into the ALPS Series Trust. The Fund was previously advised by Wasatch Advisors, Inc., and was recognized as the Wasatch Strategic Income Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	33

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2021 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Seven Canyons Strategic Income Fund (the “Strategic Income Fund”) and Seven Canyons World Innovators Fund (the “World Innovators Fund”)(each individually a “Fund” or collectively “Funds”). The Strategic Income Fund’s primary investment objective is to capture current income with a secondary objective of long-term growth of capital and World Innovators Fund’s primary investment objective is long-term growth of capital. The Funds are each classified as diversified under the 1940 Act. The Strategic Income Fund currently offers Investor Class shares and the World Innovators Fund currently offers Investor Class and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in preparation of its financial statements.

Investment Valuation: Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the last sale price or closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of a Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

34	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2021 (Unaudited)

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | March 31, 2021	35

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2021 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2021:

SEVEN CANYONS STRATEGIC INCOME FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Diversified REITs	$–	$–	$433,971	$433,971
Other	30,012,811	–	–	30,012,811
Warrants	18,896	–	–	18,896
Short Term Investment	1,633,241	–	–	1,633,241
Total	$31,664,948	$–	$433,971	$32,098,919

SEVEN CANYONS WORLD INNOVATORS FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$256,085,181	$–	$–	$256,085,181
Short Term Investment	18,913,354	–	–	18,913,354
Total	$274,998,535	$–	$–	$274,998,535

*	For a detailed Industry breakdown, see the accompanying Portfolio of Investments.

36	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2021 (Unaudited)

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Seven Canyons Strategic Income Fund	Common Stock	Total
Balance as of September 30, 2020	$531,437	$531,437
Accrued discount/ premium	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Appreciation/(Depreciation)	(97,466)	(97,466)
Purchases	–	–
Sales Proceeds	–	–
Transfer into Level 3	–	–
Transfer out of Level 3	–	–
Balance as of March 31, 2021	$433,971	$433,971
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2021	$(97,466)	$(97,466)

Quantitative information about Level 3 measurements as of March 31, 2021:

Seven Canyons Strategic Income Fund

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
		Net Asset Value less Liquidity Discount	Estimated Liquidity Discount	30%
Common Stock	$433,971	Recent Transaction	Recent Transaction	$1.00

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows: A change to a multiple may affect the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of the investment. For Liquidity Discount, a decrease in the multiple will result in an increase in fair value of the investment.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by the FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Semi-Annual Report | March 31, 2021	37

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2021 (Unaudited)

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six month period ended March 31, 2021, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2021, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective interest method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Funds. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible re-evaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

38	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2021 (Unaudited)

Foreign Exchange Transactions: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Funds normally pay dividends, if any, quarterly, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. The Funds may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risk: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has now spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

Semi-Annual Report | March 31, 2021	39

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2021 (Unaudited)

The tax character of distributions paid by the Funds for the fiscal year ended September 30, 2020, were as follows:

	Ordinary Income	Long-Term Capital Gains	Return of Capital
Seven Canyons Strategic Income Fund	$455,553	$645,809	$51,250
Seven Canyons World Innovators Fund	–	672,440	–

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2021, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Seven Canyons Strategic Income Fund	Seven Canyons World Innovators Fund
Gross unrealized appreciation (excess of value over tax cost)	$10,304,125	$71,105,582
Gross unrealized depreciation (excess of tax cost over value)	(484,573)	(11,208,486)
Net appreciation (depreciation) of foreign currency and derivatives	–	–
Net unrealized appreciation	$9,819,552	$59,897,096
Cost of investments for income tax purposes	$22,279,367	$215,101,439

These temporary differences are primarily attributed to wash sales, PFICs, partnerships, and organizational expenses.

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six month period ended March 31, 2021 were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Seven Canyons Strategic Income Fund	$10,699,240	$10,703,911
Seven Canyons World Innovators Fund	166,689,390	122,267,593

40	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2021 (Unaudited)

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 2.00% redemption fee deducted from the redemption amount. For the fiscal period ended March 31, 2021, the redemption fees charged by a Fund, if any, are presented in the Statements of Changes in Net Assets.

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020

Seven Canyons Strategic Income Fund
Investor Class
Shares sold	24,638	124,311
Shares issued in reinvestment of distributions to shareholders	12,728	95,524
Shares redeemed	(219,848)	(702,215)
Net decrease in shares outstanding	(182,482)	(482,380)

Seven Canyons World Innovators Fund
Investor Class
Shares sold	2,312,167	1,486,894
Shares issued in reinvestment of distributions to shareholders	587,017	35,426
Shares redeemed	(814,618)	(2,364,863)
Net increase/(decrease) in shares outstanding	2,084,566	(842,543)
Institutional Class
Shares sold	3,320,109	1,265,969
Shares issued in reinvestment of distributions to shareholders	194,929	2,036
Shares redeemed	(2,300,735)	(159,189)
Net increase in shares outstanding	1,214,303	1,108,816

Semi-Annual Report | March 31, 2021	41

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2021 (Unaudited)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. As of March 31, 2021, approximately 28% of the outstanding shares of the Strategic Income Fund are held by one record shareholder that owns shares on behalf of its underlying beneficial owners. Share transaction activities of these shareholders could have a material impact on the Fund. The World Innovators Fund did not have any shareholder or accounts that exceeded the 25% ownership threshold for disclosure.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Seven Canyons Advisors, LLC (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with each Fund’s investment objective, policies and limitations, and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Strategic Income Fund pays the Adviser an annual management fee of 0.70% based on the Fund’s average daily net assets, and the World Innovators Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets. The management fees are paid on a monthly basis. The Board may extend the Advisory Agreements for an additional one-year term. The Board and shareholders of the Funds may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ written notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Total Annual Fund Operating Expenses, exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business, for the Strategic Income Fund Investor Class shares and World Innovators Fund Investor Class shares and Institutional Class shares, to 0.95%, 1.75% and 1.55%, respectively, of each Fund’s average daily net assets of each class of shares. The Fee Waiver Agreement is in effect through January 31, 2022, and will thereafter continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by the Board and the Adviser does not provide at least 30 days written notice of non-continuance prior to the end of the then effective term. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement only to the extent that each Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis. The Adviser may not discontinue this waiver without the approval by the Trust's Board. Fees waived or reimbursed for the six month period ended March 31, 2021 are disclosed in the Statements of Operations.

42	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2021 (Unaudited)

As of March 31, 2021, the balance of recoupable expenses was as follows:

	Expiring in 2021	Expiring in 2022	Expiring in 2023	Expiring in 2024
Seven Canyons Strategic Income Fund
Investor	$8,181	$129,098	$149,027	$60,093
Seven Canyons World Innovators Fund
Institutional	1,829	25,386	53,988	78,482
Investor	23,137	239,226	321,479	76,901

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to each Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Funds’ operations. The Funds’ administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by each Fund for the fiscal period ended March 31, 2021, are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to each fund to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of each Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares of the Funds are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

7. TRUSTEES

As of March 31, 2021, there were three Trustees, all of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $13,500, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,250 and the Independent Chair receives a quarterly retainer of $3,250. The Independent Trustees and interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6, the Fund pays ALPS an annual fee for compliance services.

Semi-Annual Report | March 31, 2021	43

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2021 (Unaudited)

8. RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund Adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Funds have acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material. At March 31, 2021, the Funds held the following restricted securities:

Fund	Security Type	Acquisition Date	Amortized Cost	Fair Value	% of Net Assets
Seven Canyons Strategic Income Fund
Star Asia Capital Corp.	Common Stocks	2/22/07-5/11/15	$572,597	$433,971	1.35%

Restricted securities under Rule 144a, including the aggregate value and percentage of net assets of each Fund, have been identified in the Portfolios of Investments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown; as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

44	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2021 (Unaudited)

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. At a Special Meeting of Shareholders of the ALPS Series Trust, held on April 12, 2021, shareholders of record as of the close of business on March 1, 2021 voted to approve the election of Ward D. Armstrong and Bradley J. Swenson to serve on the Board of Trustees until their resignation, retirement, death or removal or until their respective successors are duly elected and qualified.

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

Semi-Annual Report | March 31, 2021	45

Seven Canyons Advisors	Additional Information

March 31, 2021 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Funds (toll-free) at 1-833-722-6966 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1-833-722-6966 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds’ portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are also available upon request, without charge, by calling (toll-free) 1-833-722-6966 or by writing to Seven Canyons Advisors at 22 East 100 South, Third Floor, Salt Lake City, Utah 84111.

46	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Disclosure Regarding Renewal and Approval of Fund Advisory Agreement

March 31, 2021 (Unaudited)

On February 18, 2021, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met via electronic means to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (the “Seven Canyons Agreement”) between the Trust and Seven Canyons Advisors, LLC (“Seven Canyons”) with respect to the Seven Canyons Strategic Income Fund (“Strategic Income Fund”) and the Seven Canyons World Innovators Fund (“World Innovators Fund”) (the Strategic Income Fund and World Innovators Fund, collectively the “Seven Canyons Funds”), in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

In anticipation of and as part of the process to consider renewal of the Seven Canyons Agreement, legal counsel to the Trust requested certain information from Seven Canyons. In response to these requests, the Trustees received reports from Seven Canyons that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of Seven Canyons and discussed the services of the firm provided pursuant to the Seven Canyons Agreement, as well as the information provided by Seven Canyons. In evaluating Seven Canyons and the fees charged under the Seven Canyons Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Seven Canyons Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of Services: The Trustees received and considered information regarding the nature, extent and quality of services provided to the Seven Canyons Funds under the Seven Canyons Agreement. The Trustees reviewed certain background materials supplied by Seven Canyons in its presentation, including its Form ADV and ownership structure.

The Trustees reviewed and considered Seven Canyons’ investment advisory personnel and its history as an asset manager. They also considered that Seven Canyons had provided the Board access to its most senior personnel, and that the Trustees had developed a good working relationship with Seven Canyons. The Trustees discussed the research and decision-making processes utilized by Seven Canyons, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Seven Canyons Funds. They also discussed the extensive bottom up research conducted by the portfolio management team to identify potential investments, and the portfolio managers’ nimbleness to react to changing markets. The Trustees acknowledged the high quality research and analysis completed by Seven Canyons.

The Trustees considered the background and experience of Seven Canyons’ management team, including reviewing the qualifications, background and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Seven Canyons Funds. The Trustees also reviewed, among other things, Seven Canyons’ Code of Ethics, and the firm’s compliance record with the Trust. The Trustees also considered Seven Canyons’ reputation generally and its investment techniques, strategies, risk management controls and decision-making processes. The Trustees then reviewed and discussed Seven Canyons’ financial statements to analyze the financial condition, stability and profitability of Seven Canyons. The Trustees concluded that Seven Canyons would be able to continue to provide quality services to the Seven Canyons Funds. The Trustees agreed that they were satisfied with the nature, extent and quality of services rendered by Seven Canyons under the Seven Canyons Agreement.

Semi-Annual Report | March 31, 2021	47

Seven Canyons Advisors	Disclosure Regarding Renewal and Approval of Fund Advisory Agreement

March 31, 2021 (Unaudited)

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee paid by each Seven Canyons Fund to Seven Canyons in light of the nature, extent and quality of the advisory services provided to the Seven Canyons Funds. The Trustees considered the information they received comparing each Seven Canyons Fund’s contractual annual advisory fee and overall expenses with those of funds in the peer group and universe of funds provided by FUSE, an independent provider of investment company data, noting that each FUSE peer group consisted of the applicable Seven Canyons Fund and other funds identified by FUSE as comparable to that Fund.

With respect to the World Innovators Fund, the Trustees noted that the Fund’s contractual advisory fee of 1.50% was among the highest fees within the FUSE peer group, as were the Fund’s total net expenses (after fee waiver and expense reimbursement), but that each was within the range of FUSE peer funds. The Trustees acknowledged the additional resources required to execute the strategy of the World Innovators Fund as compared to many of the peer funds. They discussed that the World Innovators Fund tended to invest in positions in the micro-cap range, which indicates that a higher fee could be warranted based on the fundamental research necessary to manage such a portfolio. With respect to the Strategic Income Fund, the Trustees noted that the Fund’s contractual advisory fee of 0.70% was lower than the peer group median and that the Fund’s total net expenses (after fee waiver and expense reimbursement) for the Institutional Class was among the lowest of its peer group.

The Trustees noted that with respect to each Fund, Seven Canyons had agreed to continue its contractual fee waiver, whereby it agreed to waive its fees or reimburse each of the Funds, as applicable, to the extent necessary to limit the expenses of such Fund. After further consideration, the Trustees determined that the contractual annual advisory fees and total net expenses for each Seven Canyons Fund, considering the contractual fee waiver, were not unreasonable.

Comparable Accounts: The Trustees discussed the comparable accounts managed by Seven Canyons and the fee structure and servicing requirements for these products, noting that the advisory fees charged to the Seven Canyons Funds compared favorably to the fees charged by Seven Canyons on its private fund.

Performance: The Trustees reviewed and considered each Seven Canyons Fund’s performance over both recent and long term periods. The Trustees acknowledged that the World Innovators Fund had comparatively strong performance across the 1-, 3- and 5-year periods. The Trustees, noting the positive absolute returns across all periods shown, agreed that the World Innovators Fund’s strategy appeared to be working as intended.

Turning to the Strategic Income Fund, the Trustees recognized that the Strategic Income Fund had underperformed the FUSE peer group average returns across the 3-month, 1-year and 5-year periods, but noted the Fund had outperformed the FUSE peer group across the 3-year, 10-year and since inception periods. The Trustees examined the fact that Seven Canyons represented it had shifted the focus of the Fund’s investment strategy in response to the recent underperformance, as permitted under the prospectus guidelines. The Trustees, noting the strong long term performance and continued positive absolute returns, agreed that Seven Canyons had shown its strategy’s ability to outperform and would continue to monitor the Fund’s performance going forward.

48	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Disclosure Regarding Renewal and Approval of Fund Advisory Agreement

March 31, 2021 (Unaudited)

The Adviser’s Profitability: The Trustees received and considered a profitability analysis prepared by Seven Canyons based on the fees paid under the Seven Canyons Agreement. The Trustees noted that Seven Canyons’ work with the Seven Canyons Funds was not creating profits that were unreasonable in absolute terms or as a percentage of income. The Trustees reviewed and discussed the financial statements of Seven Canyons and representations provided by the principals of the firm that the firm was committed to continuing to provide the Funds with the support necessary for success over the long term.

Economies of Scale: The Trustees considered whether Seven Canyons was benefiting from economies of scale in the provision of services to each Seven Canyons Fund and whether such economies should be shared with the Funds’ shareholders under the Seven Canyons Agreement. They noted that the expense limitation agreement provided shareholders with some benefits of economies of scale despite the Funds not yet achieving scale. The Trustees recommended Seven Canyons to consider breakpoints in the future if conditions warrant such a discussion and noted that it would have the opportunity to periodically re-examine whether the Seven Canyons Funds had achieved economies of scale.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Seven Canyons from its relationship with each Seven Canyons Fund, including research and other support services and its receipt of soft dollars. The Trustees concluded that considering all direct and indirect benefits, profits to Seven Canyons were not excessive.

Having requested and reviewed such information from Seven Canyons as the Board believed to be reasonably necessary to evaluate the terms of the Seven Canyons Agreement, the Trustees, including all the Independent Trustees, concluded that renewal of the Seven Canyons Agreement was in the best interests of each Seven Canyons Fund and its respective shareholders.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all the Independent Trustees, concluded that renewal of the Investment Advisory Agreement with Seven Canyons was in the best interests of the Seven Canyons Funds and their shareholders.

Semi-Annual Report | March 31, 2021	49

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc. is the Distributor of the Funds.

 (b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this report.

Item 3. Audit Committee Financial Expert.

Not applicable to this report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this report and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	None.

(a)(4)	Not applicable to this report.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS SERIES TRUST

By:	/s/ Bradley Swenson
Bradley Swenson
President (Principal Executive Officer)

Date:	June 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley Swenson
Bradley Swenson
President (Principal Executive Officer)

Date:	June 7, 2021

By:	/s/ Erich Rettinger
Erich Rettinger
Treasurer (Principal Financial Officer)

Date:	June 7, 2021